                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3178

                          RIVERSOURCE BOND SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 1/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

CORE BOND FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2008


RIVERSOURCE CORE BOND FUND SEEKS
TO PROVIDE SHAREHOLDERS WITH A
HIGH TOTAL RETURN THROUGH CURRENT
INCOME AND CAPITAL APPRECIATION.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS

Fund Snapshot.......................      2

Performance Summary.................      4

Questions & Answers
   with Portfolio Management........      8

Fund Expenses Example...............     12

Portfolio of Investments............     15

Financial Statements................     32

Notes to Financial Statements.......     38

Proxy Voting........................     60

Results of Meeting of
   Shareholders ....................     61

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

                         RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  1

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

FUND OBJECTIVE

RiverSource Core Bond Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

SECTOR BREAKDOWN

Percentage of portfolio assets
(PIE CHART)

Mortgage-Backed                                              44.9%
Corporate Bonds(1)                                           22.6%
Commercial Mortgage-Backed                                   13.5%
U.S. Government Obligation and Agencies                      11.0%
Cash & Cash Equivalents                                       5.6%
Asset-Backed                                                  2.4%

(1) Includes Telecommunication 6.6%, Financials 4.1%, Utilities 3.8%, Consumer Staples 2.5%, Consumer Discretionary 2.1%, Industrials 1.7%, Energy 1.2% and Health Care 0.6%.

QUALITY BREAKDOWN

Percentage of bond portfolio assets
(PIE CHART)


AAA bonds                                                    74.6%
AA bonds                                                      2.0%
A bonds                                                       6.7%
BBB bonds                                                    15.7%
Non-investment grade bonds                                    1.0%


Bond ratings apply to the number of underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with an investment in a bond fund, including the impact of interest rates and credit. These and other risk considerations are discussed in the fund's prospectus. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.

--------------------------------------------------------------------------------

 2 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
         X                 HIGH
                           MEDIUM        QUALITY
                           LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGERS

                           YEARS IN INDUSTRY
Jamie Jackson, CFA                20
Scott Kirby                       29
Tom Murphy, CFA                   22

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     ACBAX          06/19/03
Class B                     ABOBX          06/19/03
Class C                        --          06/19/03
Class I                     ABDIX          03/04/04
Class R2                       --          12/11/06
Class R3                       --          12/11/06
Class R4                    RSCFX          06/19/03
Class R5                       --          12/11/06
Class W                     RCBWX          12/01/06
Total net assets                        $317.1 million
Number of holdings                              381
Weighted average life(1)                  5.5 years
Effective duration(2)                     3.9 years
Weighted average bond rating(3)                 AA+

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.
--------------------------------------------------------------------------------

                         RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  3

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Core Bond Fund Class A (excluding
  sales charge)                                        +4.95%

Lehman Brothers Aggregate Bond Index (unmanaged)       +6.82%

Lipper Intermediate Investment Grade Index             +5.84%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Intermediate Investment Grade Debt Funds Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.09%                        0.89%
Class B                                           1.85%                        1.65%
Class C                                           1.85%                        1.65%
Class I                                           0.66%                        0.50%
Class R2                                          1.45%                        1.30%
Class R3                                          1.19%                        1.05%
Class R4                                          0.95%                        0.77%
Class R5                                          0.71%                        0.55%
Class W                                           1.08%                        0.95%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), will not exceed 0.89% for Class A, 1.65% for Class B, 1.65% for Class C, 0.50% for Class I, 1.30% for Class R2, 1.05% for Class R3, 0.77% for Class R4, 0.55% for Class R5 and 0.95% for Class W.
--------------------------------------------------------------------------------

 4 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

                       THIS PAGE LEFT BLANK INTENTIONALLY

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                                      SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   INCEPTION
 Class A (inception 6/19/03)          +4.95%     +6.61%   +3.82%     +3.17%
 Class B (inception 6/19/03)          +4.66%     +5.81%   +3.06%     +2.41%
 Class C (inception 6/19/03)          +4.66%     +5.82%   +3.06%     +2.41%
 Class I (inception 3/4/04)           +5.27%     +7.01%   +4.17%     +3.97%
 Class R2 (inception 12/11/06)        +4.95%     +6.29%     N/A      +4.94%
 Class R3 (inception 12/11/06)        +5.09%     +6.56%     N/A      +5.21%
 Class R4 (inception 6/19/03)         +5.66%     +7.31%   +4.15%     +3.44%
 Class R5 (inception 12/11/06)        +5.12%     +6.86%     N/A      +5.53%
 Class W (inception 12/1/06)          +5.03%     +6.56%     N/A      +4.82%

WITH SALES CHARGE
 Class A (inception 6/19/03)          -0.01%     +1.50%   +2.15%     +2.08%
 Class B (inception 6/19/03)          -0.34%     +0.81%   +1.80%     +2.02%
 Class C (inception 6/19/03)          +3.66%     +4.82%   +3.06%     +2.41%

--------------------------------------------------------------------------------

 6 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AT DEC. 31, 2007
                                                                      SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   INCEPTION
 Class A (inception 6/19/03)          +4.44%     +5.38%   +3.66%     +2.98%
 Class B (inception 6/19/03)          +4.04%     +4.48%   +2.83%     +2.20%
 Class C (inception 6/19/03)          +4.04%     +4.48%   +2.82%     +2.19%
 Class I (inception 3/4/04)           +4.53%     +5.66%   +3.93%     +3.73%
 Class R2 (inception 12/11/06)        +4.44%     +5.06%     N/A      +4.29%
 Class R3 (inception 12/11/06)        +4.58%     +5.33%     N/A      +4.56%
 Class R4 (inception 6/19/03)         +5.16%     +6.08%   +3.96%     +3.25%
 Class R5 (inception 12/11/06)        +4.61%     +5.63%     N/A      +4.86%
 Class W (inception 12/1/06)          +4.30%     +5.22%     N/A      +4.04%

WITH SALES CHARGE
 Class A (inception 6/19/03)          -0.51%     +0.34%   +1.98%     +1.87%
 Class B (inception 6/19/03)          -0.96%     -0.52%   +1.57%     +1.80%
 Class C (inception 6/19/03)          +3.04%     +3.48%   +2.82%     +2.19%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

  * Not annualized.

--------------------------------------------------------------------------------

                         RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, the portfolio management team for RiverSource Core Bond Fund discusses the Fund's results and positioning for the six months ended Jan. 31, 2008.

At Jan. 31, 2008, approximately 79% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible RiverSource Core Bond Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 47, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Core Bond Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 12 and 44.

Q: How did RiverSource Core Bond Fund perform for the six-month period?

A: RiverSource Core Bond Fund's Class A shares (excluding sales charge) returned 4.95% for the six months ended Jan. 31, 2008. The Fund underperformed its benchmark, the unmanaged Lehman Brothers Aggregate Bond Index (Lehman Index), which gained 6.82%. The Fund's peer group, as represented by the Lipper Intermediate Investment Grade Debt Funds Index, returned 5.84% during the same period.

   ALL TOLD, LOWER QUALITY SECURITIES PERFORMED WORST DURING THE PERIOD, WHILE TREASURIES AND TREASURY INFLATION-PROTECTED SECURITIES PERFORMED BEST.


Q: What factors most significantly affected the Fund's performance?

A: Impacting the Fund's performance most was the strong rally of bonds during the six-month period, as credit and liquidity concerns dominated sentiment across the investment markets. The intensifying liquidity crunch and heightened fears over the subprime mortgage crisis spreading into a broader economic recession led investors to increasingly seek the relative safety of Treasuries, driving Treasury prices up and yields down in dramatic fashion. Remember, bond yields and prices typically move in opposite directions. At the same time, investors fled the riskier sectors of the fixed income market, particularly in August and again in November, following a short-lived recovery in October. All told, lower quality securities performed worst during the period, while Treasuries and Treasury inflation-protected securities (TIPS) performed best. Foreign bonds also performed well, boosted by the dollar's continued slide.

--------------------------------------------------------------------------------

 8 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   Strong performance of higher quality fixed income securities was supported by falling interest rates. During the six-month period, the Federal Reserve Board (the Fed) lowered the targeted federal funds rate by 225 basis points, or 2.25%, including an emergency cut of 0.75% on Jan. 22. At the end of January, the targeted federal funds rate stood at 3.00%.

   The Fund's exposure to TIPS helped its performance, as interest rates fell and inflation expectations remained somewhat elevated. Effective issue selection within the investment grade corporate bond and agency sectors also contributed positively to Fund results. At the same time, having only a modest allocation to agency securities helped Fund performance, as this fixed income sector underperformed Treasuries during the period. Overall, the Fund's emphasis on higher quality investments supported gains, as higher quality fixed income sectors generally outperformed for the semiannual period.

   Conversely, the Fund's short duration positioning relative to the Lehman Index hurt performance, as interest rates declined dramatically over the period. Duration is a measure of the Fund's sensitivity to changes in interest rates. Significant exposure to and issue selection within commercial mortgage-backed securities (CMBS) and residential mortgage securities further detracted from Fund performance, as these sectors came under increased pressure during the period and lagged the Lehman Index for the six months.

Q: What changes did you make to the Fund's portfolio during the period?

A: We increased the Fund's exposure to non-agency mortgage-backed securities, given our view that the weakness seen in this sector during the period would be temporary. We also increased the Fund's position in TIPS, as actual and anticipated inflation pressures rose. The Fund's portfolio turnover rate for the six-month period was 147%.*

* A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transactions cots. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall Fund.

--------------------------------------------------------------------------------

                         RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

   WE EXPECT BOTH THE FISCAL STIMULUS PACKAGE AND THE FED'S SIGNIFICANT INTEREST RATE CUTS TO BOOST ECONOMIC ACTIVITY IN THE SECOND HALF OF 2008.


Q: What is the Fund's tactical view and strategy for the months ahead?

A: Most agree that the view ahead for economic growth has deteriorated, but, that said, we believe the U.S. economy will avoid recession and growth will be greater than the markets are pricing in currently. We expect both the fiscal stimulus package and the Fed's significant interest rate cuts to boost economic activity in the second half of 2008. Moreover, the inflation picture still seems to us to be dominated by factors pointing to higher, not lower, inflation. These factors include the decline in the value of the U.S. dollar, rising commodity prices and solid growth of real wages. In the near term, we expect the Fed to lower rates a bit more in an effort to help limit the risk of recession. However, should there be a gradual recovery from the liquidity crunch and should the economy recover to near trend-like growth and inflation pressures remain, we expect the Fed ultimately to disappoint the market with less easing than currently anticipated. Indeed, we believe there is a real possibility that the Fed will want to take back some of its easing moves later in 2008, once recession risks recede, to help combat rising inflationary pressures. In a modest economic growth environment accompanied by higher inflation, we believe rates should be materially higher.

   Given this view, we intend to maintain the Fund's shorter-than-Lehman Index duration positioning for the near term. We further intend to maintain the Fund's emphasis on higher quality spread sectors, or non-Treasury sectors of the fixed income market, over U.S. Treasuries. We especially expect to focus on CMBS and non-agency mortgage-backed securities, which we believe continue to offer compelling value, with less of an exposure to agency securities.

--------------------------------------------------------------------------------

 10 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   As we still expect volatility within the fixed income markets to continue over the first half of 2008, we will continue to closely monitor Fed policy shifts, economic data releases, supply/demand factors and interest rate movements and adjust the portfolio's holdings and duration stance if necessary.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 12 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             AUG. 1, 2007    JAN. 31, 2008   THE PERIOD(A)   EXPENSE RATIO

 Class A
   Actual(b)                    $1,000         $1,049.50         $4.60            .89%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.72         $4.53            .89%
 Class B
   Actual(b)                    $1,000         $1,046.60         $8.51           1.65%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,016.89         $8.39           1.65%
 Class C
   Actual(b)                    $1,000         $1,046.60         $8.46           1.64%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,016.94         $8.34           1.64%
 Class I
   Actual(b)                    $1,000         $1,052.70         $2.59            .50%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,022.68         $2.55            .50%
 Class R2
   Actual(b)                    $1,000         $1,049.50         $6.72           1.30%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.65         $6.61           1.30%
 Class R3
   Actual(b)                    $1,000         $1,050.90         $5.27           1.02%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.06         $5.19           1.02%
 Class R4
   Actual(b)                    $1,000         $1,056.60         $3.99            .77%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.32         $3.92            .77%
 Class R5
   Actual(b)                    $1,000         $1,051.20         $2.84            .55%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,022.43         $2.80            .55%

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  13

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             AUG. 1, 2007    JAN. 31, 2008   THE PERIOD(A)   EXPENSE RATIO
 Class W
   Actual(b)                    $1,000         $1,050.30         $4.86            .94%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.47         $4.79            .94%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2008: +4.95% for Class A, +4.66% for Class B, +4.66% for Class C, +5.27% for Class I, +4.95% for Class R2, +5.09% for Class R3, +5.66% for Class R4, +5.12% for Class R5 and +5.03% for Class W.

--------------------------------------------------------------------------------

 14 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

BONDS (101.2%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (11.8%)
Federal Farm Credit Bank
  10-10-08                           4.25%          $660,000                $666,970
  10-17-12                           4.50          1,060,000               1,111,281
Federal Home Loan Bank
  02-08-08                           4.63          1,350,000               1,350,050
  09-12-08                           4.25          2,215,000               2,234,922
Federal Home Loan Mtge Corp
  06-15-08                           3.88          1,420,000               1,426,120
  03-15-09                           5.75            170,000                 175,842
  03-15-31                           6.75          1,740,000               2,203,468
  04-16-37                           6.00          3,615,000               3,793,176
Federal Natl Mtge Assn
  06-15-08                           5.25            525,000                 529,914
  06-15-10                           7.13          1,250,000               1,372,918
  07-15-37                           5.63          1,595,000               1,787,054
U.S. Treasury
  01-31-10                           2.13            510,000(b)              509,522
  12-31-12                           3.63          2,680,000               2,779,873
  11-15-17                           4.25            760,000                 798,119
  02-15-26                           6.00          3,505,000               4,237,488
  02-15-37                           4.75          1,255,000               1,336,967
U.S. Treasury Inflation-Indexed Bond
  01-15-14                           2.00          5,043,748(e)            5,379,723
  01-15-15                           1.63          5,502,550(e)            5,722,884
                                                                     ---------------
Total                                                                     37,416,291
------------------------------------------------------------------------------------

ASSET-BACKED (2.6%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
  07-06-12                           5.49            700,000(k)              719,688
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                           6.15            400,000(d)              394,635
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
  07-15-20                           5.75            300,000                 316,923

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ASSET-BACKED (CONT.)
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                           5.62%        $1,025,000(h)              $49,168
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                           4.92             95,000                  93,397
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
  10-25-46                           5.69            575,000                 546,615
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                           3.64            136,639(j)              127,946
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           3.54            750,000(j)              697,500
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78            700,000(d,k)            616,000
Franklin Auto Trust
 Series 2004-1 Cl A3 (MBIA)
  03-15-12                           4.15             58,418(k)               58,465
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85            133,333(d,k)            133,306
Keycorp Student Loan Trust
 Series 2003-A Cl 2A2 (MBIA)
  10-25-25                           3.64          1,017,374(k,j)          1,005,292
MASTR Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
  01-25-36                           3.52            656,054(j)              651,852
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                           5.88            650,000(h)              121,024

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  15

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ASSET-BACKED (CONT.)
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-3 Cl AIO
  01-25-12                           5.88%        $1,100,000(h)             $268,686
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                           5.90            550,000(h)              151,360
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                           5.57            275,000                 280,266
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
  06-25-37                           6.31            120,000                  35,100
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
  06-25-37                           6.66             80,000                  17,639
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
  06-25-37                           7.01            115,000                  22,994
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                           3.52            446,253(j)              441,094
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                           3.56          1,050,000(j)              993,751
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                           5.45            300,000(d)              305,499
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (FSA)
  10-12-12                           5.24            205,000(k)              208,194
                                                                     ---------------
Total                                                                      8,256,394
------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (14.5%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           4.99            225,000                 223,471
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45          1,150,000               1,119,043

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
  03-13-40                           4.00%          $263,380                $258,926
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
  07-11-42                           4.57            325,000                 320,234
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                           5.47            475,000                 472,772
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                           5.68            750,000                 765,152
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15             76,976(d)               76,521
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
  10-15-49                           5.43            300,000                 301,124
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
  12-10-49                           5.70          1,250,000               1,263,059
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                           5.40            175,000                 173,203
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           4.85            150,000(d,j)            148,125
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
  12-10-49                           5.82          1,350,000               1,368,764
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           4.18            875,000(d,j)            868,438
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66            375,000                 378,512
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                           5.72            650,000                 654,430
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60            275,000                 271,082
Federal Natl Mtge Assn #386558
  10-01-10                           4.85            471,397                 483,912

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725217
  02-01-14                           4.78%        $1,043,716              $1,064,349
Federal Natl Mtge Assn #735029
  09-01-13                           5.28            360,080                 372,979
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                           4.77            400,000                 387,993
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                           4.77            458,775(d)              458,568
General Electric Capital Assurance
 Series 2003-1 Cl A4
  05-12-35                           5.25            300,000(d)              304,209
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88            150,000                 149,400
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl AM
  03-10-39                           5.48          1,950,000               1,826,169
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96            250,000                 249,635
GS Mtge Securities II
 Series 2006-GG6 Cl A4
  04-10-38                           5.55            375,000                 372,774
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                           5.39            650,000(d,j)            597,652
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                           5.99            375,000                 272,798
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13            171,852                 168,889
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97            154,734                 153,216
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77            525,000                 520,712
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
  05-15-41                           5.25            325,000                 325,860

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                           4.18%          $150,000                $148,699
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                           4.48            656,087                 646,452
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
  10-15-42                           5.00          1,175,000               1,114,790
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
  12-15-44                           5.34          1,400,000               1,356,482
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                           5.48            750,000                 746,284
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49          2,750,000               2,735,237
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
  02-12-51                           5.79            600,000                 603,122
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
  02-12-51                           5.90          1,075,000               1,069,287
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
  02-12-51                           6.20            475,000(d)              365,019
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                           5.42          1,700,000               1,675,909
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
  09-15-26                           4.56            200,000                 198,594
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A5
  09-15-31                           4.85            500,000                 495,329
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97            225,000                 215,640
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93          1,200,000               1,183,644

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  17

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
Series 2006-C4 Cl AAB
  06-15-32                           5.86%          $975,000                $986,343
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
  09-15-39                           5.37            550,000                 543,654
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42            375,000                 375,671
LB-UBS Commercial Mtge Trust
 Series 2007-C6 Cl A4
  07-15-40                           5.86            700,000                 708,064
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
  09-15-45                           5.87            600,000                 609,099
Merrill Lynch Mtge Trust
 Series 2005-CKI1 Cl A1
  11-12-37                           5.08          1,147,328               1,153,329
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34          1,325,000               1,320,084
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59            250,000                 243,380
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                           5.97            250,000                 252,865
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
  06-11-49                           5.88            600,000                 617,484
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
  08-15-39                           6.10            975,000               1,011,508
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08          1,100,000(d)            1,100,330
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94          1,500,000               1,467,316
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09            300,000                 296,025
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
  03-15-45                           5.56          2,825,000               2,824,937

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
  03-15-45                           5.58%          $300,000                $295,349
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                           5.77          1,225,000               1,242,182
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                           5.73            400,000                 394,710
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                           5.31            900,000                 878,680
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
  11-15-48                           5.34            450,000                 443,116
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
  04-15-47                           5.51            250,000                 247,813
                                                                     ---------------
Total                                                                     45,938,398
------------------------------------------------------------------------------------

MORTGAGE-BACKED (48.4%)(f,l)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69            433,455(g)              412,551
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                           5.93            515,336(g)              528,771
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.19            515,989(g)              506,292
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                           3.54            859,105(g)              779,734
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                           6.00             98,945                  99,879
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75            170,585                 170,212

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Banc of America Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-9 Cl 1CB1
  01-25-37                           6.00%        $1,331,619              $1,310,282
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
  11-25-46                           7.25             45,769(d,m)             31,123
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                           5.88            418,101(g)              425,058
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
  10-25-37                           6.00          1,994,131               1,992,454
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-9 Cl 3A3
  10-25-20                           5.00          2,462,915               2,453,476
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2007-3 Cl 1A2
  09-25-37                           6.00            732,061                 734,765
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
  06-25-47                           6.25            561,105(g)              572,170
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                           5.10            450,000(d,g)            436,183
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
  08-25-47                           5.99          1,447,997(g)            1,460,836
Citicorp Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-5 Cl 3A1
  08-25-35                           5.00          1,441,123               1,395,993
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
Interest Only
 Series 2007-8CB Cl A13
  05-25-37                           7.73            451,977(h)               72,682

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                           4.75%          $132,768                $132,477
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
  10-25-33                           5.50          2,083,512               2,022,990
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-50CB Cl 2A1
  11-25-35                           6.00            972,269                 954,021
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                           5.50            286,941                 285,584
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                           5.50            286,078                 284,733
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                           5.50            586,345                 587,398
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50            243,962                 251,709
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                           5.50            214,615                 214,612
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                           6.00            695,458                 703,989
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00            600,189                 573,867
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                           6.00          1,140,000               1,154,250

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  19

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-43CB Cl 1A4
  02-25-37                           6.00%          $886,647                $899,166
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
  02-25-37                           6.00          1,498,089               1,505,112
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
  09-25-37                           6.50          1,900,374               1,924,724
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
  11-25-37                           6.50          1,953,214               1,942,593
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
  06-25-47                           3.73            968,634(j)              877,884
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           3.88          1,659,385(j)            1,184,264
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-27 Cl 2A1
  12-25-35                           5.50          1,746,280               1,719,423
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 17 Cl 4A1
  12-20-35                           5.62          1,405,992(g)            1,406,748
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00            299,509(d)              332,611
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                           5.36            593,482(g)              583,084
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
  10-25-37                           6.50          2,384,236               2,424,842

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
  06-25-47                           6.00%        $1,117,785(g)           $1,123,389
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR3 Cl 2A1
  06-25-37                           3.49            393,453(j)              388,797
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                          13.12          1,935,595(h)               13,307
Federal Home Loan Mtge Corp
  02-01-38                           6.00          4,785,000(b)            4,904,626
  02-01-38                           6.50          3,000,000(b)            3,116,250
Federal Home Loan Mtge Corp #1J0283
  02-01-37                           5.83            809,977(g)              828,746
Federal Home Loan Mtge Corp #1J1445
  01-01-37                           5.90          1,165,059(g)            1,194,432
Federal Home Loan Mtge Corp #A12692
  10-01-32                           6.00             70,078                  72,320
Federal Home Loan Mtge Corp #A13854
  09-01-33                           6.00            126,611                 131,104
Federal Home Loan Mtge Corp #B10254
  10-01-18                           5.50            402,649                 413,086
Federal Home Loan Mtge Corp #B12280
  02-01-19                           5.50            216,480                 222,091
Federal Home Loan Mtge Corp #C59161
  10-01-31                           6.00            126,851                 130,586
Federal Home Loan Mtge Corp #C77372
  03-01-33                           6.00            250,039                 257,621
Federal Home Loan Mtge Corp #C90613
  01-01-23                           5.00            138,955                 140,210
Federal Home Loan Mtge Corp #C90683
  06-01-23                           5.00            142,861                 144,152
Federal Home Loan Mtge Corp #C90767
  12-01-23                           6.00            116,959                 120,391
Federal Home Loan Mtge Corp #E74288
  12-01-13                           6.00            135,122                 139,655
Federal Home Loan Mtge Corp #E98725
  08-01-18                           5.00            171,548                 174,203
Federal Home Loan Mtge Corp #G01410
  04-01-32                           7.00            289,494                 307,698

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #G02757
  06-01-36                           5.00%        $2,072,001              $2,063,755
Federal Home Loan Mtge Corp #G03419
  07-01-37                           6.00          1,959,720               2,009,552
Federal Home Loan Mtge Corp #H01724
  09-01-37                           6.00          1,904,190               1,940,414
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
  07-15-17                          23.94            377,791(h)               23,739
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           3.19            304,245(h)               61,471
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                          45.31             51,697(h)                  603
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2817 Cl SA
  06-15-32                          34.83            567,045(h,i)             33,005
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
  02-15-33                           5.50            159,456                 162,682
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                           6.50            156,431                 164,976
Federal Natl Mtge Assn
  02-01-23                           6.00          2,275,000(b)            2,351,071
  02-01-38                           5.50          2,500,000(b)            2,532,813
  02-01-38                           6.00          6,300,000(b)            6,463,410
  02-01-38                           6.50          6,000,000(b)            6,226,873
  02-01-38                           7.00          2,000,000(b)            2,105,000
Federal Natl Mtge Assn #252440
  05-01-29                           7.00            196,652                 210,196
Federal Natl Mtge Assn #254587
  12-01-22                           5.50            547,929(n)              558,804

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #254916
  09-01-23                           5.50%          $420,045                $428,129
Federal Natl Mtge Assn #255788
  06-01-15                           5.50            566,459                 593,565
Federal Natl Mtge Assn #256135
  02-01-36                           5.50          3,712,128               3,738,161
Federal Natl Mtge Assn #257016
  12-01-37                           7.00          1,940,507               2,043,072
Federal Natl Mtge Assn #323715
  05-01-29                           6.00            425,174                 439,401
Federal Natl Mtge Assn #493945
  04-01-29                           6.50             87,690                  91,990
Federal Natl Mtge Assn #518159
  09-01-14                           7.00            350,036                 365,943
Federal Natl Mtge Assn #545216
  03-01-09                           5.90            102,180                 102,950
Federal Natl Mtge Assn #545868
  08-01-32                           7.00             95,307                 102,024
Federal Natl Mtge Assn #555340
  04-01-33                           5.50            267,621                 272,954
Federal Natl Mtge Assn #555528
  04-01-33                           6.00          1,480,891               1,523,990
Federal Natl Mtge Assn #555734
  07-01-23                           5.00             90,463                  91,024
Federal Natl Mtge Assn #555794
  09-01-28                           7.50             81,344                  88,210
Federal Natl Mtge Assn #582154
  05-01-31                           6.50            122,818                 128,234
Federal Natl Mtge Assn #597374
  09-01-31                           7.00            102,974                 110,833
Federal Natl Mtge Assn #611831
  02-01-31                           7.50             39,050                  42,323
Federal Natl Mtge Assn #615135
  11-01-16                           6.00            254,733                 263,827
Federal Natl Mtge Assn #646147
  06-01-32                           7.00            657,864                 707,624
Federal Natl Mtge Assn #650009
  09-01-31                           7.50             96,921                 105,046
Federal Natl Mtge Assn #654208
  10-01-32                           6.50            220,586                 230,247
Federal Natl Mtge Assn #661815
  10-01-32                           6.00            142,232                 146,707
Federal Natl Mtge Assn #662061
  09-01-32                           6.50            942,893                 984,192

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  21

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #667604
  10-01-32                           5.50%          $266,428                $270,630
Federal Natl Mtge Assn #677089
  01-01-33                           5.50            603,263                 612,778
Federal Natl Mtge Assn #678028
  09-01-17                           6.00            134,185                 138,955
Federal Natl Mtge Assn #681080
  02-01-18                           5.00            966,004                 981,345
Federal Natl Mtge Assn #681166
  04-01-32                           6.50            392,420                 409,723
Federal Natl Mtge Assn #683100
  02-01-18                           5.50            169,975                 174,745
Federal Natl Mtge Assn #683116
  02-01-33                           6.00            250,786                 258,085
Federal Natl Mtge Assn #689026
  05-01-33                           5.50          1,103,921               1,121,786
Federal Natl Mtge Assn #689093
  07-01-28                           5.50            117,013                 119,261
Federal Natl Mtge Assn #704005
  05-01-33                           5.50            997,522               1,012,571
Federal Natl Mtge Assn #705655
  05-01-33                           5.00            464,983                 463,861
Federal Natl Mtge Assn #709093
  06-01-33                           6.00            168,708                 173,527
Federal Natl Mtge Assn #709901
  06-01-18                           5.00            485,789                 493,980
Federal Natl Mtge Assn #711503
  06-01-33                           5.50            116,606                 118,838
Federal Natl Mtge Assn #725232
  03-01-34                           5.00          1,091,838               1,089,203
Federal Natl Mtge Assn #725424
  04-01-34                           5.50          1,757,681               1,784,198
Federal Natl Mtge Assn #725425
  04-01-34                           5.50          2,975,758               3,021,636
Federal Natl Mtge Assn #725431
  08-01-15                           5.50            132,876                 136,521
Federal Natl Mtge Assn #725684
  05-01-18                           6.00            300,990                 312,033
Federal Natl Mtge Assn #725719
  07-01-33                           4.85            247,168(g)              251,963
Federal Natl Mtge Assn #726940
  08-01-23                           5.50             74,645                  76,667
Federal Natl Mtge Assn #735841
  11-01-19                           4.50          1,739,864               1,744,652

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #743347
  10-01-33                           6.00%           $95,053                 $98,490
Federal Natl Mtge Assn #743579
  11-01-33                           5.50            291,169                 295,562
Federal Natl Mtge Assn #745355
  03-01-36                           5.00          4,697,372               4,680,455
Federal Natl Mtge Assn #745563
  08-01-34                           5.50          1,426,355               1,447,873
Federal Natl Mtge Assn #753074
  12-01-28                           5.50            195,013                 198,759
Federal Natl Mtge Assn #757581
  01-01-19                           5.50            917,680                 942,089
Federal Natl Mtge Assn #765760
  02-01-19                           5.00            234,631                 238,357
Federal Natl Mtge Assn #779676
  06-01-34                           5.00          2,241,888               2,235,217
Federal Natl Mtge Assn #815264
  05-01-35                           5.22            648,341(g)              662,417
Federal Natl Mtge Assn #831870
  11-01-36                           6.50          1,961,723               2,036,697
Federal Natl Mtge Assn #878661
  02-01-36                           5.50          1,763,405               1,780,051
Federal Natl Mtge Assn #881629
  02-01-36                           5.50          1,166,400               1,177,411
Federal Natl Mtge Assn #886291
  07-01-36                           7.00            777,307                 822,734
Federal Natl Mtge Assn #915770
  03-01-37                           6.50          3,001,642               3,116,190
Federal Natl Mtge Assn #928860
  11-01-37                           8.00          1,495,003               1,599,776
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                          10.57          1,238,249(h)              247,688
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          10.85            217,884(h)               30,000
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                           6.11            127,070(h)               15,046

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 367 Cl 2
  01-01-36                           4.63%        $1,360,421(h)             $281,339
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
  05-25-37                           0.35          2,302,756(h)              456,163
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 Cl SC
  10-25-35                          20.00          2,113,135(h,i)            220,125
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00            130,762                 137,452
Govt Natl Mtge Assn #567717
  06-15-32                           7.50             15,453                  16,652
Govt Natl Mtge Assn #604708
  10-15-33                           5.50             98,698                 100,761
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                           4.27            299,047(g)              286,940
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
  08-21-36                           4.18          1,017,492(g)              892,678
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                           4.50          4,105,198(h)               17,319
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR25 Cl 1A21
  12-25-35                           5.85            357,518(g)              359,874
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR5 Cl 1A1
  05-25-37                           6.35          1,024,703(g)            1,043,752

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25%           $32,341(d)              $32,129
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                           6.50          2,240,907               2,346,668
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                           5.00            363,013                 365,510
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
  05-25-34                           6.00            131,034                 131,865
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                           5.00            154,525                 158,050
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                           5.00            226,703                 222,971
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
  04-25-35                           5.50            950,000                 896,477
MASTR Asset Securitization Trust
 Collateralized Mtge Obligation
 Series 2004-10 Cl 1A1
  10-25-19                           4.50          1,122,395               1,118,186
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR2 Cl A1
  04-25-37                           3.56          1,007,660(j)              938,632
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
  08-25-37                           6.00          1,956,865               1,966,199
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                           6.00            423,335                 427,047

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  23

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Residential Funding Mtge Securities I
Collateralized Mtge Obligation
Series 2005-S6 Cl A8
  08-25-35                           5.25%        $2,122,787              $2,074,176
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
  06-25-36                           5.93            691,864(g)              696,133
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                           5.50          1,001,196                 970,850
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                           4.50            113,638                 110,069
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                           5.29            390,506(g)              392,335
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR8 Cl 2AB1
  07-25-45                           3.63              4,554(g)                4,551
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                           5.94            573,713(g)              584,683
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2003-16 Cl 1A1
  12-25-18                           4.75          1,436,592               1,423,826
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00          2,870,867               2,766,310
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
  12-25-35                           5.50          1,961,890               1,932,666
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50            624,913                 620,617

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                           6.02%          $705,969(g)             $721,070
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.10            848,150(g)              847,695
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
  08-25-37                           6.00          1,946,188               1,961,154
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
  10-25-37                           6.00            736,670                 737,677
                                                                     ---------------
Total                                                                    153,332,387
------------------------------------------------------------------------------------

BANKING (2.1%)
Citigroup
 Sr Unsecured
  02-14-11                           5.13            405,000                 415,255
JPMorgan Chase & Co
 Sr Nts
  01-15-18                           6.00            880,000                 918,764
JPMorgan Chase Bank
 Sub Nts
  10-01-17                           6.00            600,000                 625,532
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63          1,720,000               1,605,182
Popular North America
 Sr Nts
  10-01-08                           3.88          3,205,000               3,196,350
                                                                     ---------------
Total                                                                      6,761,083
------------------------------------------------------------------------------------

BROKERAGE (1.2%)
Lehman Brothers Holdings
 Sr Unsecured
  09-26-14                           6.20          1,995,000               2,053,170
Merrill Lynch & Co
  02-05-13                           5.45            665,000(b)              665,319

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 24 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
BROKERAGE (CONT.)
Morgan Stanley
Sr Unsecured
  12-28-17                           5.95%        $1,065,000              $1,075,093
                                                                     ---------------
Total                                                                      3,793,582
------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.1%)
Clorox
 Sr Unsecured
  10-15-12                           5.45            305,000                 312,076
------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.2%)
General Electric
 Sr Unsecured
  12-06-17                           5.25            535,000                 541,543
Tyco Electronics Group
  10-01-12                           6.00            165,000(c,d)            173,112
                                                                     ---------------
Total                                                                        714,655
------------------------------------------------------------------------------------

ELECTRIC (2.8%)
Consumers Energy
 1st Mtge Series F
  05-15-10                           4.00            105,000                 104,505
Consumers Energy
 1st Mtge Series H
  02-17-09                           4.80          1,165,000               1,172,366
Duke Energy Carolinas LLC
 Sr Unsecured Series D
  03-01-10                           7.38            975,000               1,046,471
Entergy Gulf States
 1st Mtge
  06-01-08                           3.60            425,000                 422,966
Exelon Generation LLC
 Sr Unsecured
  01-15-14                           5.35             75,000                  73,926
Exelon
 Sr Unsecured
  06-15-10                           4.45          1,145,000               1,149,606
FirstEnergy
 Sr Unsecured Series B
  11-15-11                           6.45            215,000                 227,128
Florida Power
 1st Mtge
  03-01-13                           4.80            275,000                 279,450
Indiana Michigan Power
 Sr Nts
  03-15-37                           6.05            830,000                 786,359

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ELECTRIC (CONT.)
Metropolitan Edison
 Sr Secured
  03-15-10                           4.45%          $140,000                $142,060
Nevada Power
 Series M
  03-15-16                           5.95             40,000                  40,494
NiSource Finance
 Sr Nts
  03-01-13                           6.15            385,000                 399,336
Northern States Power
 Sr Nts
  08-01-09                           6.88            515,000(n)              536,822
Pacificorp
 1st Mtge
  10-15-37                           6.25            290,000                 299,332
Portland General Electric
  03-15-10                           7.88            230,000(n)              249,754
Potomac Electric Power
 Secured
  06-01-35                           5.40            240,000                 210,522
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                           6.88            160,000                 166,350
Sierra Pacific Power
 Series M
  05-15-16                           6.00          1,110,000               1,127,521
Virginia Electric & Power
 Sr Unsecured
  11-30-12                           5.10            370,000                 381,812
Xcel Energy
 Sr Nts
  07-01-08                           3.40            145,000                 144,401
                                                                     ---------------
Total                                                                      8,961,181
------------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
Walt Disney
 Sr Unsecured
  12-01-12                           4.70            180,000                 184,208
------------------------------------------------------------------------------------

FOOD AND BEVERAGE (2.1%)
Cadbury Schweppes US Finance
  10-01-08                           3.88          3,500,000(d)            3,508,772
ConAgra Foods
 Sr Unsecured
  09-15-11                           6.75            385,000(n)              415,243

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  25

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
FOOD AND BEVERAGE (CONT.)
Diageo Capital
  01-30-13                           5.20%          $300,000(c)             $308,387
HJ Heinz
  12-01-08                           6.43            715,000(d)              734,841
Kellogg
 Sr Unsecured
  12-03-12                           5.13            405,000                 420,495
Molson Coors Capital Finance
  09-22-10                           4.85          1,235,000(c)            1,265,655
                                                                     ---------------
Total                                                                      6,653,393
------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
  10-15-09                           4.00            310,000                 309,900
------------------------------------------------------------------------------------

GAS PIPELINES (1.1%)
CenterPoint Energy Resources
 Sr Unsecured
  02-15-11                           7.75            285,000                 309,621
Colorado Interstate Gas
 Sr Nts
  11-15-15                           6.80          1,080,000(n)            1,140,769
Kinder Morgan Energy Partners LP
 Sr Unsecured
  03-15-11                           6.75            225,000                 238,881
Northern Natural Gas
 Sr Unsecured
  02-15-37                           5.80            165,000(d)              161,550
Southern Natural Gas
  04-01-17                           5.90            805,000(d)              805,715
Transcontinental Gas Pipe Line
 Series B
  08-15-11                           7.00            850,000                 892,500
                                                                     ---------------
Total                                                                      3,549,036
------------------------------------------------------------------------------------

HEALTH CARE (0.1%)
Cardinal Health
 Sr Unsecured
  06-15-12                           5.65            365,000(d)              376,909
------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.5%)
Aetna
 Sr Unsecured
  12-15-37                           6.75            410,000                 409,139

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
HEALTH CARE INSURANCE (CONT.)
Coventry Health Care
 Sr Unsecured
  08-15-14                           6.30%          $330,000                $343,044
UnitedHealth Group
  11-15-37                           6.63            755,000(d)              747,140
WellPoint
 Sr Unsecured
  01-15-36                           5.85            255,000(n)              230,731
                                                                     ---------------
Total                                                                      1,730,054
------------------------------------------------------------------------------------

INDEPENDENT ENERGY (1.2%)
Anadarko Petroleum
 Sr Unsecured
  09-15-16                           5.95          1,040,000               1,072,407
EnCana
  11-01-11                           6.30            770,000(c)              815,594
  02-01-38                           6.50            295,000(c)              305,859
EnCana
 Sr Nts
  10-15-13                           4.75            145,000(c)              145,425
XTO Energy
 Sr Unsecured
  02-01-14                           4.90          1,180,000               1,162,607
  01-31-15                           5.00            180,000                 178,428
  06-30-15                           5.30            165,000                 166,067
                                                                     ---------------
Total                                                                      3,846,387
------------------------------------------------------------------------------------

LIFE INSURANCE (0.8%)
Lincoln Natl
 Sr Unsecured
  10-09-37                           6.30            310,000                 296,946
Pricoa Global Funding 1
 Secured
  10-18-12                           5.40            550,000(d)              570,526
 Principal Life Income Funding
  Secured
  12-14-12                           5.30            495,000                 510,023
Prudential Financial
 Sr Unsecured
  01-15-13                           5.15            120,000                 122,482
  12-01-37                           6.63          1,070,000               1,086,659
                                                                     ---------------
Total                                                                      2,586,636
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 26 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

MEDIA CABLE (1.1%)
Comcast
  03-15-11                           5.50%        $1,130,000              $1,159,211
  03-15-37                           6.45          1,230,000               1,191,952
Comcast MO of Delaware LLC
  09-01-08                           9.00          1,000,000               1,020,133
                                                                     ---------------
Total                                                                      3,371,296
------------------------------------------------------------------------------------

MEDIA NON CABLE (2.3%)
British Sky Broadcasting Group
  02-23-09                           6.88          1,620,000(c)            1,660,366
News America
  12-15-35                           6.40            990,000                 977,070
News America
 Sr Unsecured
  11-15-37                           6.65            275,000(d)              280,176
Reed Elsevier Capital
  08-01-11                           6.75            730,000                 778,633
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13          1,730,000               1,716,438
Thomson
  02-01-08                           5.75            620,000(c)              620,022
Thomson
 Sr Unsecured
  08-15-09                           4.25            275,000(c)              278,379
  10-01-14                           5.70          1,065,000(c)            1,099,631
                                                                     ---------------
Total                                                                      7,410,715
------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Transocean
 Sr Unsecured
  03-15-38                           6.80            225,000(c)              232,202
------------------------------------------------------------------------------------

RAILROADS (0.8%)
Canadian Pacific Railway
  05-15-37                           5.95            210,000(c)              174,762
CSX
  10-15-08                           6.25            495,000                 503,352
  03-15-12                           6.30            435,000                 455,588
CSX
 Sr Nts
  03-15-13                           5.75            835,000                 859,834
CSX
 Sr Unsecured
  11-01-09                           4.88            185,000                 187,189

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
RAILROADS (CONT.)
Union Pacific
 Sr Unsecured
  08-15-18                           5.70%          $320,000(b)             $318,915
                                                                     ---------------
Total                                                                      2,499,640
------------------------------------------------------------------------------------

REITS (0.3%)
Brandywine Operating Partnership LP
  05-01-17                           5.70            490,000                 446,746
ERP Operating LP
  06-15-17                           5.75            410,000                 380,824
                                                                     ---------------
Total                                                                        827,570
------------------------------------------------------------------------------------

RETAILERS (1.2%)
Home Depot
 Sr Unsecured
  03-01-11                           5.20            195,000                 195,659
  12-16-36                           5.88            765,000                 638,409
Kohl's
 Sr Unsecured
  12-15-17                           6.25          1,155,000               1,147,007
Macys Retail Holdings
  07-15-09                           4.80          1,735,000               1,740,772
                                                                     ---------------
Total                                                                      3,721,847
------------------------------------------------------------------------------------

SUPERMARKETS (0.1%)
Kroger
  04-15-12                           6.75            335,000                 360,855
------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.8%)
Erac USA Finance
  10-15-17                           6.38          1,850,000(d)            1,776,962
FedEx
  04-01-09                           3.50            840,000                 838,680
                                                                     ---------------
Total                                                                      2,615,642
------------------------------------------------------------------------------------

WIRELINES (4.8%)
AT&T
  02-01-18                           5.50            390,000(b)              390,320
AT&T
 Sr Unsecured
  09-15-09                           4.13             40,000                  40,127
  03-15-11                           6.25          1,400,000               1,483,356
  01-15-38                           6.30          1,710,000(n)            1,703,844
Telecom Italia Capital
  11-15-13                           5.25          2,140,000(c)            2,149,660

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  27

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
WIRELINES (CONT.)
Telefonica Europe
  09-15-10                           7.75%        $1,860,000(c)           $2,011,179
TELUS
  06-01-11                           8.00          3,912,500(c)            4,309,134
Verizon New York
 Sr Unsecured Series A
  04-01-12                           6.88          1,650,000               1,764,203
Verizon Pennsylvania
 Sr Unsecured Series A
  11-15-11                           5.65          1,255,000               1,320,536
                                                                     ---------------
Total                                                                     15,172,359
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $317,154,242)                                                    $320,934,696
------------------------------------------------------------------------------------

MUNICIPAL BONDS (0.4%)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE                               RATE          AMOUNT                    VALUE(A)
TOBACCO
Tobacco Settlement Financing Corporation
Revenue Bonds
 Series 2007A-1
  06-01-46                           6.71%        $1,480,000              $1,323,431
------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $1,467,425)                                                        $1,323,431
------------------------------------------------------------------------------------

MONEY MARKET FUND (6.0%)
                                               SHARES                       VALUE(A)
RiverSource Short-Term Cash Fund                  18,945,189(o)          $18,945,189
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $18,945,189)                                                      $18,945,189
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $337,566,856)(p)                                                 $341,203,316
====================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2008

                                 NUMBER OF         NOTIONAL                          UNREALIZED
                                 CONTRACTS          MARKET         EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION            LONG/(SHORT)         VALUE            DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------
U.S. Long Bond, 20 year              66             7,874,625      March 2008           77,133
U.S. Treasury Note, 2-year           43             9,168,406      March 2008          106,893
U.S. Treasury Note, 5-year         (296)          (33,448,000)     March 2008         (505,755)
U.S. Treasury Note, 10-year          46             5,369,063      March 2008          137,902
-------------------------------------------------------------------------------------------------
Total                                                                                $(183,827)
-------------------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 28 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT JAN. 31, 2008

                                                                                          NOTIONAL
                             REFERENCED        BUY/SELL    PAY/RECEIVE     EXPIRATION     PRINCIPAL    UNREALIZED     UNREALIZED
COUNTERPARTY                   ENTITY         PROTECTION   FIXED RATE         DATE         AMOUNT     APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
   Financing                         Comcast     Buy          .61%       March 20, 2011   $535,000       $1,759             $--
Lehman Brothers Special
   Financing                   Kinder Morgan     Buy           .41       March 20, 2011    225,000          437              --
                             Energy Partners
Goldman Sachs Group               Home Depot     Buy           .50       March 20, 2011    180,000        3,594              --
Goldman Sachs Group            ConAgra Foods     Buy           .18       Sept. 20, 2011    385,000        2,352              --
Citibank                       Reed Elsevier     Buy           .26       Sept. 20, 2011    180,000        1,132              --
                                     Capital
Lehman Brothers Special
 Financing                     Reed Elsevier     Buy           .18       Sept. 20, 2011    550,000        5,029              --
                                     Capital
Goldman Sachs, LLP               FirstEnergy     Buy           .60        Dec. 20, 2011    215,000           --             (53)
Lehman Brothers Special
 Financing                            EnCana     Buy           .29         Nov. 1, 2011    770,000        7,270              --
Lehman Brothers Special
 Financing                               CSX     Buy           .43       March 20, 2012    425,000        5,884              --
Goldman Sachs Group                   Kroger     Buy           .36       March 20, 2012    335,000        1,696              --
JP Morgan Chase Bank         Cardinal Health     Buy          .225        June 20, 2012    365,000        3,329              --
Goldman Sachs Group                      CSX     Buy           .54        Dec. 20, 2012    400,000        6,075              --
Deutsche Bank            Goldman Sachs Group     Buy           .70        Dec. 20, 2012    370,000        2,648              --
Deutsche Bank                Lehman Brothers     Buy          1.23        Dec. 20, 2012    370,000           --          (4,227)
                                    Holdings
JP Morgan Chase Bank        Nisource Finance     Buy           .55        Dec. 20, 2012    385,000        8,896              --
Citibank                              Clorox     Buy           .31        Dec. 20, 2012    305,000        5,319              --
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                   $55,420         $(4,280)
---------------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.
(b) At Jan. 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $29,567,057.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Jan. 31, 2008, the value of foreign securities represented 4.9% of net assets.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2008, the value of these securities amounted to $15,336,051 or 4.8% of net assets.
(e) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  29

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2008.
(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Jan. 31, 2008.
(i) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Jan. 31, 2008. At Jan. 31, 2008, the value of inverse floaters represented 0.1% of net assets.
(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2008.
(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
FSA    -- Financial Security Assurance
MBIA   -- MBIA Insurance Corporation

(l) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Jan. 31, 2008:

                             PRINCIPAL       SETTLEMENT       PROCEEDS
SECURITY                       AMOUNT           DATE         RECEIVABLE        VALUE
---------------------------------------------------------------------------------------
Federal Natl Mtge Assn
  02-01-23 5.50%               $500,000       02-19-08         $508,984        $512,031
  03-01-38 5.00               6,000,000       03-12-08        6,002,813       5,964,372

(m)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2008, is as follows:

                                                      ACQUISITION
SECURITY                                                 DATES             COST
---------------------------------------------------------------------------------
Banc of America Funding*
  Series 2006-2 Cl N1
   7.25% 2046                                          11-14-06           $45,370

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(n) At Jan. 31, 2008, investments in securities included securities valued at $308,669 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(o)  Affiliated Money Market Fund - See Note 5 to the financial statements.

(p) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $337,567,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $6,238,000
Unrealized depreciation                                             (2,602,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                         $3,636,000
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 30 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  31

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JAN. 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $318,621,667)          $322,258,127
   Affiliated money market fund (identified cost
      $18,945,189)                                                18,945,189
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $337,566,856)                                                 341,203,316
Cash                                                                 214,786
Capital shares receivable                                          2,358,436
Dividends and accrued interest receivable                          2,478,320
Receivable for investment securities sold                         22,370,715
Unrealized appreciation on swap contracts                             55,420
----------------------------------------------------------------------------
Total assets                                                     368,680,993
----------------------------------------------------------------------------
LIABILITIES
Forward sale commitments, at value (proceeds receivable
   $6,511,797)                                                     6,476,403
Dividends payable to shareholders                                    104,199
Capital shares payable                                               454,362
Payable for investment securities purchased                       14,911,178
Payable for securities purchased on a forward-commitment
   basis                                                          29,567,057
Variation margin payable                                              18,610
Unrealized depreciation on swap contracts                              4,280
Accrued investment management services fee                             4,142
Accrued distribution fee                                                 746
Accrued transfer agency fee                                               75
Accrued administrative services fee                                      604
Other accrued expenses                                                68,380
----------------------------------------------------------------------------
Total liabilities                                                 51,610,036
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $317,070,957
============================================================================

--------------------------------------------------------------------------------

 32 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

JAN. 31, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock - $.01 par value                                  $    326,165
Additional paid-in capital                                       313,577,384
Undistributed net investment income                                   97,357
Accumulated net realized gain (loss)                                (469,116)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                      3,539,167
----------------------------------------------------------------------------
Total - representing net assets applicable to outstanding
   capital stock                                                $317,070,957
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                           $ 54,053,136
                                             Class B                           $ 12,922,217
                                             Class C                           $  1,064,010
                                             Class I                           $249,000,101
                                             Class R2                          $      5,053
                                             Class R3                          $      5,053
                                             Class R4                          $     11,325
                                             Class R5                          $      5,042
                                             Class W                           $      5,020
Net asset value per share of outstanding     Class A
   capital stock:                            shares(1)            5,555,639    $       9.73
                                             Class B shares       1,327,309    $       9.74
                                             Class C shares         109,255    $       9.74
                                             Class I shares      25,621,032    $       9.72
                                             Class R2 shares            518    $       9.75
                                             Class R3 shares            518    $       9.75
                                             Class R4 shares          1,158    $       9.78
                                             Class R5 shares            518    $       9.73
                                             Class W shares             516    $       9.73
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $10.22. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  33

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $ 8,153,550
Income distributions from affiliated money market fund              663,228
---------------------------------------------------------------------------
Total income                                                      8,816,778
---------------------------------------------------------------------------
Expenses:
Investment management services fee                                  778,187
Distribution fee
   Class A                                                           55,835
   Class B                                                           56,852
   Class C                                                            4,207
   Class R2                                                              13
   Class R3                                                               6
   Class W                                                                6
Transfer agency fee
   Class A                                                           37,645
   Class B                                                           10,138
   Class C                                                              728
   Class R2                                                               2
   Class R3                                                               2
   Class R4                                                               3
   Class R5                                                               2
   Class W                                                                5
Administrative services fee                                         113,486
Plan administration services fee
   Class R2                                                               6
   Class R3                                                               6
   Class R4                                                              13
Compensation of board members                                         3,076
Custodian fees                                                       42,350
Printing and postage                                                 27,788
Registration fees                                                    26,383
Professional fees                                                    14,857
Other                                                                 5,076
---------------------------------------------------------------------------
Total expenses                                                    1,176,672
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                               (210,978)
---------------------------------------------------------------------------
                                                                    965,694
   Earnings and bank fee credits on cash balances                      (746)
---------------------------------------------------------------------------
Total net expenses                                                  964,948
---------------------------------------------------------------------------
Investment income (loss) -- net                                   7,851,830
---------------------------------------------------------------------------

--------------------------------------------------------------------------------

 34 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
   Security transactions                                        $ 3,675,149
   Futures contracts                                                 18,937
   Swap transactions                                               (752,935)
---------------------------------------------------------------------------
Net realized gain (loss) on investments                           2,941,151
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                     5,457,430
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies             8,398,581
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $16,250,411
===========================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  35

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         JAN. 31, 2008      JULY 31, 2007
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                            $  7,851,830      $ 10,589,388
Net realized gain (loss) on investments                      2,941,151            99,444
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                         5,457,430           227,306
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               16,250,411        10,916,138
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
   Class A                                                    (988,206)       (1,661,080)
   Class B                                                    (209,554)         (422,424)
   Class C                                                     (15,268)          (20,374)
   Class I                                                  (6,462,023)       (8,585,459)
   Class R2                                                       (101)             (121)
   Class R3                                                       (108)             (129)
   Class R4                                                       (239)           (4,185)
   Class R5                                                       (120)             (144)
   Class W                                                        (110)             (142)
-----------------------------------------------------------------------------------------
Total distributions                                         (7,675,729)      (10,694,058)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 36 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         JAN. 31, 2008      JULY 31, 2007
                                                          (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
      Class A shares                                      $ 18,523,701      $ 15,225,958
      Class B shares                                         4,056,804         5,099,082
      Class C shares                                           559,513           287,282
      Class I shares                                        27,784,913       120,023,256
      Class R2 shares                                               --             5,000
      Class R3 shares                                               --             5,000
      Class R4 shares                                            1,500            91,190
      Class R5 shares                                               --             5,000
      Class W shares                                                --             5,000
Reinvestment of distributions at net asset value
      Class A shares                                           894,427         1,481,215
      Class B shares                                           199,756           389,581
      Class C shares                                            14,044            18,738
      Class I shares                                         6,586,570         8,481,913
      Class R4 shares                                               17             3,799
Payments for redemptions
      Class A shares                                        (6,423,088)      (13,285,763)
      Class B shares                                        (1,778,625)       (6,200,217)
      Class C shares                                          (118,265)         (290,569)
      Class I shares                                       (51,594,994)      (44,053,924)
      Class R4 shares                                               --          (188,059)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             (1,293,727)       87,103,482
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                      7,280,955        87,325,562
Net assets at beginning of period                          309,790,002       222,464,440
=========================================================================================
Net assets at end of period                               $317,070,957      $309,790,002
-----------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net
   investment income                                      $     97,357      ($    78,744)
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Core Bond Fund (the Fund) is a series of RiverSource Bond Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Bond Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). Although the Fund is not an index fund, it invests primarily in securities like those included in the Lehman Brothers Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2008, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R2, Class R3, Class R5 and Class W shares.

At Jan. 31, 2008, the Investment Manager owned approximately 79% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

--------------------------------------------------------------------------------

 38 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Jan. 31, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2008 was $31,123

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT 39 representing 0.01% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Jan. 31, 2008, the Fund has entered into outstanding when-issued securities of $29,567,057.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase

--------------------------------------------------------------------------------

 40 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Jan. 31, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Jan. 31, 2008, the Fund had no outstanding forward foreign currency contracts.

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT 41 contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to Portfolio of Investments."

CREDIT DEFAULT SWAP TRANSACTIONS

The Fund may enter into credit default swap contracts to increase or decrease its credit exposure to an issuer, obligation, portfolio, or index of issuers or obligations, to hedge its exposure on an obligation that it owns or in lieu of selling such obligations. As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the referenced obligation or an equivalent cash amount to the protection seller and in exchange the Fund will receive the notional amount from the seller. The difference between the value of the obligation delivered and the notional amount received will be recorded as a realized gain (loss). As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the referenced obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation received and the notional amount paid will be recorded as a realized gain (loss). As a protection seller, the maximum amount of the payment made by the Fund may equal the notional amount, at par, of the underlying index or security as a result of the related credit event.

The notional amounts of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of operations. At

--------------------------------------------------------------------------------

 42 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

Jan. 31, 2008, there were no credit default swap contracts outstanding which had a premium paid or received by the Fund. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain
(loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale"

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT 43 transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarachy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% annually as the Fund's assets increase. The management fee for the six months ended Jan. 31, 2008 was 0.48% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2008 was 0.07% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited

--------------------------------------------------------------------------------

 44 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT administrative services to the Fund and the Board. For the six months ended Jan. 31, 2008, other expenses paid to this company were $819.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested Board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  45

Sales charges received by the Distributor for distributing Fund shares were $60,295 for Class A, $4,814 for Class B and $3 for Class C for the six months ended Jan. 31, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Jan. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 0.89% for Class A, 1.65% for Class B, 1.64% for Class C, 0.50% for Class I, 1.06% for Class R2, 0.79% for Class R3, 0.51% for Class R4, 0.55% for Class R5 and 0.94% for Class W. Of these waived/reimbursed fees and expenses, the transfer agency fees waived at the class level were $6,572, $1,756, $124 and $2 for Class A, Class B, Class C and Class R4, respectively, and the plan administration services fee at the class level were $6, $6 and $13 for Class R2, Class R3 and Class R4, respectively, and the management fees at the Fund level were $202,499. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2008, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.89% for Class A, 1.65% for Class B, 1.65% for Class C, 0.50% for Class I, 1.30% for Class R2, 1.05% for Class R3, 0.77% for Class R4, 0.55% for Class R5 and 0.95% for Class W of the Fund's average daily net assets, unless sooner terminated at the discretion of the Board.

During the six months ended Jan. 31, 2008, the Fund's custodian and transfer agency fees were reduced by $746 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $468,664,585 and $462,700,557, respectively, for the six months ended Jan. 31, 2008. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

 46 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                          SIX MONTHS ENDED JAN. 31, 2008
                                        ISSUED FOR
                                        REINVESTED                          NET
                             SOLD      DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
---------------------------------------------------------------------------------------
Class A                    1,918,476       92,923        (668,176)       1,343,223
Class B                      420,412       20,739        (184,770)         256,381
Class C                       57,990        1,457         (12,157)          47,290
Class I                    2,897,102      685,196      (5,337,668)      (1,755,370)
Class R2                          --           --              --               --
Class R3                          --           --              --               --
Class R4                         156            2              --              158
Class R5                          --           --              --               --
Class W                           --           --              --               --
---------------------------------------------------------------------------------------

                                            YEAR ENDED JULY 31, 2007
                                        ISSUED FOR
                                        REINVESTED                          NET
                             SOLD      DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
---------------------------------------------------------------------------------------
Class A                    1,595,525      154,847      (1,389,995)         360,377
Class B                      532,271       40,687        (650,636)         (77,678)
Class C                       30,029        1,958         (30,399)           1,588
Class I                   12,642,580      888,099      (4,616,870)       8,913,809
Class R2*                        518           --              --              518
Class R3*                        518           --              --              518
Class R4                       9,495          396         (19,605)          (9,714)
Class R5*                        518           --              --              518
Class W**                        516           --              --              516
---------------------------------------------------------------------------------------

  * For the period from Dec. 11, 2006 (inception date) to July 31, 2007. ** For the period from Dec. 1, 2006 (inception date) to July 31, 2007.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $85,315,965 and $127,694,911, respectively, for the six months ended Jan. 31, 2008.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT 47 for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Jan. 31, 2008.

7. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $2,158,756 at July 31, 2007, that if not offset by capital gains will expire as follows:

  2014        2015
$526,700   $1,632,005

The Fund also had a post-October loss of $671,510 at July 31, 2007.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. SUBSEQUENT EVENT

At a shareholder meeting on Jan. 29, 2008, shareholders approved the merger of the Fund into RiverSource Diversified Bond Fund. As of the close of business on March 14, 2008 the Fund was merged into RiverSource Diversified Bond Fund.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed

--------------------------------------------------------------------------------

 48 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT 49 outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 50 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008(J)           2007           2005           2006           2004
Net asset value, beginning of period      $9.48          $9.46          $9.72          $9.62          $9.49
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .24(b)         .42(b)         .36            .31            .26
Net gains (losses) (both realized and
 unrealized)                                .23            .02           (.26)           .11            .13
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .47            .44            .10            .42            .39
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.22)          (.42)          (.36)          (.32)          (.26)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.73          $9.48          $9.46          $9.72          $9.62
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $54            $40            $36            $40            $65
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.04%(e)       1.09%          1.12%          1.04%          1.06%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)           .89%(e)        .89%           .90%           .94%           .97%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.55%(e)       4.39%          3.84%          3.09%          2.61%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    147%           347%           301%           313%           310%
-----------------------------------------------------------------------------------------------------------
Total return(h)                         4.95%(i)         4.75%          1.13%          4.32%          4.06%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  51

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $9.48          $9.47          $9.72          $9.62          $9.50
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .18(b)         .35(b)         .29            .23            .18
Net gains (losses) (both realized and
 unrealized)                                .26            .01           (.25)           .11            .12
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .44            .36            .04            .34            .30
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.18)          (.35)          (.29)          (.24)          (.18)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.74          $9.48          $9.47          $9.72          $9.62
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $13            $10            $11            $12             $8
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.80%(e)       1.85%          1.89%          1.83%          1.83%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)          1.65%(e)       1.65%          1.66%          1.69%          1.74%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.80%(e)       3.62%          3.09%          2.39%          1.87%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    147%           347%           301%           313%           310%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           4.66%(i)       3.85%           .42%          3.56%          3.18%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 52 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $9.48          $9.47          $9.72          $9.62          $9.50
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .23(b)         .35(b)         .29            .23            .18
Net gains (losses) (both realized and
 unrealized)                                .21            .01           (.26)           .11            .12
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .44            .36            .03            .34            .30
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.18)          (.35)          (.28)          (.24)          (.18)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.74          $9.48          $9.47          $9.72          $9.62
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $1             $1             $1             $1            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.79%(e)       1.85%          1.89%          1.84%          1.81%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)          1.64%(e)       1.65%          1.67%          1.69%          1.72%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.77%(e)       3.63%          3.07%          2.40%          1.88%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    147%           347%           301%           313%           310%
-----------------------------------------------------------------------------------------------------------
Total Return(h)                           4.66%(i)       3.85%           .42%          3.55%          3.17%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  53

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)            2007           2006           2005        2004(B)
Net asset value, beginning of period      $9.46          $9.45          $9.71          $9.61          $9.79
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .30(c)         .45(c)         .39            .33            .12
Net gains (losses) (both realized and
 unrealized)                                .20            .02           (.26)           .11           (.18)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .50            .47            .13            .44           (.06)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.24)          (.46)          (.39)          (.34)          (.12)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.72          $9.46          $9.45          $9.71          $9.61
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $249           $259           $174           $113            $63
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .62%(f)        .66%           .69%           .72%           .73%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .50%(f)        .54%           .58%           .70%           .70%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.94%(f)       4.75%          4.22%          3.42%          3.03%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    147%           347%           301%           313%           310%
-----------------------------------------------------------------------------------------------------------
Total return(i)                           5.27%(j)       5.01%          1.47%          4.58%          (.72%)(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 54 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)         2007(B)
Net asset value, beginning of period      $9.48          $9.65
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .22            .24
Net gains (losses) (both realized and
 unrealized)                                .25           (.18)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .47            .06
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.20)          (.23)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.75          $9.48
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)          1.42%          1.45%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g),(h)      1.06%          1.30%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.37%          4.04%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    147%           347%
-----------------------------------------------------------------------------------------------------------
Total return(i),(j)                       4.95%           .67%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  55

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)         2007(B)
Net asset value, beginning of period      $9.48          $9.65
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .23            .26
Net gains (losses) (both realized and
 unrealized)                                .25           (.19)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .48            .07
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.21)          (.24)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.75          $9.48
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)          1.15%          1.18%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g),(h)       .79%          1.05%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.65%          4.29%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    147%           347%
-----------------------------------------------------------------------------------------------------------
Total return(i),(j)                       5.09%           .83%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 56 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $9.47          $9.46          $9.72          $9.62          $9.49
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .05(b)         .43(b)         .38            .32            .27
Net gains (losses) (both realized and
 unrealized)                                .49            .02           (.26)           .11            .13
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .54            .45            .12            .43            .40
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.23)          (.44)          (.38)          (.33)          (.27)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.78          $9.47          $9.46          $9.72          $9.62
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .93%(e)        .93%           .94%           .92%           .89%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)           .51%(e)        .73%           .74%           .78%           .80%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.92%(e)       4.43%          4.01%          3.36%          2.78%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    147%           347%           301%           313%           310%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           5.66%(i)       4.81%          1.28%          4.49%          4.23%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  57

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)         2007(B)
Net asset value, beginning of period      $9.48          $9.65
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .24            .29
Net gains (losses) (both realized and
 unrealized)                                .25           (.19)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .49            .10
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.24)          (.27)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.73          $9.48
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)           .68%           .71%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g),(h)       .55%           .55%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.89%          4.78%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    147%           347%
-----------------------------------------------------------------------------------------------------------
Total return(i),(j)                       5.12%          1.14%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 58 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)         2007(B)
Net asset value, beginning of period      $9.47          $9.69
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .22            .28
Net gains (losses) (both realized and
 unrealized)                                .26           (.23)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .48            .05
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.22)          (.27)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.73          $9.47
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)          1.06%          1.08%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g),(h)       .94%           .95%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.50%          4.41%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    147%           347%
-----------------------------------------------------------------------------------------------------------
Total return(i),(j)                       5.03%           .58%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  59

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 60 RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE CORE BOND FUND

SPECIAL MEETING OF SHAREHOLDERS HELD ON JAN. 29, 2008

(UNAUDITED)

A brief description of the proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposal is set forth below. A vote is based on total dollar interest in the Fund.

To approve an Agreement and Plan of Reorganization between the Fund and RiverSource Diversified Bond Fund.

     DOLLARS VOTED               DOLLARS VOTED                                    BROKER
         "FOR"                     "AGAINST"              ABSTENTIONS            NON-VOTES
 ----------------------------------------------------------------------------------------------------------
282,005,959.002                  4,904,209.272           16,421,204.968            0.000
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        RIVERSOURCE CORE BOND FUND -- 2008 SEMIANNUAL REPORT  61

     RIVERSOURCE CORE BOND FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource mutual
                                        funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6278 F (3/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
FLOATING RATE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2008


RIVERSOURCE FLOATING RATE FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
A HIGH LEVEL OF CURRENT INCOME
AND, AS A SECONDARY OBJECTIVE,
PRESERVATION OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS

Fund Snapshot.......................      2

Performance Summary.................      4

Questions & Answers
   with Portfolio Management........      6

Fund Expenses Example...............      9

Portfolio of Investments............     11

Financial Statements................     30

Notes to Financial Statements.......     35

Proxy Voting........................     52

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

                     RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  1

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

FUND OBJECTIVE

RiverSource Floating Rate Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.

ASSET ALLOCATION AND SECTOR BREAKDOWN*

Percentage of portfolio assets
(PIE CHART)

Consumer Discretionary                                                           23.1%
Telecommunication                                                                19.3%
Materials                                                                        11.2%
Industrials                                                                      10.9%
Health Care                                                                       8.4%
Utilities                                                                         7.3%
Other(1)                                                                          9.0%
Corporate Bonds(2)                                                                2.7%
Mortgage-Backed                                                                   2.0%
Asset-Backed                                                                      0.4%
Cash & Cash Equivalents                                                           5.7%

* Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1)  Includes Consumer Staples 4.6%, Financials 2.5% and Energy 1.9%.
(2) Includes Industrials 1.1%, Telecommunication 0.7%, Consumer Discretionary 0.4%, Materials 0.3% and Financials 0.2%.

The Floating Rate Fund invests primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, derivatives risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall, however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the fund invests generally are lower-rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities. See the Fund's prospectus for information on these and other risks associated with the Fund.
--------------------------------------------------------------------------------

 2 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

QUALITY BREAKDOWN

Percentage of portfolio assets excluding cash equivalents
(PIE CHART)

AAA rating                                                                        2.1%
AA rating                                                                         0.4%
A rating                                                                          0.3%
BBB rating                                                                        3.3%
BB rating                                                                        33.3%
B rating                                                                         54.6%
CCC rating                                                                        5.5%
CC rating                                                                         0.2%
Non-rated                                                                         0.3%

Ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of loans and bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
                               HIGH
                              MEDIUM     QUALITY
   X                           LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

                           YEARS IN INDUSTRY
Lynn Hopton                          22
Colin Lundgren, CFA                  19
Erol Sonderegger, CFA                13
Yvonne Stevens                       22

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     RFRAX          02/16/06
Class B                     RSFBX          02/16/06
Class C                     RFRCX          02/16/06
Class I                     RFRIX          02/16/06
Class R4                       --          02/16/06
Class W                     RFRWX          12/01/06
Total net assets                        $554.2 million
Number of holdings                              431
Weighted average life(1)                    5 years
Weighted average loan and bond
   ratings(2)                                    B+

(1) WEIGHTED AVERAGE LIFE measures a loan's or a bond's maturity, which takes into consideration the possibility that the issuer may call the loan or bond before its maturity date.
(2) WEIGHTED AVERAGE LOAN AND BOND RATING represents the average credit quality of the underlying loans and bonds in the portfolio.
--------------------------------------------------------------------------------

                     RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  3

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Floating Rate Fund Class A (excluding
  sales charge)                                        -1.90%

Credit Suisse First Boston Leveraged Loan Index(1)
  (unmanaged)                                          -1.45%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The index does not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

(1) The Credit Suisse First Boston (CSFB) Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.07%                        1.06%
Class B                                           1.83%                        1.82%
Class C                                           1.82%                        1.81%
Class I                                           0.76%                        0.76%
Class R4                                          1.05%                        0.94%
Class W                                           1.22%                        1.21%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 1.06% for Class A, 1.82% for Class B, 1.81% for Class C, 0.76% for Class I, 0.94% for Class R4 and 1.21% for Class W.
--------------------------------------------------------------------------------

 4 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                             SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    INCEPTION
 Class A (inception 2/16/06)           -1.90%     -2.62%     +2.26%
 Class B (inception 2/16/06)           -2.28%     -3.35%     +1.49%
 Class C (inception 2/16/06)           -2.28%     -3.35%     +1.48%
 Class I (inception 2/16/06)           -1.76%     -2.22%     +2.58%
 Class R4 (inception 2/16/06)          -1.64%     -2.20%     +2.52%
 Class W (inception 12/1/06)           -1.87%     -2.65%     -0.96%

WITH SALES CHARGE
 Class A (inception 2/16/06)           -6.53%     -7.22%     +2.26%
 Class B (inception 2/16/06)           -7.01%     -7.91%     -0.38%
 Class C (inception 2/16/06)           -3.22%     -4.26%     +1.48%

AT DEC. 31, 2007
                                                             SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    INCEPTION
 Class A (inception 2/16/06)           -1.91%     +1.43%     +4.11%
 Class B (inception 2/16/06)           -2.28%     +0.76%     +3.32%
 Class C (inception 2/16/06)           -2.28%     +0.66%     +3.31%
 Class I (inception 2/16/06)           -1.85%     +1.75%     +4.38%
 Class R4 (inception 2/16/06)          -1.75%     +1.76%     +4.31%
 Class W (inception 12/1/06)           -1.98%     +1.30%     +1.82%

WITH SALES CHARGE
 Class A (inception 2/16/06)           -6.55%     -3.38%     +4.11%
 Class B (inception 2/16/06)           -7.01%     -3.98%     +1.33%
 Class C (inception 2/16/06)           -3.23%     -0.28%     +3.31%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

  * Not annualized.

--------------------------------------------------------------------------------

                     RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  5

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, the portfolio management team for RiverSource Floating Rate Fund discusses the Fund's results and strategy for the semiannual period ended Jan. 31, 2008.

At Jan. 31, 2008, approximately 39% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible that RiverSource Floating Rate Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 43, Class I capital share transactions for related activity during the most recent semiannual period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Floating Rate Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information of the Fund's expenses, see the discussions beginning on pages 9 and 40.

Q: How did RiverSource Floating Rate Fund perform for the six-month period ended
   Jan. 31, 2008?

A: RiverSource Floating Rate Fund declined 1.90% (Class A shares, excluding sales charge) for the six months ended Jan. 31, 2008. The Fund underperformed its benchmark, the unmanaged Credit Suisse First Boston Leveraged Loan Index (CSFB Index), which fell 1.45% during the same period.

Q: What factors most significantly affected the Fund's performance?

A: Throughout the semiannual period, floating rate assets, including leveraged bank loans, struggled, as did the Fund's performance. The dramatic dislocation in the fixed income markets in general and in high yield debt instruments and leveraged bank loans in particular that began in July 2007 continued through the six-month period, despite a brief rally in October. A floating rate debt instrument is a bond or loan whose interest rate floats based on a market interest rate plus a premium. The floating rate asset's interest rate resets periodically to incorporate changes in the market rate. This compares to a fixed rate debt instrument, which is an asset with a fixed interest rate whose value can fluctuate based solely on the direction of market rates.

   TURMOIL IN THE SUBPRIME MORTGAGE MARKET SPILLED OVER INTO OTHER PARTS OF THE DEBT AND CREDIT MARKETS THROUGHOUT THE PERIOD.

   Turmoil in the subprime mortgage market spilled over into other parts of the debt and credit markets throughout the period. Declining trends in loan prices

--------------------------------------------------------------------------------

 6 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   and high yield debt overall triggered an increasing number of sellers in a downward spiral of selling pressure. The large money-center banks and investment banks attempted to bring to market a number of previously underwritten loan and high yield bond offerings to little avail. Ultimately, a relatively small fraction of the offering was successfully placed into the market during the period, though much of what was placed subsequently traded down. Meanwhile, the market for new collateralized loan obligations (CLOs), a major source of demand in the loan market for the last several years, remained inaccessible. In turn, the technical pressures that began early in the third quarter of 2007 did not abate in any material way during the last months of 2007 and into the new year.

Q: What changes did you make to the Fund's portfolio during the period?

A: We made relatively few changes to the portfolio during the period. We continued to focus on the highest quality segments of the leveraged bank loan and high yield debt markets. During the period, however, we did increase the Fund's position in cash and cash alternatives given the heightened market volatility. We also sought to take advantage of this volatility by identifying and purchasing what we believed to be attractive securities on a relative value basis when opportunities presented themselves.

   WE CONTINUED TO FOCUS ON THE HIGHEST QUALITY SEGMENTS OF THE LEVERAGED BANK LOAN AND HIGH YIELD DEBT MARKETS.


Q: What is the Fund's tactical view and strategy for the months ahead?

A: In our view, it has become increasingly clear that the economic environment is weakening, at least for high yield debt issuers. We have seen direct spillover from the turmoil in the subprime mortgage and housing markets into the broader economy, as evidenced, in part, by weaker than expected 2007 holiday retail sales. We have also seen isolated weakness in various parts of the high yield loan and bond market, even from those issuers not directly related to housing or the consumer. Further, it appears that the financial community is likely to take additional write-offs above and beyond previous estimates, as the contagion from the subprime mortgage fallout expands its reach, leading to real concerns about a global credit and liquidity crunch. Although it seems that the Federal Reserve Board (the Fed) is intent on continuing to cut interest rates to

--------------------------------------------------------------------------------

                     RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   inject liquidity into the banking system, it remains unclear whether or not the Fed's actions can stop the deterioration in global credit markets. We are also concerned about the potentially negative ramifications of such interest rate cuts on inflation and the U.S. dollar.

   Given this backdrop, we intend to continue to maintain the Fund's exposure to the higher quality segments of the leveraged bank loan and high yield floating rate universe. Also, because we expect the markets to continue to be rather volatile for at least the first half of 2008, we intend to hold higher cash balances than in the past, seeking potential opportunities to add value for investors over the longer term. Regardless of economic or market conditions, we will continue to invest in a diversified portfolio of senior secured floating rate loans and bonds, as we seek to provide a high level of current income and, as a secondary objective, capital preservation.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

 8 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                     RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  9

                              BEGINNING        ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                            AUG. 1, 2007    JAN. 31, 2008   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                   $1,000         $  981.00         $5.29           1.06%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.86         $5.40           1.06%
 Class B
   Actual(b)                   $1,000         $  977.20         $9.07           1.82%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.03         $9.25           1.82%
 Class C
   Actual(b)                   $1,000         $  977.20         $9.02           1.81%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.08         $9.20           1.81%
 Class I
   Actual(b)                   $1,000         $  982.40         $3.80            .76%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,021.37         $3.87            .76%
 Class R4
   Actual(b)                   $1,000         $  983.60         $4.70            .94%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.47         $4.79            .94%
 Class W
   Actual(b)                   $1,000         $  981.30         $6.04           1.21%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.11         $6.16           1.21%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2008: -1.90% for Class A, -2.28% for Class B, -2.28% for Class C, -1.76% for Class I, -1.64% for Class R4 and -1.87% for Class W.

--------------------------------------------------------------------------------

 10 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

SENIOR LOANS (86.0%)(i)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
AEROSPACE & DEFENSE (1.0%)
AxleTech Intl
 2nd Lien Term Loan
  04-21-13                             11.23%       $500,000                $490,000
AxleTech Intl
 Tranche B Term Loan
  10-19-15                         6.42-6.71       1,641,791               1,567,910
Spirit AeroSystems
 Tranche B Term Loan
  09-30-13                              5.68       1,012,188               1,002,066
TransDigm
 Term Loan
  06-23-13                              6.86       1,300,000               1,237,171
Wesco Aircraft Hardware
 1st Lien Term Loan
  09-29-13                              7.08         778,000                 750,124
Wesco Aircraft Hardware
 2nd Lien Term Loan
  03-28-14                             10.58         775,000                 744,000
                                                                     ---------------
Total                                                                      5,791,271
------------------------------------------------------------------------------------

AIRLINES (1.4%)
Delta Airlines
 2nd Lien Term Loan
  04-30-14                              8.08       1,815,875               1,649,850
Delta Airlines
 Synthetic Revolver Term Loan
  04-30-12                              2.15           1,896(j)                1,745
  04-30-12                              6.83       2,298,104               2,115,221
United Airlines
 Term Loan
  02-01-14                         6.00-7.13       1,972,361               1,764,553
US Airways
 Term Loan
  03-23-14                              7.36       2,850,000               2,492,724
                                                                     ---------------
Total                                                                      8,024,093
------------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)

AUTOMOTIVE (4.1%)
Cooper Standard Auto
 Tranche D Term Loan
  12-23-11                              7.38%       $490,000                $461,213
Dana
 Term Loan
  03-30-08                              7.30       1,175,000               1,165,340
Delphi
 Tranche B Term Loan
  07-01-08                              6.88       2,500,000               2,462,500
Goodyear Engineered Product
 1st Lien Term Loan
  07-31-14                              5.75       1,047,375                 916,453
Goodyear Engineered Product
 Delayed Draw Term Loan
  07-31-14                              5.78         150,000                 131,250
Goodyear Tire & Rubber
 2nd Lien Term Loan
  04-30-14                              6.43       1,850,000               1,630,313
Mark IV
 2nd Lien Term Loan
  12-31-11                       11.67-13.65       1,000,000                 610,000
Mark IV
 Tranche B Term Loan
  06-21-11                         8.26-9.65       1,225,271               1,045,561
Metaldyne
 Synthetic Letter of Credit
  01-11-12                              0.00           5,486(j)                4,841
  01-11-12                         3.90-9.00         298,681                 263,586
Metaldyne
 Term Loan
  01-11-14                              9.00       2,068,333               1,825,304
Motorsports Aftermarket
 Tranche B Term Loan
  11-30-13                              7.33       1,262,250               1,161,270
Navistar Intl
 Revolving Credit Term Loan
  01-19-12                              0.00         504,333(j)              468,188
  01-19-12                              6.50         682,334                 633,430

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  11

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
AUTOMOTIVE (CONT.)
Navistar Intl
Term Loan
  01-19-12                              6.50%     $3,263,333              $3,029,449
Oshkosh Truck
 Tranche B Term Loan
  12-06-13                              6.90       1,481,250               1,363,979
Plastech Engineered Products
 1st Lien Term Loan
  02-12-13                              9.88         816,750                 560,838
TRW Automotive Acquisition
 Tranche B1 Term Loan
  02-09-14                              6.69       2,313,375               2,217,532
Visteon
 Term Loan
  06-13-13                              7.19       2,250,000               1,870,875
  12-13-13                              7.20       1,125,000                 935,438
                                                                     ---------------
Total                                                                     22,757,360
------------------------------------------------------------------------------------

BANKING (0.2%)
Ashtead Group
 Term Loan
  08-31-11                              6.69         940,500                 884,070
------------------------------------------------------------------------------------

BROKERAGE (0.3%)
Nuveen Investments
 Term Loan
  11-13-14                         6.29-7.86       1,800,000               1,721,574
------------------------------------------------------------------------------------

BUILDING MATERIALS (0.3%)
Jacuzzi Brands
 Letter of Credit
  02-15-14                              5.26         162,162                 126,081
Jacuzzi Brands
 Tranche B Term Loan
  02-15-14                         5.49-5.51       1,826,892               1,420,409
                                                                     ---------------
Total                                                                      1,546,490
------------------------------------------------------------------------------------

CHEMICALS (5.0%)
Brenntag
 Acquisition Facility Term Loan
  01-18-14                              5.79         142,364(c)              132,398
Brenntag
 Tranche B2 Term Loan
  01-18-14                              5.79         582,636(c)              538,939

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
CHEMICALS (CONT.)
Celanese
 Credit Linked Deposit
  04-02-13                              4.60%       $600,000(c)             $564,000
Celanese
 Term Loan
  04-02-14                              6.48         888,275(c)              823,875
Cognis Deutschland
 Tranche C 1st Lien Term Loan
  09-04-13                              6.99       3,050,000(c)            2,721,027
Georgia Gulf
 Tranche B Term Loan
  10-03-13                         5.77-7.04       1,644,163               1,514,685
Hercules
 Tranche B Term Loan
  10-08-10                              5.52       1,338,462               1,305,000
Hexion Specialty Chemicals
 Tranche C1 Term Loan
  05-05-13                              7.00       1,517,279               1,423,208
Hexion Specialty Chemicals
 Tranche C2 Term Loan
  05-05-13                              7.13         329,596                 307,348
Hexion Specialty Chemicals
 Tranche C4 Term Loan
  05-05-13                              7.19       1,456,563               1,365,644
Huntsman Intl LLC
 Tranche B Term Loan
  04-19-14                              5.04       3,011,227               2,843,110
Ineos Group
 Tranche A4 Term Loan
  12-16-12                              7.36       2,050,884(c)            1,842,371
Ineos Group
 Tranche B2 Term Loan
  12-16-13                              7.36         144,482(c)              131,406
Ineos Group
 Tranche C2 Term Loan
  12-16-14                              7.86         144,035(c)              131,883
Invista Canada
 Tranche B2 Term Loan
  04-29-11                              6.33         882,519                 837,846
Invista SARL
 Tranche B1 Term Loan
  04-29-11                              6.33       1,629,715               1,546,192
ISP Chemical
 Term Loan
  06-04-14                         6.44-6.94       1,524,359               1,413,843

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
CHEMICALS (CONT.)
MacDermid
Tranche B Term Loan
  04-12-14                              6.83%       $915,247                $832,874
Millenium Chemicals
 2nd Lien Term Loan
  11-15-14                             10.58         825,000                 618,750
Rockwood Specialties Group
 Tranche E Term Loan
  12-13-13                              4.74       2,567,964               2,448,400
Solutia
 Tranche B Term Loan
  03-31-08                              6.49       3,429,928               3,345,584
Univar
 Tranche B Term Loan
  10-10-14                              7.89       1,250,000(c)            1,207,396
                                                                     ---------------
Total                                                                     27,895,779
------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (1.3%)
Flowserve
 Tranche B Term Loan
  08-10-12                         6.38-6.69       2,878,568               2,770,622
Nacco Materials
 Delayed Draw Term Loan
  03-21-13                         5.27-6.87         985,000                 906,200
Neff
 2nd Lien Term Loan
  11-30-14                              8.40       2,300,000               1,703,909
United Rentals
 Term Loan
  02-14-11                              7.35         554,637                 530,233
United Rentals
 Tranche B Credit Linked Deposit
  02-14-11                              5.32         233,911                 222,994
Xerium Technologies
 Tranche B Term Loan
  05-30-12                              7.58       1,204,730               1,072,209
                                                                     ---------------
Total                                                                      7,206,167
------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (0.3%)
Realogy
 Credit Linked Deposit
  10-10-13                              8.12         440,152                 367,711

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
CONSUMER CYCLICAL SERVICES (CONT.)
Realogy
 Tranche B Term Loan
  10-10-13                              7.51%     $1,624,473              $1,357,784
                                                                     ---------------
Total                                                                      1,725,495
------------------------------------------------------------------------------------

CONSUMER PRODUCTS (2.0%)
Amscan
 Term Loan
  05-25-13                         5.63-7.35       2,308,806               2,083,697
Chattem
 Tranche B Term Loan
  12-21-12                         6.10-6.13         530,458                 514,545
Fender Musical Instruments
 Delayed Draw Term Loan
  06-07-08                              6.97         817,084                 747,632
Fender Musical Instruments
 Tranche B Term Loan
  06-09-14                         7.11-7.16       1,625,997               1,487,787
Huish Detergents
 2nd Lien Term Loan
  10-26-14                              9.08       1,200,000                 864,000
Huish Detergents
 Tranche B 1st Lien Term Loan
  04-26-14                              6.83       1,044,750                 831,099
Jarden
 Tranche B Term Loan
  01-24-12                              6.58       1,581,713               1,505,394
Simmons
 Tranche D Term Loan
  12-19-11                         4.88-7.38       1,628,487               1,475,817
Spectrum Brands
 Letter of Credit
  03-30-14                              4.45          66,452                  61,468
Visant
 Tranche C Term Loan
  12-21-11                              6.72         844,846                 821,613
Weight Watchers Intl
 Tranche B Term Loan
  01-26-14                              6.38         594,000                 565,785
                                                                     ---------------
Total                                                                     10,958,837
------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (4.2%)
Alixpartners LLC
 Tranche B Term Loan
  10-12-13                              6.38       2,153,250               2,072,502

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  13

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
DIVERSIFIED MANUFACTURING (CONT.)
Contech Constructions Products
Term Loan
  01-31-13                         5.28-6.54%     $2,250,900              $2,098,964
Foamex Intl
 Tranche B 1st Lien Term Loan
  02-12-13                         6.27-6.51         669,706                 589,341
Generac
 1st Lien Term Loan
  11-09-13                              7.20         891,000                 730,068
Generac
 2nd Lien Term Loan
  05-09-13                             11.23         641,000                 463,443
GenTek
 Term Loan
  02-28-11                         6.25-6.99       1,199,747               1,148,758
GPX Intl Tire
 Term Loan
  04-06-12                             10.25         982,500                 673,013
Hillman Group
 Tranche B Term Loan
  03-31-11                              6.38       1,967,488               1,878,950
Invensys
 Term Loan
  12-14-12                              7.36         527,083(c)              502,047
Invensys
 Tranche A Term Loan
  01-15-11                              6.60         622,917(c)              593,328
Itron
 Term Loan
  04-18-14                         5.28-6.83       1,627,353               1,503,267
Johnson Diversey
 Tranche B Term Loan
  12-16-11                              6.88         509,702                 486,766
Maxim Crane Works LP
 Tranche B Term Loan
  06-29-14                         6.60-7.00         995,000                 890,525
New Customer Service
 Term Loan
  05-22-14                         5.74-7.65       2,088,910               1,817,352
Petroleum Geo-Services
 Term Loan
  02-14-13                              7.27         893,250                 777,128
Rexnord Holdings
 Tranche B Term Loan
  07-21-13                         6.43-6.46       1,448,361               1,383,184

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
DIVERSIFIED MANUFACTURING (CONT.)
Rexnord Holdings
 Tranche B2 Term Loan
  07-19-13                              7.40%     $1,299,779              $1,234,790
RSC Holding III
 2nd Lien Term Loan
  11-21-13                              8.15       1,412,617               1,257,229
Sensus Metering Systems
 Tranche B1 Term Loan
  12-17-10                         5.93-7.04       1,912,774               1,817,135
Sensus Metering Systems
 Tranche B2 Term Loan
  12-17-10                         6.72-6.90         124,275                 118,061
Wire Rope Corp of America
 Term Loan
  02-07-14                              7.08       1,589,372               1,494,009
                                                                     ---------------
Total                                                                     23,529,860
------------------------------------------------------------------------------------

ELECTRIC (5.1%)
AES
 Term Loan
  08-10-11                         7.00-7.19       1,571,429               1,499,740
ANP Funding I LLC
 Tranche A Term Loan
  07-29-10                              8.18         170,482                 167,755
Bicent Power
 Tranche B 1st Lien Term Loan
  06-30-14                              6.83         193,142                 183,485
Boston Generating LLC
 Revolver Term Loan
  12-21-13                              4.71          62,759                  55,026
Boston Generating LLC
 Synthetic Letter of Credit
  12-21-13                              4.71         224,138                 196,522
Boston Generating LLC
 Tranche B Term Loan
  12-20-13                              7.08       1,002,972                 879,396
Calpine
 Term Loan
  03-29-09                              7.08       4,845,017               4,303,585
Coleto Creek Power LP
 2nd Lien Term Loan
  06-28-13                              8.83         689,500                 620,550

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
ELECTRIC (CONT.)
Energy Future Holdings
Tranche B2 Term Loan
  TBD                                    TBD        $325,000(g,h)           $295,548
  10-10-14                              8.40       1,346,625               1,224,594
Enersys
 Term Loan
  03-17-11                         6.16-7.03       1,967,392(c)            1,893,615
La Paloma Generating LLC
 2nd Lien Term Loan
  08-16-13                              8.33       2,777,778               2,454,861
LS Power
 2nd Lien Term Loan
  11-01-15                              8.58         677,722                 665,862
Metcalf Energy Center LLC
 Term Loan
  06-20-10                              8.08       3,000,000               2,880,000
NE Energy
 2nd Lien Term Loan
  05-01-14                              9.44       1,000,000                 927,500
NE Energy
 Synthetic Letter of Credit
  11-01-13                              7.38         179,675                 163,953
NE Energy
 Tranche B Term Loan
  11-01-13                              7.43       1,462,563               1,342,633
NRG Energy
 Credit Linked Deposit
  02-01-13                              6.48         643,216                 583,184
NRG Energy
 Term Loan
  02-01-13                              6.58       1,393,159               1,279,533
Reliant Energy
 Letter of Credit
  06-30-14                              4.51       1,650,000               1,473,995
TPF Generating Holding
 1st Lien Term Loan
  12-15-13                              6.83         610,378                 547,052
TPF Generating Holding
 2nd Lien Term Loan
  12-15-14                              9.08       2,525,000               2,255,658
TPF Generating Holding
 Synthetic Letter of Credit
  12-15-13                              4.73         120,434                 107,939

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
ELECTRIC (CONT.)
TPF Generating Holding
 Synthetic Revolver Term Loan
  12-15-13                              4.73%        $37,754                 $33,837
USPF Holdings LLC
 Term Loan
  04-11-14                         6.29-6.96       2,711,375               2,467,351
                                                                     ---------------
Total                                                                     28,503,174
------------------------------------------------------------------------------------

ENTERTAINMENT (3.1%)
AMC Entertainment
 Term Loan
  01-26-13                              5.04       1,709,935               1,572,525
AMF Bowling Worldwide
 Tranche B 1st Lien Term Loan
  06-12-13                         7.65-8.06       1,268,625               1,141,763
Cedar Fair LP
 Term Loan
  08-30-12                              5.27         669,601                 621,892
Cinemark USA
 Term Loan
  10-05-13                         6.07-6.98       3,080,592               2,822,592
Hit Entertainment
 2nd Lien Term Loan
  02-26-13                             10.38         500,000                 459,375
Hit Entertainment
 Term Loan
  06-12-14                              6.60       1,984,847               1,852,120
Metro Goldwyn Mayer Studios
 Tranche B1 Term Loan
  04-08-12                              8.11       2,828,625               2,487,776
Natl CineMedia
 Term Loan
  02-13-15                              6.87         875,000                 793,520
Regal Cinemas
 Term Loan
  11-10-10                              6.33         961,557                 890,238
Six Flags Premier Parks
 Tranche B Term Loan
  04-30-15                              7.25       3,009,875               2,580,968
Universal City
 Term Loan
  06-09-11                         6.01-6.90       1,575,000               1,541,531

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  15

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
ENTERTAINMENT (CONT.)
Warner Music Group
Term Loan
  02-28-11                         5.72-7.08%       $385,297                $359,409
                                                                     ---------------
Total                                                                     17,123,709
------------------------------------------------------------------------------------

ENVIRONMENTAL (0.6%)
Allied Waste North America
 Term Loan
  03-28-14                         5.43-6.88         606,680                 564,467
Allied Waste North America
 Tranche A Credit Linked Deposit
  03-28-14                              4.84         294,867                 274,102
Energy Solutions
 Tranche B Term Loan
  06-07-13                              7.57           5,952                   5,744
EnviroSolutions Real Property
 Term Loan
  07-15-12                              8.35         699,713                 661,229
Synagro Technologies
 Tranche B 1st Lien Term Loan
  04-02-14                         6.83-6.89       1,990,000               1,751,200
                                                                     ---------------
Total                                                                      3,256,742
------------------------------------------------------------------------------------

FOOD AND BEVERAGE (2.5%)
Advance Food
 1st Lien Term Loan
  03-15-14                              6.58         887,736                 790,085
Advance Food
 Delayed Draw Term Loan
  TBD                                    TBD         178,889(g,h,j)          159,211
  03-15-14                              6.13          76,667                  68,233
Aramark
 Letter of Credit
  01-26-14                              5.20         131,743                 119,557
Aramark
 Term Loan
  01-26-14                              6.71       2,073,722               1,920,413
B&G Foods
 Tranche C Term Loan
  02-26-13                              7.06         621,739                 590,652
Birds Eye Foods
 Tranche B Term Loan
  03-22-13                              6.58         902,125                 844,894
Bolthouse Farms
 1st Lien Term Loan
  12-16-12                              7.00         490,000                 461,213

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
FOOD AND BEVERAGE (CONT.)
Bumble Bee Seafoods LLC
 Tranche B Term Loan
  05-02-12                         6.31-7.16%     $2,000,000              $1,860,000
Chiquita Brands Intl
 Tranche C Term Loan
  06-28-12                              6.31       1,000,000                 970,000
Dean Foods
 Tranche B Term Loan
  04-02-14                              6.58       1,588,000               1,481,731
Fresh Start Bakeries
 2nd Lien Term Loan
  03-29-14                             10.94         525,000                 483,000
Fresh Start Bakeries
 Term Loan
  09-30-13                         7.25-7.69         498,750                 463,838
Michael Foods
 Tranche B1 Term Loan
  11-21-10                         6.85-6.91       1,296,876               1,271,483
OSI Group LLC
 Term Loan
  09-15-11                              6.84       1,351,413               1,266,949
Restaurant Company
 Term Loan
  05-03-13                         7.61-7.75         985,000                 876,650
                                                                     ---------------
Total                                                                     13,627,909
------------------------------------------------------------------------------------

GAMING (3.9%)
Cannery Casino Resorts LLC
 1st Lien Delayed Draw Term Loan
  TBD                                    TBD         611,811(g,h,j)          585,809
  05-18-13                         6.20-7.09         218,504                 209,218
Cannery Casino Resorts LLC
 1st Lien Term Loan
  05-18-12                              7.20       1,014,587                 971,467
Cannery Casino Resorts LLC
 2nd Lien Term Loan
  05-18-13                              9.20       1,000,000                 957,500
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  TBD                                    TBD         516,667(g,h,j)          450,792
Fontainebleau Las Vegas
 Tranche B Term Loan
  06-06-14                              8.40       1,033,333                 901,583

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
GAMING (CONT.)
Golden Nugget
1st Lien Term Loan
  06-30-14                         5.32-5.96%     $2,036,364              $1,812,363
Golden Nugget
 2nd Lien Term Loan
  06-30-14                              7.21       2,025,000               1,741,499
Golden Nugget
 Delayed Draw Term Loan
  TBD                                    TBD       1,163,636(g,h,j)        1,035,636
Greektown Casino LLC
 Delayed Draw Term Loan
  TBD                                    TBD         300,000(g,h,j)          281,625
Greektown Casino LLC
 Incremental Tranche B Term Loan
  12-03-12                              8.00         252,635                 239,372
Greektown Casino LLC
 Tranche B Term Loan
  12-03-12                              7.19         350,000                 325,500
Green Valley Ranch Gaming
 1st Lien Term Loan
  02-16-14                         6.84-7.08         812,716                 715,190
Green Valley Ranch Gaming
 2nd Lien Term Loan
  08-16-14                              8.33       1,400,000               1,162,000
Greenwood Racing
 Term Loan
  11-28-11                              5.53       1,014,750                 928,496
Herbst Gaming
 Delayed Draw Term Loan
  12-02-11                         9.22-9.33         397,000                 359,285
Herbst Gaming
 Tranche B Term Loan
  12-02-11                         9.22-9.64         792,000                 716,760
Isle of Capri Casinos
 Term Loan
  01-18-15                              6.58         877,941                 769,665
Isle of Capri Casinos
 Tranche A Delayed Draw Term Loan
  01-18-15                              5.04         264,706                 238,235
Isle of Capri Casinos
 Tranche B Delayed Draw Term Loan
  01-18-15                              6.58         351,177                 316,059
Penn Natl Gaming
 Tranche A Term Loan
  10-03-11                         4.77-6.35         530,233                 514,103

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
GAMING (CONT.)
Penn Natl Gaming
 Tranche B Term Loan
  10-03-12                         4.99-6.65%       $489,975                $476,932
Seminole Tribe of Florida
 Tranche B1 Delayed Draw Term Loan
  03-05-14                         6.38-6.69         239,105                 229,991
Seminole Tribe of Florida
 Tranche B2 Delayed Draw Term Loan
  03-05-14                              6.69         815,592                 784,502
Seminole Tribe of Florida
 Tranche B3 Delayed Draw Term Loan
  03-05-14                              5.56         833,907                 802,118
Venetian Casino Resort
 Tranche 1 Delayed Draw Term Loan
  TBD                                    TBD         730,000(g,h,j)          633,582
Venetian Casino Resort
 Tranche B Term Loan
  05-23-14                              6.58       2,905,400               2,521,654
Venetian Macao
 Tranche B Term Loan
  05-25-13                              7.08       1,250,000               1,157,638
                                                                     ---------------
Total                                                                     21,838,574
------------------------------------------------------------------------------------

GAS PIPELINES (1.6%)
Callon Petroleum
 Revolving Credit Term Loan
  04-18-14                             10.96       2,975,000               2,856,000
Calumet Lubricants
 Credit Linked Deposit
  01-03-15                              0.00         195,402(j)              189,052
Calumet Lubricants
 Term Loan
  01-31-15                              8.24       1,504,598               1,429,368
CGG - Compagnie Generale de geophysique-Volnay
 Term Loan
  01-12-14                              5.27       1,201,500(c)            1,177,470
Kinder Morgan
 Tranche B Term Loan
  05-30-14                              6.35       3,407,340               3,360,080
                                                                     ---------------
Total                                                                      9,011,970
------------------------------------------------------------------------------------

HEALTH CARE (7.7%)
AGA Medical
 Tranche B Term Loan
  04-28-13                         6.42-7.17       2,087,745               1,899,848

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  17

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
HEALTH CARE (CONT.)
AMN Healthcare Services
Tranche B Term Loan
  11-02-11                              6.58%       $844,280                $802,066
Biomet
 Term Loan
  09-25-13                              7.86       1,471,313               1,419,817
Carestream Health
 1st Lien Term Loan
  04-30-13                         5.24-6.83       4,425,497               3,907,713
CHG Healthcare Services
 2nd Lien Term Loan
  12-20-12                             11.18         525,000                 489,563
CHG Healthcare Services
 Synthetic Letter of Credit
  12-20-13                              4.71         155,000                 147,250
CHG Healthcare Services
 Term Loan
  01-08-13                         6.91-7.01         613,800                 576,972
Community Health Systems
 Delayed Draw Term Loan
  TBD                                    TBD         185,615(g,h,j)          171,588
Community Health Systems
 Term Loan
  07-25-14                              7.33       3,690,642               3,411,739
DaVita
 Tranche B1 Term Loan
  10-05-12                         4.78-6.52       2,025,000               1,911,093
Emdeon Business Services LLC
 1st Lien Term Loan
  11-16-13                              6.83       1,781,747               1,688,205
Emdeon Business Services LLC
 2nd Lien Term Loan
  05-16-14                              9.83         975,000                 931,125
Hanger Orthopedics Group
 Tranche B Term Loan
  09-30-09                              7.45       1,234,103               1,164,167
HCA
 Tranche B Term Loan
  11-17-13                              7.08       2,007,113               1,840,523
Health Management Associates
 Tranche B Term Loan
  02-28-14                         5.02-6.58       3,448,938               3,062,656
Healthcare Partners
 Tranche B Term Loan
  10-31-13                              6.58         791,385                 728,074

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
HEALTH CARE (CONT.)
IASIS Healthcare
 Delayed Draw Term Loan
  TBD                                    TBD        $179,809(g,h,j)         $161,379
  03-14-14                              7.15         511,765                 459,309
IASIS Healthcare
 Letter of Credit
  03-14-14                              3.21         184,420                 168,899
IASIS Healthcare
 Tranche B Term Loan
  03-14-14                         5.24-6.83       2,008,826               1,876,585
Invacare
 Tranche B Term Loan
  02-12-13                         5.49-5.52         572,750                 538,385
inVentiv Health
 Delayed Draw Term Loan
  TBD                                    TBD          57,143(g,h,j)           52,571
inVentiv Health
 Tranche B Term Loan
  10-05-11                              6.58         938,143                 863,091
Inverness Medical
 1st Lien Term Loan
  06-26-14                              6.84       1,467,625               1,350,215
LifePoint Hospitals
 Tranche B Term Loan
  04-15-12                              6.72         710,565                 666,155
Matria Healthcare
 Tranche B Term Loan
  01-19-12                         6.83-7.00         765,707                 742,736
Matria Healthcare
 Tranche B2 Term Loan
  01-19-12                              6.83         483,894                 469,377
Natl Mentor Holding
 Synthetic Letter of Credit
  06-29-13                              4.60         579,665                 543,436
Natl Mentor Holding
 Tranche B Term Loan
  06-29-13                              6.73       4,153,019               3,893,454
Royalty Pharma Finance Trust
 Tranche B Term Loan
  04-16-13                              5.51       1,084,490               1,074,458
Select Medical
 Tranche B Term Loan
  02-24-12                         6.83-7.00       1,231,013               1,137,456

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
HEALTH CARE (CONT.)
Skilled Healthcare
Term Loan
  06-15-12                         5.24-5.26%       $391,960                $364,523
Stiefel Laboratories
 Delayed Draw Term Loan
  12-28-13                              6.69       1,300,036               1,235,034
Stiefel Laboratories
 Term Loan
  12-28-13                              6.69       1,699,677               1,614,693
Surgical Care
 Term Loan
  12-29-14                              7.08         671,625                 584,314
Vanguard Health Systems
 Term Loan
  09-23-11                              5.52         888,329                 826,146
                                                                     ---------------
Total                                                                     42,774,615
------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.2%)
Rhodes Ranch
 1st Lien Term Loan
  11-21-10                              8.33         397,436                 335,833
Standard Pacific
 Tranche B Term Loan
  05-05-13                              6.66         855,000                 609,898
                                                                     ---------------
Total                                                                        945,731
------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.1%)
Riverside Energy Center
 Term Loan
  06-24-11                              7.49         264,829                 259,863
Rocky Mountain Energy Center
 Credit Linked Deposit
  06-24-11                              5.47          22,441                  22,020
Rocky Mountain Energy Center
 Term Loan
  06-24-11                              7.49         143,427                 140,738
                                                                     ---------------
Total                                                                        422,621
------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.2%)
Alon USA
 Term Loan
  06-22-13                              5.52       1,477,500               1,362,994
------------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)

LIFE INSURANCE (1.0%)
Asurion
 1st Lien Term Loan
  07-03-14                              7.88%     $2,950,000              $2,655,000
Conseco
 Term Loan
  10-10-13                              6.85       2,922,221               2,637,304
                                                                     ---------------
Total                                                                      5,292,304
------------------------------------------------------------------------------------

MEDIA CABLE (3.2%)
Cequel Communication
 1st Lien Term Loan
  11-05-13                         6.65-7.00       1,836,125               1,568,712
Charter Communications
 Term Loan
  09-06-14                              5.26       4,600,000               3,993,582
CSC Holdings
 Incremental Term Loan
  03-29-13                              6.90         470,877                 433,503
Discovery Communications
 Tranche B Term Loan
  05-14-14                              6.83       1,915,375               1,816,408
Insight Midwest
 Tranche B Term Loan
  04-07-14                              6.48         646,129                 587,977
Mediacom Communications
 Tranche D1 Term Loan
  01-31-15                         5.13-5.74         990,000                 860,063
Mediacom Illinois LLC
 Tranche C Term Loan
  03-31-13                         5.07-5.74         990,000                 866,250
NTL Telewest
 Tranche B4 Term Loan
  09-03-12                              6.06         416,160(c)              384,948
RCN
 Term Loan
  04-30-14                              7.13       2,187,067               2,012,102
RHI Entertainment
 2nd Lien Term Loan
  04-13-14                              7.25       1,700,000               1,649,000
Telesat
 Tranche 1 Term Loan
  10-31-14                         7.84-8.09       1,520,079(c)            1,432,674

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  19

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
MEDIA CABLE (CONT.)
Telesat
Tranche 2 Term Loan
  TBD                                    TBD         $88,346(c,g,h,j)         $84,206
  10-31-14                         6.26-8.00          41,575(c)               39,626
UPC Broadband Holding
 Term Loan
  12-31-14                              6.38       1,775,000               1,586,406
Wave Division
 Tranche B Term Loan
  06-30-14                         7.50-7.70         720,000                 693,900
                                                                     ---------------
Total                                                                     18,009,357
------------------------------------------------------------------------------------

MEDIA NON CABLE (12.6%)
Advanstar
 1st Lien Term Loan
  05-31-14                              7.09       2,910,375               2,386,508
Advanstar
 2nd Lien Term Loan
  11-30-14                              9.84       1,475,000               1,224,250
American Media
 Term Loan
  01-31-13                         8.16-8.34       1,000,000                 930,000
CanWest Media
 Tranche D Term Loan
  07-13-14                              7.08       1,467,625(c)            1,401,582
Citadel Communications
 Tranche B Term Loan
  06-12-14                         4.91-6.46       2,325,000               1,980,133
CMP Susquehanna
 Term Loan
  05-05-13                         5.30-6.44       2,925,991               2,530,982
Cumulus Media
 Term Loan
  06-11-14                         5.02-6.07       1,816,207               1,607,343
CW Media Holdings
 Tranche B Term Loan
  03-21-15                              8.08       2,793,000               2,695,244
Deluxe Communications
 Tranche A Term Loan
  TBD                                    TBD          60,975(g,h)             53,658
  05-11-13                              4.73          35,434                  31,182
Deluxe Communications
 Tranche B Term Loan
  TBD                                    TBD       1,272,610(g,h)          1,119,897
  05-11-13                              7.08         739,516                 650,774

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
MEDIA NON CABLE (CONT.)
Deluxe Communications
 Tranche C Term Loan
  TBD                                    TBD        $117,634(g,h)           $103,518
  05-11-13                              7.08          68,358                  60,155
DirecTV Holdings
 Tranche B Term Loan
  04-13-13                              4.78       3,346,582               3,267,635
Emmis Operating
 Tranche B Term Loan
  11-02-13                         6.84-6.85         700,769                 629,816
F&W Publications
 1st Lien Term Loan
  08-05-12                              7.13       2,246,866               2,044,648
F&W Publications
 2nd Lien Term Loan
  08-05-13                              9.16       1,294,283               1,203,683
Gate House Media
 Delayed Draw Term Loan
  08-27-14                         6.45-7.07         665,761                 535,938
Gate House Media
 Term Loan
  08-28-14                         7.07-7.41       3,759,239               3,026,188
Gray Television
 Tranche B Term Loan
  01-19-15                              6.21       2,975,000               2,658,906
Idearc
 Tranche B Term Loan
  11-17-14                              6.83       2,623,500               2,381,194
Intelsat
 Term Loan
  TBD                                    TBD       1,050,000(c,g,h)        1,025,283
  02-01-14                              7.13       2,175,000(c)            2,123,800
Lamar Media
 Tranche F Incremental Term Loan
  03-31-14                              4.81       1,150,000               1,109,750
Lodgenet Entertainment
 Term Loan
  04-04-14                              6.83       2,860,625               2,656,805
MediaNews Group
 Tranche C Term Loan
  08-02-13                              7.08         941,984                 791,267
NEP Broadcasting LLC
 Tranche B Term Loan
  02-16-14                              7.11       1,339,869               1,246,078

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
MEDIA NON CABLE (CONT.)
NextMedia Operating
2nd Lien Term Loan
  11-15-13                              9.30%       $500,000                $450,000
NextMedia Operating
 Tranche A Term Loan
  11-15-12                              5.99         287,992                 264,952
NextMedia Operating
 Tranche B Delayed Draw Term Loan
  11-15-12                              6.32         127,996                 117,757
Nielsen Finance VNU
 Term Loan
  08-09-13                         6.66-7.15       2,444,070               2,268,903
PanAmSat
 Tranche B2 Term Loan
  08-20-11                              6.60       2,034,250               1,763,756
Penton Media
 1st Lien Term Loan
  02-01-13                         5.52-5.54         545,875                 463,994
Penton Media
 2nd Lien Term Loan
  02-01-14                              8.27       1,700,000               1,275,000
Philadelphia Newspapers LLC
 Term Loan
  06-29-13                              7.92       2,613,094               2,312,588
Quebecor Media
 Tranche B Term Loan
  01-17-13                              7.24       1,865,684(c)            1,725,758
Reader's Digest Assn
 Term Loan
  03-02-14                         7.13-7.46       1,612,813               1,368,875
Revolution Studios
 2nd Lien Term Loan
  06-21-15                             10.28         525,000                 509,250
Revolution Studios
 Tranche B Term Loan
  12-21-14                              7.03         940,579                 902,956
RH Donnelly
 Tranche D2 Term Loan
  06-30-11                         4.75-6.66         794,379                 752,475
Spanish Broadcasting System
 1st Lien Term Loan
  06-11-12                              6.58       3,451,932               3,054,959
Star Tribune
 1st Lien Term Loan
  03-05-14                              7.08       1,488,750               1,013,839

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
MEDIA NON CABLE (CONT.)
Star Tribune
 2nd Lien Term Loan
  03-05-15                             10.83%     $2,100,000                $886,200
Tribune
 Tranche B Term Loan
  05-17-14                              7.91       3,606,875               2,691,233
Univision Communications
 Delayed Draw Term Loan
  09-29-14                              1.00          43,624(j)               35,717
Univision Communications
 Term Loan
  TBD                                    TBD         195,973(g,h)            159,936
  09-29-14                         7.10-7.21       1,060,403                 865,405
Van Wagner
 Delayed Draw Term Loan
  TBD                                    TBD         720,000(g,h,j)          684,000
  06-27-13                         7.72-8.13         279,300                 265,335
Wenner Media LLC
 Term Loan
  10-02-13                              6.59       1,895,000               1,781,300
Yell Finance
 Tranche B1 Term Loan
  02-10-13                              5.27       1,575,000               1,484,438
Zuffa
 Term Loan
  06-19-15                              6.94         970,125                 776,100
                                                                     ---------------
Total                                                                     69,350,943
------------------------------------------------------------------------------------

METALS (1.6%)
Aleris Intl
 Term Loan
  12-19-13                              6.00       2,171,760               1,788,074
Algoma Steel
 Term Loan
  07-06-13                              7.33         690,896(c)              607,988
Edgen Murray
 1st Lien Term Loan
  05-11-14                         7.64-8.09       2,164,125               1,895,226
Edgen Murray
 2nd Lien Term Loan
  05-11-15                             11.14       1,000,000                 860,000
Mueller Group
 Tranche B Term Loan
  05-24-14                         4.99-6.89       1,549,905               1,462,072

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  21

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
METALS (CONT.)
Noranda Aluminum
Tranche B Term Loan
  05-18-14                              6.91%       $614,438                $572,195
Novelis Canada
 Term Loan
  07-06-14                              6.83         536,367(c)              477,367
Novelis
 Term Loan
  07-06-14                              6.83       1,180,008(c)            1,071,601
                                                                     ---------------
Total                                                                      8,734,523
------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.9%)
Dresser
 2nd Lien Term Loan
  05-04-15                             11.13       2,300,000               2,081,500
Dresser
 Tranche B 1st Lien Term Loan
  05-04-14                         5.77-7.45       1,743,255               1,617,967
Venoco
 Term Loan
  TBD                                    TBD         400,000(g,h)            379,000
  05-07-14                              8.94         900,000                 852,750
                                                                     ---------------
Total                                                                      4,931,217
------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.3%)
Ameritrade Holding
 Tranche B Term Loan
  12-31-12                              4.77         767,197                 734,829
JG Wentworth
 Term Loan
  04-14-14                              7.09       1,350,000               1,154,250
                                                                     ---------------
Total                                                                      1,889,079
------------------------------------------------------------------------------------

OTHER INDUSTRY (1.3%)
Alliance Laundry
 Term Loan
  01-27-12                              7.63       2,559,695               2,444,510
Baldor Electric
 Term Loan
  01-31-14                         5.06-7.13         180,820                 174,180
Blount
 Tranche B Term Loan
  08-09-10                         6.00-6.38       1,601,256               1,534,531
Chart Inds
 Term Loan
  10-17-12                         6.88-7.19         618,596                 607,770

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
OTHER INDUSTRY (CONT.)
Education Mgmt LLC
 Tranche C Term Loan
  05-28-13                              6.63%       $341,688                $315,528
Trimas
 Tranche B Term Loan
  08-02-13                              5.52       1,777,046               1,741,505
Trimas
 Tranche B1 Term Loan
  08-02-11                              5.49         551,863                 540,826
                                                                     ---------------
Total                                                                      7,358,850
------------------------------------------------------------------------------------

OTHER UTILITY (0.2%)
BRSP LLC
 Term Loan
  07-13-09                              7.91       1,354,738               1,320,869
------------------------------------------------------------------------------------

PACKAGING (2.6%)
Bluegrass Container
 1st Lien Delayed Draw Term Loan
  06-30-13                         5.65-7.08         569,413                 550,907
Bluegrass Container
 1st Lien Term Loan
  06-30-13                         5.65-7.08       1,903,037               1,841,188
Bluegrass Container
 2nd Lien Delayed Draw Term Loan
  12-30-13                              8.40         187,879                 186,705
Bluegrass Container
 2nd Lien Term Loan
  12-30-13                              8.40         587,121                 583,452
BWAY
 Tranche B Term Loan
  07-17-13                              6.88       1,112,336               1,073,405
Consolidated Container
 1st Lien Term Loan
  03-28-14                         5.50-5.53       2,828,625               2,285,896
Crown Americas
 Tranche B Term Loan
  11-15-12                              6.62         686,000                 665,420
Graham Packaging
 Term Loan
  10-07-11                         6.81-7.75       2,151,188               1,984,815
Graphic Packaging Intl
 Tranche B Term Loan
  05-16-14                         5.33-6.73       2,345,498               2,127,694

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
PACKAGING (CONT.)
SCA Packaging
2nd Lien Term Loan
  03-08-15                             10.35%       $850,000                $620,500
SCA Packaging
 Tranche B Term Loan
  03-08-13                              7.60       1,116,563                 904,416
Solo Cup
 Tranche B1 Term Loan
  02-28-11                         8.13-8.54       1,555,546               1,499,810
                                                                     ---------------
Total                                                                     14,324,208
------------------------------------------------------------------------------------

PAPER (1.3%)
Appleton Papers
 Tranche B Term Loan
  06-05-14                         6.29-6.65         273,625                 248,999
Boise Cascade LLC
 Delayed Draw Term Loan
  05-03-14                              4.78         579,500                 569,358
Boise Cascade LLC
 Tranche E Term Loan
  05-03-14                              6.38       2,574,593               2,531,674
Georgia-Pacific
 Tranche B Term Loan
  12-20-12                         6.58-6.90         138,550                 127,678
Newpage Corp
 Term Loan
  11-05-14                              8.69       1,650,000               1,593,290
Smurfit Stone Container Enterprises
 Credit Linked Deposit
  11-01-10                              4.50       1,493,200               1,423,213
Smurfit Stone Container Enterprises
 Tranche B Term Loan
  11-01-11                         6.88-7.13          76,538                  72,724
Smurfit Stone Container Enterprises
 Tranche C Term Loan
  11-01-11                         6.69-7.13         219,769                 210,273
Smurfit Stone Container Enterprises
 Tranche C1 Term Loan
  11-01-11                              6.69         699,523                 667,170
                                                                     ---------------
Total                                                                      7,444,379
------------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Pharmaceutical Tech
 Term Loan
  04-10-14                              7.08       2,440,244               2,098,610
------------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)

PROPERTY & CASUALTY (0.3%)
USI Holdings
 Tranche B Term Loan
  05-04-14                              7.58%     $1,592,000              $1,464,640
------------------------------------------------------------------------------------

RAILROADS (0.2%)
Kansas City Southern Railway
 Tranche B Term Loan
  04-28-13                         6.29-6.90       1,121,519               1,070,355
------------------------------------------------------------------------------------

REFINING (0.6%)
Big West Oil LLC
 Delayed Draw Term Loan
  TBD                                    TBD       1,320,000(g,h,j)        1,214,400
Big West Oil LLC
 Tranche B Term Loan
  05-15-14                              5.50       1,068,000                 982,560
Western Refining
 Tranche B Term Loan
  05-30-14                              4.99       1,217,429               1,108,870
                                                                     ---------------
Total                                                                      3,305,830
------------------------------------------------------------------------------------

REITS (0.4%)
Capital Automotive
 Tranche B Term Loan
  12-16-10                              6.39       2,190,622               2,085,647
RESTAURANTS (1.3%)
Buffets
 Letter of Credit
  05-01-13                              4.73         233,333                 143,208
Buffets
 Term Loan
  11-01-13                         7.91-8.08       1,746,741               1,072,063
Cracker Barrel
 Tranche B1 Term Loan
  04-27-13                              6.40       1,487,483               1,377,781
Cracker Barrel
 Tranche B2 Term Loan
  04-27-13                         6.38-6.40         659,805                 611,144
Dennys
 Credit Linked Deposit
  03-31-12                              3.29         178,833                 171,680
Dennys
 Tranche B Term Loan
  03-31-12                         6.84-7.57         737,193                 707,705

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  23

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
REITS (CONT.)
El Pollo Loco
Tranche B Term Loan
  11-18-11                              7.70%       $792,814                $743,264
OSI Restaurant Partners
 Term Loan
  06-14-13                              4.88         143,453                 123,890
  06-14-14                              5.56       1,800,767               1,489,685
Sbarro
 Tranche B Term Loan
  01-31-14                         7.41-7.58         794,000                 715,926
                                                                     ---------------
Total                                                                      7,156,346
------------------------------------------------------------------------------------

RETAILERS (5.1%)
Buhrmann
 Tranche D1 Term Loan
  12-30-10                         6.99-7.01       1,991,065               1,941,289
CSK Auto
 Term Loan
  06-30-12                              9.63         518,470                 440,700
Eddie Bauer
 Term Loan
  04-01-14                              6.53       2,419,330               2,153,203
General Nutrition Centers
 Term Loan
  TBD                                    TBD       1,496,250(g,h)          1,301,738
  03-16-12                         6.98-7.08       2,158,688               1,878,058
Gregg Appliances
 Term Loan
  07-31-13                         5.59-5.61         771,125                 686,301
Jetro Holdings
 Term Loan
  07-02-14                              7.19       1,428,906               1,361,033
Lone Star
 Term Loan
  07-06-14                              6.46         696,500                 668,640
Michaels Stores
 Term Loan
  10-31-13                         6.00-7.63       2,342,061               1,994,265
Neiman Marcus Group
 Term Loan
  04-06-13                         6.29-6.90       1,646,667               1,506,354
Orchard Supply Hardware
 Tranche B Term Loan
  12-21-13                              5.75       1,777,500               1,493,100

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
RETAILERS (CONT.)
Pantry
 Delayed Draw Term Loan
  TBD                                    TBD        $327,778(g,h,j)         $298,278
Pantry
 Term Loan
  05-15-14                              5.03       1,141,486               1,038,752
Pep Boys-Manny Moe & Jack
 Term Loan
  01-27-11                              7.08       1,097,720               1,053,811
PETCO Animal Supplies
 Term Loan
  10-26-13                         7.08-7.21         280,835                 258,930
Rent-A-Center
 Term Loan
  06-30-12                         5.74-7.27         711,840                 662,602
Rite Aid
 Tranche 2 Term Loan
  06-07-14                         5.18-6.20       3,550,000               3,290,424
Sally Holdings
 Tranche B Term Loan
  11-16-13                              7.52         873,826                 826,857
Smart & Final
 Delayed Draw Term Loan
  05-31-14                         6.89-7.86       1,050,452                 903,389
Smart & Final
 Tranche B Term Loan
  05-31-14                              8.08       1,549,417               1,332,499
Sport Authority
 Term Loan
  05-03-13                              7.08       2,216,250               1,961,381
Yankee Acquisition
 Term Loan
  02-06-14                         5.29-6.86       1,407,986               1,251,347
                                                                     ---------------
Total                                                                     28,302,951
------------------------------------------------------------------------------------

SUPERMARKETS (--%)
Supervalu
 Tranche B Term Loan
  06-02-12                              5.63          71,704                  68,229
------------------------------------------------------------------------------------
TECHNOLOGY (3.0%)
Acxiom
 Term Loan
  09-15-12                         5.71-6.60         566,042                 537,740

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 24 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
TECHNOLOGY (CONT.)
Affiliated Computer Services
Term Loan
  03-20-13                              5.29%       $882,000                $844,145
Bearingpoint
 Credit Linked Deposit
  05-31-12                              8.74       2,250,000               1,889,999
Freescale Semiconductor
 Term Loan
  12-02-13                              6.38       1,697,763               1,445,645
Infor Global Solutions
 2nd Lien Term Loan
  03-02-14                             11.08         600,000                 504,000
Infor Global Solutions
 Delayed Draw Term Loan
  07-28-12                              8.58         338,571                 311,063
Infor Global Solutions
 Term Loan
  07-28-12                              8.58         648,929                 574,302
Information Resources
 Term Loan
  05-16-14                         5.04-6.80       2,083,862               1,875,476
Info-USA
 Tranche B Term Loan
  02-14-12                              6.83       1,990,737               1,921,060
Metavante
 Tranche B Term Loan
  11-01-14                              6.66       1,350,000               1,287,563
Reynolds & Reynolds
 Tranche B Term Loan
  10-26-12                              6.84       1,134,992               1,055,543
Sabre
 Term Loan
  09-30-14                              6.96       1,166,169                 945,845
Sensata Technologies
 Term Loan
  04-27-13                              5.06       1,478,734               1,353,663
SunGard Data Systems
 Term Loan
  02-28-14                              6.90         678,038                 627,727
VeriFone
 Tranche B Term Loan
  10-31-13                         5.25-5.27         517,000                 496,320

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
TECHNOLOGY (CONT.)
Verint Systems
 Term Loan
  05-25-14                              7.38%     $1,079,231                $955,119
                                                                     ---------------
Total                                                                     16,625,210
------------------------------------------------------------------------------------

TEXTILE (1.1%)
Levi Strauss & Co
 Term Loan
  03-27-14                              7.57       2,700,000               2,106,000
St. John Knits
 Tranche B Term Loan
  03-18-12                              7.84       2,032,333               2,001,848
William Carter
 Tranche B Term Loan
  07-14-12                         4.74-4.77       1,908,522               1,828,994
                                                                     ---------------
Total                                                                      5,936,842
------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.4%)
Hertz
 Letter of Credit
  12-21-12                              4.91         764,663                 727,867
Hertz
 Tranche B Term Loan
  12-21-12                         6.75-6.92       1,305,820               1,238,348
                                                                     ---------------
Total                                                                      1,966,215
------------------------------------------------------------------------------------

WIRELESS (1.5%)
Cellular South
 Delayed Draw Term Loan
  TBD                                    TBD         468,750(g,h,j)          445,313
Cellular South
 Tranche B Term Loan
  05-29-14                         4.74-6.50       1,399,219               1,329,258
Hawaiian Telecom
 Tranche C Term Loan
  04-30-12                              7.08         887,677                 786,926
Ntelos
 Tranche B Term Loan
  08-24-11                              5.53       1,761,350               1,688,694
PAETEC Communications
 Term Loan
  02-28-13                              5.77         642,672                 600,628

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  25

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
WIRELESS (CONT.)
Trilogy Intl
Term Loan
  06-29-12                              8.33%     $4,000,000              $3,520,000
                                                                     ---------------
Total                                                                      8,370,819
------------------------------------------------------------------------------------

WIRELINES (1.6%)
Alaska Communications System
 Term Loan
  02-01-12                              6.58       2,580,000               2,395,530
Cincinnati Bell
 Term Loan
  08-31-12                         4.77-7.06         904,742                 860,256
Level 3 Communications
 Tranche B Term Loan
  03-13-14                         6.57-6.63         725,000                 646,461
Time Warner Telecom
 Tranche B Term Loan
  01-07-13                              5.28       2,099,978               1,984,479
Windstream
 Tranche B1 Term Loan
  07-17-13                              5.50       2,960,125               2,865,934
                                                                     ---------------
Total                                                                      8,752,660
------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $525,363,889)                                                    $476,769,118
------------------------------------------------------------------------------------

BONDS (4.9%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ASSET-BACKED (0.4%)
Citibank Credit Card Issuance Trust
 Series 2006-B1 Cl B1
  03-07-11                             4.65%        $250,000(e)             $245,287
Residential Asset Securities
 Series 2007-KS3 Cl M1S
  04-25-37                             3.76        3,000,000(e)            1,800,870
                                                                     ---------------
Total                                                                      2,046,157
------------------------------------------------------------------------------------

MORTGAGE-BACKED (1.8%)(f)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-OA11 Cl A3B1
  09-25-46                             3.56        2,030,178(e)            1,952,918

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                             4.27%        $454,107(b)             $435,723
Lehman XS Trust
 Series 2006-16N Cl A1B
  11-25-46                             3.50        4,320,741(e)            4,125,619
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR1 Cl A1
  02-25-37                             3.55        4,418,977(e)            4,140,671
                                                                     ---------------
Total                                                                     10,654,931
------------------------------------------------------------------------------------

AUTOMOTIVE (0.2%)
Ford Motor Credit LLC
  04-15-12                             8.71        1,000,000(e)              977,604
------------------------------------------------------------------------------------

BROKERAGE (0.2%)
Lehman Brothers Holdings
 Sr Nts
  03-23-09                             4.95        1,000,000(e)              992,794
------------------------------------------------------------------------------------

BUILDING MATERIALS (0.3%)
CPG Intl I
 Sr Unsecured
  07-01-12                            11.47        2,000,000(e)            1,780,000
------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.2%)
ESCO
  12-15-13                             8.87        1,000,000(d,e)            900,000
------------------------------------------------------------------------------------

ENTERTAINMENT (0.2%)
Universal City Florida Holding I/II
 Sr Nts
  05-01-10                             9.66        1,000,000(e)              965,000
------------------------------------------------------------------------------------

MEDIA NON CABLE (0.4%)
Intelsat Bermuda
  01-15-15                             7.58        2,375,000(c,e)          2,375,000
------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.9%)
ERAC USA Finance
  04-30-09                             3.50        4,850,000(d,e)          4,828,922
------------------------------------------------------------------------------------

WIRELINES (0.3%)
Level 3 Financing
  02-15-15                             9.15        1,500,000(e)            1,117,500

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 26 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
WIRELINES (CONT.)
Qwest Communications Intl
  02-15-09                             8.37%        $584,000(e)             $581,080
                                                                     ---------------
Total                                                                      1,698,580
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $29,429,337)                                                      $27,218,988
------------------------------------------------------------------------------------

MONEY MARKET FUND (5.5%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  30,383,785(k)          $30,383,785
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $30,383,785)                                                      $30,383,785
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $585,177,011)(l)                                                 $534,371,891
====================================================================================

INVESTMENTS IN DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JAN. 31, 2008

                            CURRENCY TO BE         CURRENCY TO BE          UNREALIZED        UNREALIZED
EXCHANGE DATE                 DELIVERED               RECEIVED            APPRECIATION      DEPRECIATION
--------------------------------------------------------------------------------------------------------
Feb. 6, 2008                 2,262,243 U.S.                2,606,000         $72,804               $--
                                     Dollar        Australian Dollar
Feb. 6, 2008                    53,296 U.S.           27,000 British             388                --
                                     Dollar                    Pound
Feb. 6, 2008                 3,618,216 U.S.        1,849,000 British          58,104                --
                                     Dollar                    Pound
Feb. 6, 2008                 2,018,436 U.S.        1,016,000 British           1,650                --
                                     Dollar                    Pound
Feb. 6, 2008                    244,626,000           2,257,322 U.S.              --            43,201
                               Japanese Yen                   Dollar
Feb. 6, 2008                     31,410,000           5,734,023 U.S.              --            71,443
                            Norwegian Krone                   Dollar
Feb. 6, 2008                     13,515,000           2,120,682 U.S.              --             3,575
                              Swedish Krona                   Dollar
Feb. 6, 2008                      8,619,000           1,325,763 U.S.              --            28,951
                              Swedish Krona                   Dollar
Feb. 7, 2008                 3,397,308 U.S.            4,458,000 New         116,800                --
                                     Dollar           Zealand Dollar
--------------------------------------------------------------------------------------------------------
Total                                                                       $249,746          $147,170
--------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2008.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Jan. 31, 2008, the value of foreign securities represented 4.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2008, the value of these securities amounted to $5,728,922 or 1.0% of net assets.

--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  27

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2008.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Jan. 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $11,512,481.

(h) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(i) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j) At Jan. 31, 2008, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                    UNFUNDED
BORROWER                                                           COMMITMENT
-----------------------------------------------------------------------------
Advance Food                                                         $178,889
Big West Oil LLC                                                    1,320,000
Calumet Lubricants                                                    187,689
Cannery Casino Resorts LLC                                            611,811
Cellular South                                                        464,351
Community Health Systems                                              185,615
Delta Airlines                                                          1,896
Fontainebleau Las Vegas                                               515,375
Golden Nugget                                                       1,163,636
Greektown Casino LLC                                                  300,000
IASIS Healthcare                                                      177,222
inVentiv Health                                                        57,143
Metaldyne                                                               5,496
Navistar Intl                                                         504,333
Pantry                                                                327,778
Telesat                                                                87,190
Univision Communications                                               43,597
Van Wagner                                                            720,000
Venetian Casino Resort                                                730,000
-----------------------------------------------------------------------------
Total                                                              $7,582,021
-----------------------------------------------------------------------------

(k)  Affiliated Money Market Fund - See Note 5 to the financial statements.

--------------------------------------------------------------------------------

 28 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

(l) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $585,177,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                 $3,000
Unrealized depreciation                                            (50,808,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                       $(50,805,000)
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  29

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JAN. 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $554,793,226)          $503,988,106
   Affiliated money market fund (identified cost
      $30,383,785)                                                30,383,785
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $585,177,011)                                                 534,371,891
Cash                                                               6,401,195
Capital shares receivable                                            519,940
Accrued interest receivable                                        4,679,859
Receivable for investment securities sold                         26,467,940
Unrealized appreciation on forward foreign currency
   contracts                                                         249,746
----------------------------------------------------------------------------
Total assets                                                     572,690,571
----------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                    313,569
Capital shares payable                                             5,724,511
Payable for investment securities purchased                       12,193,140
Unrealized depreciation on forward foreign currency
   contracts                                                         147,170
Accrued investment management services fee                             9,418
Accrued distribution fee                                               3,532
Accrued transfer agency fee                                              171
Accrued administrative services fee                                    1,072
Accrued plan administration services fee                                   1
Other accrued expenses                                               118,359
----------------------------------------------------------------------------
Total liabilities                                                 18,510,943
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $554,179,628
============================================================================

--------------------------------------------------------------------------------

 30 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

JAN. 31, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    603,547
Additional paid-in capital                                       614,058,203
Excess of distributions over net investment income                  (496,514)
Accumulated net realized gain (loss)                              (9,283,064)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (50,702,544)
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $554,179,628
============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                            $282,253,168
                                            Class B                            $ 35,929,409
                                            Class C                            $ 19,887,253
                                            Class I                            $215,975,019
                                            Class R4                           $    130,214
                                            Class W                            $      4,565
Net asset value per share of outstanding
   capital stock:                           Class A shares(1)    30,734,918    $       9.18
                                            Class B shares        3,912,450    $       9.18
                                            Class C shares        2,165,528    $       9.18
                                            Class I shares       23,527,116    $       9.18
                                            Class R4 shares          14,157    $       9.20
                                            Class W shares              497    $       9.19
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $9.64. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  31

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $ 24,073,561
Income distributions from affiliated money market fund               916,968
----------------------------------------------------------------------------
Total income                                                      24,990,529
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                 1,938,283
Distribution fee
   Class A                                                           463,215
   Class B                                                           217,699
   Class C                                                           114,803
   Class W                                                                 6
Transfer agency fee
   Class A                                                           156,032
   Class B                                                            19,641
   Class C                                                             9,910
   Class R4                                                               50
   Class W                                                                 5
Administrative services fee                                          219,135
Plan administration services fee -- Class R4                             250
Compensation of board members                                          5,815
Custodian fees                                                       104,470
Printing and postage                                                  38,641
Registration fees                                                     59,717
Professional fees                                                     27,634
Other                                                                  8,578
----------------------------------------------------------------------------
Total expenses                                                     3,383,884
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                 (69,570)
----------------------------------------------------------------------------
                                                                   3,314,314
   Earnings and bank fee credits on cash balances                     (7,592)
----------------------------------------------------------------------------
Total net expenses                                                 3,306,722
----------------------------------------------------------------------------
Investment income (loss) -- net                                   21,683,807
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                          (7,170,819)
   Foreign currency transactions                                    (191,763)
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           (7,362,582)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                         (25,054,538)
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (32,417,120)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(10,733,313)
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 32 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED     YEAR ENDED
                                                        JAN. 31, 2008      JULY 31, 2007
                                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                         $  21,683,807      $  36,318,662
Net realized gain (loss) on investments                    (7,362,582)        (1,920,483)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                      (25,054,538)       (24,982,363)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             (10,733,313)         9,415,816
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (13,144,177)       (22,325,035)
      Class B                                              (1,384,756)        (2,397,515)
      Class C                                                (727,743)          (854,391)
      Class I                                              (7,336,612)       (10,321,408)
      Class R4                                                 (7,160)            (6,999)
      Class W                                                    (168)              (217)
   Net realized gain
      Class A                                                      --           (234,094)
      Class B                                                      --            (29,312)
      Class C                                                      --             (9,636)
      Class I                                                      --            (95,686)
      Class R4                                                     --                (61)
      Class W                                                      --                 (4)
----------------------------------------------------------------------------------------
Total distributions                                       (22,600,616)       (36,274,358)
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  33

                                                       SIX MONTHS ENDED     YEAR ENDED
                                                        JAN. 31, 2008      JULY 31, 2007
                                                         (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                       $ 109,485,585      $ 478,203,333
   Class B shares                                           6,530,496         47,554,057
   Class C shares                                           4,991,565         22,077,376
   Class I shares                                          48,658,809        180,182,602
   Class R4 shares                                             69,131            315,450
   Class W shares                                                  --              5,000
Reinvestment of distributions at net asset value
   Class A shares                                          12,030,469         20,452,279
   Class B shares                                           1,227,424          2,144,671
   Class C shares                                             595,665            724,161
   Class I shares                                           7,426,090         10,239,194
   Class R4 shares                                              7,060              6,091
Payments for redemptions
   Class A shares                                        (247,031,163)      (244,227,361)
   Class B shares                                         (17,810,534)       (22,447,455)
   Class C shares                                          (8,260,829)        (4,409,220)
   Class I shares                                         (14,470,493)       (56,217,508)
   Class R4 shares                                           (234,065)           (56,014)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           (96,784,790)       434,546,656
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                  (130,118,719)       407,688,114
Net assets at beginning of period                         684,298,347        276,610,233
----------------------------------------------------------------------------------------
Net assets at end of period                             $ 554,179,628      $ 684,298,347
========================================================================================
Undistributed (excess of distributions over) net
   investment income                                    $    (496,514)     $     420,295
----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 34 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Floating Rate Fund (the Fund) is a series of RiverSource Bond Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Bond Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to "junk bonds") or be considered by the investment manager to be of comparable quality.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership. Effective March 3, 2008, Class B shares are closed to new investors and new purchases.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2008, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class W shares.

The Investment Manager and the affiliated funds-of-funds owned approximately 39% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g. distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  35

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

INVESTMENTS IN LOANS

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership, or, if not FDIC insured, enters into

--------------------------------------------------------------------------------

 36 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS AND UNFUNDED LOAN COMMITMENTS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Jan. 31, 2008, the Fund has entered into outstanding when-issued securities of $6,168,855 and other forward-commitments of $5,343,626.

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the "Portfolio of Investments." At Jan. 31, 2008, the Fund has entered into unfunded loan commitments of $7,582,021.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. The Fund did not enter into any mortgage dollar roll transactions during the six months ended Jan. 31, 2008.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a

--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT 37 loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Jan. 31, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily upon the last sale price a the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Jan. 31, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of

--------------------------------------------------------------------------------

 38 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  39

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily. The Fund recognizes certain facility fees as income over the expected term of the loan. The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.61% to 0.38% annually as the Fund's assets increase. The management fee for the six months ended Jan. 31, 2008 was 0.61% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2008 was 0.07% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited

--------------------------------------------------------------------------------

 40 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT administrative services to the Fund and the Board. For the six months ended Jan. 31, 2008, other expenses paid to this company were $2,075.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $164,676 for Class A, $29,041 for Class B and $16,175 for Class C for the six months ended Jan. 31, 2008.

--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  41

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Jan. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.06% for Class A, 1.82% for Class B, 1.81% for Class C, 0.76% for Class I, 0.74% For Class R4 and 1.21% for Class W. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $54,700, $6,550, $4,082 and $50 for Class A, Class B, Class C and Class R4, respectively, the plan administration services fee at the class level was $250 for Class R4 and the management fees at the Fund level were $3,938. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.06% for Class A, 1.82% for Class B, 1.81% for Class C, 0.76% for Class I, 0.94% for Class R4 and 1.21% for Class W of the Fund's average daily net assets until July 31, 2008, unless sooner terminated at the discretion of the Board.

During the six months ended Jan. 31, 2008, the Fund's custodian and transfer agency fees were reduced by $7,592 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $80,307,194 and $185,615,807, respectively, for the six months ended Jan. 31, 2008. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

 42 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                         SIX MONTHS ENDED JAN. 31, 2008
                                       ISSUED FOR
                                       REINVESTED                      NET INCREASE
                            SOLD      DISTRIBUTIONS    REDEEMED         (DECREASE)
---------------------------------------------------------------------------------------
Class A                  11,324,711     1,253,792     (25,770,881)      (13,192,378)
Class B                     678,314       127,902      (1,855,408)       (1,049,192)
Class C                     516,898        62,083        (861,040)         (282,059)
Class I                   5,072,500       775,663      (1,506,572)        4,341,591
Class R4                      7,281           734         (24,188)          (16,173)
Class W                          --            --              --                --
---------------------------------------------------------------------------------------

                                           YEAR ENDED JULY 31, 2007
                                      ISSUED FOR
                                      REINVESTED                      NET INCREASE
                           SOLD      DISTRIBUTIONS    REDEEMED         (DECREASE)
--------------------------------------------------------------------------------------
Class A                 47,504,443     2,033,719     (24,386,153)      25,152,009
Class B                  4,723,904       213,223      (2,235,703)       2,701,424
Class C                  2,193,765        72,018        (439,737)       1,826,046
Class I                 17,900,515     1,018,155      (5,600,524)      13,318,146
Class R4                    31,363           607          (5,546)          26,424
Class W*                       497            --              --              497
--------------------------------------------------------------------------------------

* For the period from Dec. 1, 2006 (inception date) to July 31, 2007.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $312,806,831 and $282,423,047, respectively, for the six months ended Jan. 31, 2008.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after

--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT 43 the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Jan. 31, 2008.

7. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $33,562 at July 31, 2007, that if not offset by capital gains will expires in 2015.

The Fund also had a post-October loss of $1,885,260 at July 31, 2007.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing

--------------------------------------------------------------------------------

 44 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  45

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)            2007        2006(B)
Net asset value, beginning of period      $9.70         $10.05         $10.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .33(c)         .67(c)         .25
Net gains (losses) (both realized and
 unrealized)                               (.50)          (.35)           .06
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.17)           .32            .31
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.35)          (.66)          (.26)
Distributions from realized gains            --           (.01)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.35)          (.67)          (.26)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.18          $9.70         $10.05
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $282           $426           $189
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.09%(f)       1.07%          1.28%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.06%(f)       1.03%          1.00%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              6.80%(f)       6.63%          6.05%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     14%            91%            49%
-----------------------------------------------------------------------------------------------------------
Total return(i)                          (1.90%)(j)      3.18%          3.21%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 46 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)            2007        2006(B)
Net asset value, beginning of period      $9.70         $10.05         $10.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .30(c)         .59(c)         .22
Net gains (losses) (both realized and
 unrealized)                               (.51)          (.35)           .06
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.21)           .24            .28
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.31)          (.58)          (.23)
Distributions from realized gains            --           (.01)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.31)          (.59)          (.23)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.18          $9.70         $10.05
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $36            $48            $23
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.85%(f)       1.83%          2.05%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.82%(f)       1.79%          1.77%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              6.07%(f)       5.89%          5.60%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     14%            91%            49%
-----------------------------------------------------------------------------------------------------------
Total return(i)                          (2.28%)(j)      2.41%          2.87%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  47

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)            2007        2006(B)
Net asset value, beginning of period      $9.70         $10.05         $10.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .29(c)         .59(c)         .22
Net gains (losses) (both realized and
 unrealized)                               (.50)          (.35)           .05
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.21)           .24            .27
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.31)          (.58)          (.22)
Distributions from realized gains            --           (.01)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.31)          (.59)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.18          $9.70         $10.05
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $20            $24             $6
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.84%(f)       1.82%          2.04%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.81%(f)       1.78%          1.76%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              6.04%(f)       5.85%          5.22%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     14%            91%            49%
-----------------------------------------------------------------------------------------------------------
Total return(i)                          (2.28%)(j)      2.40%          2.84%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 48 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)            2007        2006(B)
Net asset value, beginning of period      $9.70         $10.05         $10.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .34(c)         .70(c)         .27
Net gains (losses) (both realized and
 unrealized)                               (.49)          (.35)           .05
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.15)           .35            .32
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.37)          (.69)          (.27)
Distributions from realized gains            --           (.01)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.37)          (.70)          (.27)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.18          $9.70         $10.05
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $216           $186            $59
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .76%(f)        .75%           .99%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .76%(f)        .71%           .71%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              7.12%(f)       6.98%          6.59%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     14%            91%            49%
-----------------------------------------------------------------------------------------------------------
Total return(i)                          (1.76%)(j)      3.51%          3.35%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  49

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)            2007        2006(B)
Net asset value, beginning of period      $9.70         $10.05         $10.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .35(c)         .67(c)         .26
Net gains (losses) (both realized and
 unrealized)                               (.49)          (.33)           .06
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.14)           .34            .32
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.36)          (.68)          (.27)
Distributions from realized gains            --           (.01)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.36)          (.69)          (.27)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.20          $9.70         $10.05
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.04%(f)       1.02%          1.13%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .74%(f)        .90%           .85%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              7.13%(f)       6.79%          6.22%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     14%            91%            49%
-----------------------------------------------------------------------------------------------------------
Total return(i)                          (1.64%)(j)      3.33%          3.29%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 50 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)         2007(B)
Net asset value, beginning of period      $9.70         $10.06
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .32            .44
Net gains (losses) (both realized and
 unrealized)                               (.49)          (.37)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.17)           .07
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.34)          (.42)
Distributions from realized gains            --           (.01)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.34)          (.43)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.19          $9.70
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.23%(f)       1.19%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.21%(f)       1.15%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              6.69%(f)       6.60%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     14%            91%
-----------------------------------------------------------------------------------------------------------
Total return(i)                          (1.87%)(j)       .77%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                    RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT  51

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 52 RIVERSOURCE FLOATING RATE FUND -- 2008 SEMIANNUAL REPORT

     RIVERSOURCE FLOATING RATE FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource mutual
                                        funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6510 C (3/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

INCOME OPPORTUNITIES FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2008


RIVERSOURCE INCOME OPPORTUNITIES
FUND SEEKS TO PROVIDE SHAREHOLDERS
WITH A HIGH TOTAL RETURN THROUGH
CURRENT INCOME AND CAPITAL
APPRECIATION.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS

Fund Snapshot.......................      2

Performance Summary.................      4

Questions & Answers
   with Portfolio Management........      6

Fund Expenses Example...............     10

Portfolio of Investments............     12

Financial Statements................     21

Notes to Financial Statements.......     25

Proxy Voting........................     41

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

              RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT  1

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

FUND OBJECTIVE

RiverSource Income Opportunities Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

QUALITY BREAKDOWN

Percentage of portfolio assets excluding cash equivalents
(PIE CHART)

AAA bonds                                                     0.3%
BBB bonds                                                     3.4%
BB bonds                                                     29.4%
B bonds                                                      59.7%
CCC bonds                                                     7.2%

Ratings apply to the number of underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of loans and bonds, using 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.6% of the bond portfolio assets were determined through internal analysis.

TOP TEN HOLDINGS

Percentage of portfolio assets

Ford Motor Credit LLC 9.88% 2011      1.9%
IPALCO Enterprises 8.63% 2011         1.9%
EchoStar DBS 7.13% 2016               1.6%
Sandridge Energy 8.63% 2015           1.6%
Cott Beverages USA 8.00% 2011         1.5%
GMAC LLC 6.88% 2011                   1.5%
Seagate Technology HDD Holdings
   6.80% 2016                         1.4%
DRS Technologies 6.63% 2016           1.3%
Salem Communications Holding 7.75%
   2010                               1.3%
Windstream 8.63% 2016                 1.3%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
--------------------------------------------------------------------------------

 2 RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
                               HIGH
                              MEDIUM     QUALITY
            X                  LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGER

                             YEARS IN INDUSTRY
Brian Lavin, CFA*                   22

* Brian Lavin is a member of a sector team of investment professionals that specializes on high yield investments.

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                      AIOAX         06/19/03
Class B                      AIOBX         06/19/03
Class C                      RIOCX         06/19/03
Class I                      AOPIX         03/04/04
Class R4                        --         06/19/03
Total net assets                        $287.5 million
Number of holdings                              188
Weighted average life(1)                  6.0 years
Effective duration(2)                     4.1 years
Weighted average bond ratings(3)                 B+

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.
--------------------------------------------------------------------------------

              RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT  3

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Income Opportunities Fund Class A
  (excluding sales charge)                             +1.70%

Merrill Lynch U.S. High Yield Cash Pay BB-B Rated
  Constrained Index(1) (unmanaged)                     +2.51%

Lipper High Current Yield Bond Funds Index(2)          +0.09%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                    NET EXPENSES
Class A                                           1.14%                       1.14%
Class B                                           1.90%                       1.90%
Class C                                           1.90%                       1.90%
Class I                                           0.74%                       0.74%
Class R4                                          1.04%                       1.01%(a)

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 1.01% for Class R4.
--------------------------------------------------------------------------------

 4 RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                                               SINCE
WITHOUT SALES CHARGE                 6 MONTHS*      1 YEAR      3 YEARS      INCEPTION
 Class A (inception 6/19/03)          +1.70%        +0.36%       +4.47%       +6.63%
 Class B (inception 6/19/03)          +1.31%        -0.41%       +3.68%       +5.81%
 Class C (inception 6/19/03)          +1.31%        -0.41%       +3.68%       +5.82%
 Class I (inception 3/4/04)           +1.91%        +0.77%       +4.89%       +5.94%
 Class R4 (inception 6/19/03)         +1.98%        +0.71%       +4.71%       +6.85%

WITH SALES CHARGE
 Class A (inception 6/19/03)          -3.15%        -4.40%       +2.78%       +5.50%
 Class B (inception 6/19/03)          -3.53%        -5.04%       +2.53%       +5.47%
 Class C (inception 6/19/03)          +0.34%        -1.33%       +3.68%       +5.82%

AT DEC. 31, 2007
                                                                               SINCE
WITHOUT SALES CHARGE                 6 MONTHS*      1 YEAR      3 YEARS      INCEPTION
 Class A (inception 6/19/03)          +0.13%        +2.78%       +4.96%       +7.08%
 Class B (inception 6/19/03)          -0.25%        +2.00%       +4.20%       +6.28%
 Class C (inception 6/19/03)          -0.25%        +2.10%       +4.20%       +6.29%
 Class I (inception 3/4/04)           +0.44%        +3.31%       +5.41%       +6.48%
 Class R4 (inception 6/19/03)         +0.41%        +3.24%       +5.24%       +7.32%

WITH SALES CHARGE
 Class A (inception 6/19/03)          -4.65%        -2.12%       +3.27%       +5.93%
 Class B (inception 6/19/03)          -5.01%        -2.74%       +3.05%       +5.93%
 Class C (inception 6/19/03)          -1.20%        +1.15%       +4.20%       +6.29%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

* Not annualized

--------------------------------------------------------------------------------

              RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT  5

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Brian Lavin, portfolio manager for RiverSource Income Opportunities Fund, discusses the Fund's results and positioning for the six months ended Jan. 31, 2008.

At Jan. 31, 2008, approximately 33% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible RiverSource Income Opportunities Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 33, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Income Opportunities Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 10 and 31.

Q: How did RiverSource Income Opportunities Fund perform for the semiannual period?

A: RiverSource Income Opportunities Fund's Class A shares (excluding sales charge) returned 1.70% for the six months ended Jan. 31, 2008. The Fund underperformed its benchmark, the unmanaged Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (Merrill Lynch Index), which gained 2.51%. The Fund outperformed its peer group, as represented by the Lipper High Current Yield Bond Funds Index (Lipper Index), which returned 0.09% during the same period.

Q: What factors most significantly affected the Fund's performance?

A: The Fund benefited most from its significant allocation to, and security selection within, the energy industry, which generally performed well. Integrated energy companies Williams Partners and SandRidge Energy were particularly strong performers. A sizable position in the health care industry, which outpaced the Merrill Lynch Index, and a modest exposure to the auto industry, which lagged, also helped the Fund's results. Elsewhere, satellite TV company Echostar DBS was a standout performer, benefiting from solid operations and from takeover speculation. A position in electric utility company IPALCO Enterprises also contributed positively to Fund performance.

   Conversely, several positions among the Fund's holdings detracted from its results relative to the Merrill Lynch Index. A position in auto loan company Triad Acquisition hurt, as this holding was driven down by widespread troubles in the consumer finance market. Holding a position in Realogy which had
--------------------------------------------------------------------------------

 6 RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   completed a leveraged buyout in the spring of 2007, also detracted from the Fund's performance. Realogy the parent company of Century 21, ERA, Coldwell Banker and Sotheby's International Realty, got swept by the broad brushstrokes of housing market turmoil. A position in Alion Science and Technology, whose main client is the U.S. Defense Department, performed poorly, as it missed some analysts' expectations and was downgraded during the period.

   Having a greater allocation to bonds rated B than the Merrill Lynch Index, also hurt the Fund's results, as this segment of the high yield bond market underperformed bonds rated BB during the semiannual period. Finally, the Fund's position in high yield bank loans came under pressure in the last weeks of the period.

   Bonds rated CCC by both rating agencies, Lipper Index and Merrill Lynch Index, represent the riskiest area of the high yield bond market. These bonds significantly underperformed bonds rated BB and B during the semiannual period. The Fund does not invest in bonds rated CCC by both rating agencies, which helped performance compared to the Lipper Index, which does invest in CCC-rated bonds.

   WE INCREASED THE FUND'S EXPOSURE TO MORE DEFENSIVE INDUSTRIES, SUCH AS ENERGY EXPLORATION AND PRODUCTION, AEROSPACE AND UTILITIES.


Q: What changes did you make to the Fund's portfolio during the period?

A: Over the course of the period, as investors grew increasingly risk averse amidst a liquidity crunch, recession concerns and ongoing turmoil in the housing, subprime mortgage and credit markets, we shifted to an increasingly defensive stance within the Fund's portfolio. We upgraded the quality of the holdings overall, such that the Fund began the period with a yield in excess of the Merrill Lynch Index and ended the period with a yield lower than that of the Merrill Lynch Index. We increased the Fund's exposure to more defensive industries, such as energy exploration and production, aerospace and utilities. We correspondingly reduced the Fund's allocation to more economically sensitive industries including gaming and residential real estate. Finally, we

--------------------------------------------------------------------------------

              RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   reduced slightly the Fund's exposure to split-rated bonds, wherein two or more major rating agencies give the same security different ratings.

   At the end of the semiannual period, the Fund had sizable allocations compared to the Merrill Lynch Index in energy, gaming, health care, defense and media. The Fund had more modest exposure than the Merrill Lynch Index to the autos and auto parts, finance, retail, technology, metals and mining, and homebuilders industries at the end of January 2008. The Fund had virtually equal weightings to the Merrill Lynch Index in the paper and forest products, chemicals, food and integrated telecommunications industries.

   WE STRIVE TO SELECT THE RIGHT BONDS WHILE MAINTAINING A DILIGENT REVIEW OF POTENTIAL CREDIT RISKS AT INDIVIDUAL COMPANIES.


Q: What is the Fund's tactical view and strategy for the months ahead?

A: Going forward, we continue to believe that the key to potential outperformance will be leveraging our strength in credit research. We strive to select the right bonds while maintaining a diligent review of potential credit risks at individual companies. We sell bonds when risks outweigh a bond's total return potential.

   We have a bottom-up approach when selecting credits. One of our competitive advantages is that our team of nine analysts performs in-depth research to acquire deep knowledge and insight of the industries they cover. We believe that good security selection based on quality and in-depth security research will be key to performance in the near term.

--------------------------------------------------------------------------------

 8 RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   On the macroeconomic front, we are cautious in our view for the high yield bond market given the growing uncertainty regarding the extent of an economic slowdown and of the credit market's troubles. Further, we anticipate that the default rate within the high yield bond market may increase somewhat as the year progresses, as issuance for leveraged buyout financing during 2006 and 2007 reached new high levels. Given that we believe the high yield bond market may face some headwinds during the first half of 2008, taking incremental risk when valuations do not justify it does not seem prudent. We further intend, of course, to continue to seek opportunities to capitalize on attractively valued bonds that have the potential for positive returns.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

              RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 10 RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             AUG. 1, 2007    JAN. 31, 2008   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                    $1,000         $1,017.00         $5.85           1.15%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,019.41         $5.85           1.15%
 Class B
   Actual(b)                    $1,000         $1,013.10         $9.64           1.90%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,015.63         $9.65           1.90%
 Class C
   Actual(b)                    $1,000         $1,013.10         $9.64           1.90%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,015.63         $9.65           1.90%
 Class I
   Actual(b)                    $1,000         $1,019.10         $3.77            .74%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.48         $3.77            .74%
 Class R4
   Actual(b)                    $1,000         $1,019.80         $5.14           1.01%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.11         $5.14           1.01%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2008: +1.70% for Class A, +1.31% for Class B, +1.31% for Class C, +1.91% for Class I and +1.98% for Class R4.

--------------------------------------------------------------------------------

             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS

JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (87.5%)
                                  COUPON         PRINCIPAL
ISSUER                             RATE           AMOUNT                    VALUE(a)
ASSET-BACKED (0.3%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                           6.15%        $1,000,000(d)             $986,589
------------------------------------------------------------------------------------

MORTGAGE-BACKED (0.2%)(f)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           3.88            948,220(h)              676,722
------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (3.3%)
Alion Science and Technology
  02-01-15                          10.25          2,555,000               1,992,900
Alliant Techsystems
  04-01-16                           6.75            555,000                 535,575
DRS Technologies
  02-01-16                           6.63          3,895,000               3,807,363
L-3 Communications
  07-15-13                           6.13            320,000                 316,000
  01-15-15                           5.88            550,000                 534,875
L-3 Communications
 Series B
  10-15-15                           6.38          2,340,000               2,322,450
                                                                     ---------------
Total                                                                      9,509,163
------------------------------------------------------------------------------------

AUTOMOTIVE (2.4%)
Ford Motor Credit LLC
 Sr Nts
  08-10-11                           9.88          5,525,000               5,298,696
General Motors
 Sr Unsecured
  04-15-16                           7.70          1,077,000                 893,910
Lear
 Series B
  12-01-16                           8.75            400,000                 356,000
Tenneco
 Sr Unsecured
  11-15-15                           8.13            300,000(d)              298,500
                                                                     ---------------
Total                                                                      6,847,106
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                  COUPON         PRINCIPAL
ISSUER                             RATE           AMOUNT                    VALUE(a)


BUILDING MATERIALS (0.7%)
Gibraltar Inds
 Series B
  12-01-15                           8.00%          $880,000                $726,000
Norcraft Companies LP/Finance
  11-01-11                           9.00          1,237,000               1,230,815
                                                                     ---------------
Total                                                                      1,956,815
------------------------------------------------------------------------------------

CHEMICALS (3.2%)
Chemtura
  06-01-16                           6.88          2,265,000               2,061,150
Hexion US Finance/Nova Scotia Finance
  11-15-14                           9.75          1,398,000               1,506,345
INVISTA
 Sr Unsecured
  05-01-12                           9.25          1,150,000(d)            1,178,750
Momentive Performance
 Pay-in-kind
  12-01-14                          10.38          1,370,000(e,h)          1,167,925
NALCO
 Sr Sub Nts
  11-15-13                           8.88            450,000                 456,750
NALCO
 Sr Unsecured
  11-15-11                           7.75          1,120,000               1,120,000
NewMarket
  12-15-16                           7.13          1,760,000               1,733,600
                                                                     ---------------
Total                                                                      9,224,520
------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (1.6%)
RSC Equipment Rental
  12-01-14                           9.50          1,305,000               1,105,988
Terex
 Sr Sub Nts
  11-15-17                           8.00          1,200,000               1,176,000
United Rentals North America
  02-15-12                           6.50          2,665,000               2,451,800
                                                                     ---------------
Total                                                                      4,733,788
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2008 SEMIANNUAL REPORT


BONDS (CONTINUED)
                                  COUPON         PRINCIPAL
ISSUER                             RATE           AMOUNT                    VALUE(a)

CONSUMER CYCLICAL SERVICES (0.4%)
West Corp
  10-15-14                           9.50%          $375,000                $348,750
  10-15-16                          11.00            825,000                 750,750
                                                                     ---------------
Total                                                                      1,099,500
------------------------------------------------------------------------------------

CONSUMER PRODUCTS (1.0%)
Chattem
 Sr Sub Nts
  03-01-14                           7.00            860,000                 840,650
Jarden
  05-01-17                           7.50          1,470,000               1,256,850
Sealy Mattress
  06-15-14                           8.25          1,010,000                 873,650
                                                                     ---------------
Total                                                                      2,971,150
------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.4%)
Actuant
 Sr Nts
  06-15-17                           6.88          1,115,000(d)            1,081,550
------------------------------------------------------------------------------------

ELECTRIC (7.9%)
AES
 Sr Unsecured
  10-15-17                           8.00            495,000                 504,900
Dynegy Holdings
 Sr Unsecured
  05-01-16                           8.38          2,030,000               1,974,175
  05-15-18                           7.13            820,000                 725,700
Edison Mission Energy
 Sr Unsecured
  06-15-13                           7.50          1,405,000               1,436,613
  06-15-16                           7.75             50,000                  51,000
  05-15-17                           7.00          1,120,000               1,089,200
Energy Future Holdings
  11-01-17                          10.88          2,535,000(d)            2,512,819
IPALCO Enterprises
 Secured
  11-14-11                           8.63          4,995,000               5,294,699
Mirant Americas Generation LLC
 Sr Unsecured
  10-01-21                           8.50            280,000                 247,100
  05-01-31                           9.13            255,000                 229,500
Mirant North America LLC
  12-31-13                           7.38          2,840,000               2,839,999

BONDS (CONTINUED)
                                  COUPON         PRINCIPAL
ISSUER                             RATE           AMOUNT                    VALUE(a)

ELECTRIC (CONT.)
NRG Energy
  02-01-14                           7.25%        $2,745,000              $2,672,944
  01-15-17                           7.38          1,030,000                 997,813
Reliant Energy
  12-15-14                           6.75            600,000                 606,000
Salton Sea Funding
 Sr Nts Series C
  05-30-10                           7.84            171,530                 179,357
Texas Competitive Electric Holdings LLC
  11-01-15                          10.25          1,450,000(d)            1,421,000
                                                                     ---------------
Total                                                                     22,782,819
------------------------------------------------------------------------------------

ENVIRONMENTAL (1.6%)
Allied Waste North America
 Secured
  02-15-14                           6.13          2,400,000               2,292,000
Clean Harbors
  07-15-12                          11.25            745,000                 797,150
WCA Waste
  06-15-14                           9.25          1,420,000               1,437,750
                                                                     ---------------
Total                                                                      4,526,900
------------------------------------------------------------------------------------

FOOD AND BEVERAGE (3.7%)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08,
 thereafter 11.50%)
  11-01-11                           9.66          3,127,000(i)            2,892,475
Constellation Brands
  12-15-14                           8.38          1,610,000               1,656,288
  09-01-16                           7.25            880,000                 840,400
Constellation Brands
  05-15-17                           7.25            840,000                 798,000
Cott Beverages USA
  12-15-11                           8.00          4,605,000               4,167,525
Smithfield Foods
 Sr Unsecured
  07-01-17                           7.75            380,000                 359,100
                                                                     ---------------
Total                                                                     10,713,788
------------------------------------------------------------------------------------

GAMING (6.2%)
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
  03-01-12                          10.13          2,715,000               2,796,449

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE INCOME OPPORTUNITIES FUND - 2008 SEMIANNUAL REPORT  13


BONDS (CONTINUED)
                                  COUPON         PRINCIPAL
ISSUER                             RATE           AMOUNT                    VALUE(a)
GAMING (CONT.)
Indianapolis Downs LLC/Capital
Secured
  11-01-12                          11.00%        $1,055,000(d)             $970,600
Majestic Star Casino LLC/Capital
  10-15-10                           9.50          1,225,000               1,093,313
MGM Mirage
  06-01-16                           7.50          2,650,000               2,544,000
Pokagon Gaming Authority
 Sr Nts
  06-15-14                          10.38          1,830,000(d)            1,891,763
Shingle Springs Tribal Gaming Authority
 Sr Nts
  06-15-15                           9.38          2,815,000(d)            2,568,687
Station Casinos
 Sr Nts
  04-01-12                           6.00          1,425,000               1,243,313
Station Casinos
 Sr Unsecured
  08-15-16                           7.75          1,190,000               1,048,688
Tunica-Biloxi Gaming Authority
 Sr Unsecured
  11-15-15                           9.00          2,890,000(d)            2,875,549
Wynn Las Vegas LLC/Capital
 1st Mtge
  12-01-14                           6.63            750,000(d)              722,813
                                                                     ---------------
Total                                                                     17,755,175
------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.3%)
Southwestern Energy
 Sr Nts
  02-01-18                           7.50            865,000(d)              887,706
------------------------------------------------------------------------------------

GAS PIPELINES (2.4%)
El Paso
 Sr Sub Nts
  06-15-14                           6.88            575,000                 573,153
Southern Star Central
 Sr Nts
  03-01-16                           6.75          3,670,000               3,523,200
Williams Partners LP/Finance
 Sr Unsecured
  02-01-17                           7.25          2,731,000               2,826,585
                                                                     ---------------
Total                                                                      6,922,938
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                  COUPON         PRINCIPAL
ISSUER                             RATE           AMOUNT                    VALUE(a)


HEALTH CARE (6.7%)
Community Health Systems
  07-15-15                           8.88%        $2,905,000              $2,923,156
DaVita
  03-15-15                           7.25          2,245,000               2,233,775
HCA
 Secured Pay-in-kind
  11-15-16                           9.63          3,278,000(e)            3,450,094
MedCath Holdings
  07-15-12                           9.88          2,965,000               3,083,600
Omnicare
  12-15-13                           6.75          2,015,000               1,843,725
  12-15-15                           6.88          1,904,000               1,713,600
Omnicare
 Sr Sub Nts
  06-01-13                           6.13          1,600,000               1,440,000
Select Medical
  02-01-15                           7.63          1,800,000               1,489,500
Select Medical
 Sr Unsecured
  09-15-15                          11.26          1,249,000(h)            1,021,058
                                                                     ---------------
Total                                                                     19,198,508
------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.9%)
DR Horton
  01-15-10                           4.88            300,000                 276,000
DR Horton
 Sr Unsub
  04-15-16                           6.50            200,000                 174,000
KB HOME
 Sr Sub Nts
  12-15-08                           8.63          1,500,000               1,492,500
Meritage Homes
 Sr Nts
  05-01-14                           7.00            470,000                 343,100
Norcraft Holdings LP/Capital
 Sr Disc Nts
 (Zero coupon through 09-01-08,
 thereafter 9.75%)
  09-01-12                           8.89            150,000(i)              130,500
William Lyon Homes
  02-15-14                           7.50            340,000                 185,300
                                                                     ---------------
Total                                                                      2,601,400
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2008 SEMIANNUAL REPORT


BONDS (CONTINUED)
                                  COUPON         PRINCIPAL
ISSUER                             RATE           AMOUNT                    VALUE(a)

INDEPENDENT ENERGY (7.9%)
Chesapeake Energy
  07-15-13                           7.63%          $990,000              $1,024,650
  08-15-14                           7.00            910,000                 910,000
  01-15-16                           6.63          1,100,000               1,075,250
  01-15-16                           6.88          1,228,000               1,215,720
  01-15-18                           6.25            355,000                 340,800
Compton Petroleum Finance
  12-01-13                           7.63          1,660,000(c)            1,535,500
Connacher Oil and Gas
 Secured
  12-15-15                          10.25          1,722,000(c,d)          1,704,780
Denbury Resources
 Sr Sub Nts
  12-15-15                           7.50          1,560,000               1,560,000
EXCO Resources
  01-15-11                           7.25          2,518,000               2,404,689
Hilcorp Energy I LP/Finance
 Sr Unsecured
  11-01-15                           7.75          2,955,000(d)            2,829,412
KCS Energy
  04-01-12                           7.13          1,720,000               1,634,000
OPTI Canada
  12-15-14                           8.25            899,000(c,d)            878,773
PetroHawk Energy
  07-15-13                           9.13          1,305,000               1,347,413
Quicksilver Resources
  04-01-16                           7.13          1,805,000               1,750,849
Range Resources
  03-15-15                           6.38          1,470,000               1,431,413
  05-15-16                           7.50          1,115,000               1,134,513
                                                                     ---------------
Total                                                                     22,777,762
------------------------------------------------------------------------------------

MEDIA CABLE (2.4%)
Cablevision Systems
 Sr Unsecured Series B
  04-15-12                           8.00          1,285,000               1,230,388
Charter Communications Operating LLC/Capital
 Secured
  04-30-12                           8.00            600,000(d)              570,000
Charter Communications Operating LLC/Capital
 Sr Nts
  04-30-14                           8.38          1,805,000(d)            1,710,237
CSC Holdings
  07-15-18                           7.63            565,000                 505,675

BONDS (CONTINUED)
                                  COUPON         PRINCIPAL
ISSUER                             RATE           AMOUNT                    VALUE(a)

MEDIA CABLE (CONT.)
Mediacom LLC/Capital
 Sr Unsecured
  01-15-13                           9.50%          $725,000                $647,063
Videotron Ltee
  01-15-14                           6.88          1,080,000(c)            1,044,900
Virgin Media Finance
  04-15-14                           8.75          1,410,000(c)            1,290,150
                                                                     ---------------
Total                                                                      6,998,413
------------------------------------------------------------------------------------

MEDIA NON CABLE (8.0%)
Clear Channel Communications
 Sr Unsub
  12-15-16                           5.50          1,265,000                 913,963
Dex Media
 Sr Disc Nts
 (Zero coupon through 11-15-08,
 thereafter 9.00%)
  11-15-13                           6.11          2,040,000(i)            1,810,500
Dex Media
 Sr Unsecured
  11-15-13                           8.00          1,700,000               1,530,000
DIRECTV Holdings LLC/Finance
  06-15-15                           6.38          1,060,000                 996,400
EchoStar DBS
  02-01-16                           7.13          4,500,000               4,494,374
Idearc
  11-15-16                           8.00            609,000                 545,055
Lamar Media
 Sr Unsecured
  08-15-15                           6.63          2,030,000               1,923,425
  08-15-15                           6.63            808,000                 765,580
LBI Media
 Sr Sub Nts
  08-01-17                           8.50            220,000(d)              194,150
Liberty Media LLC
 Sr Nts
  05-15-13                           5.70          1,185,000               1,097,793
Liberty Media LLC
 Sr Unsecured
  02-01-30                           8.25            556,000                 504,015
Quebecor Media
 Sr Unsecured
  03-15-16                           7.75            930,000(c,d)            860,250

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE INCOME OPPORTUNITIES FUND - 2008 SEMIANNUAL REPORT  15


BONDS (CONTINUED)
                                  COUPON         PRINCIPAL
ISSUER                             RATE           AMOUNT                    VALUE(a)
MEDIA NON CABLE (CONT.)
Radio One
Series B
  07-01-11                           8.88%        $1,670,000              $1,482,125
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                           8.75          2,150,000(d)            2,174,188
Rainbow Natl Services LLC
 Sr Sub Deb
  09-01-14                          10.38            155,000(d)              164,688
Salem Communications Holding
  12-15-10                           7.75          3,800,000               3,757,249
                                                                     ---------------
Total                                                                     23,213,755
------------------------------------------------------------------------------------

METALS (2.5%)
CII Carbon LLC
  11-15-15                          11.13            445,000(d)              424,975
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25          2,420,000               2,537,975
  04-01-17                           8.38            990,000               1,051,875
Noranda Aluminum Acquisition
 Sr Unsecured Pay-in-kind
  05-15-15                           8.74          1,078,000(d,e,h)          819,280
Peabody Energy
  11-01-16                           7.38            620,000                 633,950
Peabody Energy
 Series B
  03-15-13                           6.88          1,645,000               1,632,663
                                                                     ---------------
Total                                                                      7,100,718
------------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.7%)
Triad Acquisition
 Sr Unsecured Series B
  05-01-13                          11.13          2,890,000               1,994,100
------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (1.5%)
GMAC LLC
 Sr Unsecured
  09-15-11                           6.88          4,695,000               4,104,726
GMAC LLC
 Sr Unsecured
  01-19-10                           7.75            200,000                 191,934
                                                                     ---------------
Total                                                                      4,296,660
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                  COUPON         PRINCIPAL
ISSUER                             RATE           AMOUNT                    VALUE(a)


OIL FIELD SERVICES (1.4%)
Helix Energy Solutions Group
 Sr Unsecured
  01-15-16                           9.50%        $1,915,000(d)           $1,943,725
Key Energy Services
 Sr Nts
  12-01-14                           8.38          2,180,000(d)            2,185,450
                                                                     ---------------
Total                                                                      4,129,175
------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (1.2%)
Cardtronics
  08-15-13                           9.25          2,130,000               2,002,200
Cardtronics
 Sr Sub Nts
  08-15-13                           9.25          1,465,000(d)            1,377,100
                                                                     ---------------
Total                                                                      3,379,300
------------------------------------------------------------------------------------

OTHER INDUSTRY (1.9%)
Baldor Electric
  02-15-17                           8.63          2,242,000               2,185,950
Chart Inds
 Sr Sub Nts
  10-15-15                           9.13          2,625,000               2,611,875
Leucadia Natl
 Sr Unsecured
  09-15-15                           8.13            665,000                 666,244
                                                                     ---------------
Total                                                                      5,464,069
------------------------------------------------------------------------------------

PACKAGING (1.6%)
Crown Cork & Seal
  04-15-23                           8.00          1,000,000                 937,500
Greif
 Sr Unsecured
  02-01-17                           6.75            400,000                 381,000
Owens-Brockway Glass Container
  05-15-13                           8.25             75,000                  77,625
Silgan Holdings
 Sr Sub Nts
  11-15-13                           6.75          1,060,000                 991,100
Vitro
  02-01-17                           9.13          2,420,000(c)            2,111,450
                                                                     ---------------
Total                                                                      4,498,675
------------------------------------------------------------------------------------

PAPER (4.5%)
Abitibi-Consolidated
  06-20-08                           5.25            500,000(c)              482,500
  08-01-10                           8.55          1,300,000(c)            1,066,000

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE INCOME OPPORTUNITIES FUND - 2008 SEMIANNUAL REPORT


BONDS (CONTINUED)
                                  COUPON         PRINCIPAL
ISSUER                             RATE           AMOUNT                    VALUE(a)
PAPER (CONT.)
Boise Cascade LLC
  10-15-14                           7.13%        $1,590,000              $1,514,475
Cascades
 Sr Nts
  02-15-13                           7.25            480,000(c)              440,400
Georgia-Pacific
  01-15-17                           7.13          2,423,000(d)            2,307,908
NewPage
  05-01-12                          10.00            463,000                 460,685
Norampac
  06-01-13                           6.75          1,960,000(c)            1,813,000
Smurfit-Stone Container Enterprises
 Sr Nts
  07-01-12                           8.38          1,435,000               1,391,950
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                           8.00          3,665,000               3,399,287
                                                                     ---------------
Total                                                                     12,876,205
------------------------------------------------------------------------------------

PHARMACEUTICALS (1.1%)
Elan Finance
  11-15-11                           7.75          1,100,000(c)            1,034,000
Warner Chilcott
  02-01-15                           8.75          2,075,000               2,116,500
                                                                     ---------------
Total                                                                      3,150,500
------------------------------------------------------------------------------------

RAILROADS (1.0%)
Kansas City Southern de Mexico
 Sr Nts
  06-01-14                           7.38            768,000(c,d)            725,760
Kansas City Southern de Mexico
 Sr Unsub
  12-01-13                           7.63          2,085,000(c)            2,012,025
                                                                     ---------------
Total                                                                      2,737,785
------------------------------------------------------------------------------------

TECHNOLOGY (3.4%)
Communications & Power Inds
  02-01-12                           8.00          3,380,000               3,346,200
CPI Intl
 Sr Unsecured
  02-01-15                          11.06          1,255,000(h)            1,273,825
Flextronics Intl
 Sr Sub Nts
  11-15-14                           6.25          1,055,000(c)              991,700

BONDS (CONTINUED)
                                  COUPON         PRINCIPAL
ISSUER                             RATE           AMOUNT                    VALUE(a)

TECHNOLOGY (CONT.)
Seagate Technology HDD Holdings
  10-01-16                           6.80%        $4,135,000(c)           $4,031,625
                                                                     ---------------
Total                                                                      9,643,350
------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.8%)
Hertz
  01-01-14                           8.88          2,285,000               2,205,025
------------------------------------------------------------------------------------

WIRELESS (0.7%)
Centennial Cellular Operating/Communications
  06-15-13                          10.13            470,000                 480,575
Centennial Communications/Cellular Operating LLC/ Puerto Rico Operations
 Sr Unsecured
  02-01-14                           8.13            600,000                 564,000
Nextel Communications
 Series D
  08-01-15                           7.38          1,210,000               1,106,891
                                                                     ---------------
Total                                                                      2,151,466
------------------------------------------------------------------------------------

WIRELINES (3.7%)
Citizens Communications
 Sr Unsecured
  03-15-15                           6.63            370,000                 347,800
  03-15-19                           7.13          2,250,000               2,092,500
Level 3 Financing
  11-01-14                           9.25            607,000                 522,020
  02-15-17                           8.75            365,000                 295,650
Qwest
 Sr Nts
  06-15-15                           7.63          1,890,000               1,904,175
Qwest
 Sr Unsecured
  10-01-14                           7.50          1,625,000               1,633,125
Windstream
  08-01-16                           8.63          3,630,000               3,757,050
                                                                     ---------------
Total                                                                     10,552,320
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $261,666,232)                                                    $251,645,415
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE INCOME OPPORTUNITIES FUND - 2008 SEMIANNUAL REPORT  17


SENIOR LOANS (7.0%)(j)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(a)
AEROSPACE & DEFENSE (0.3%)
Acts
 Term Loan
  10-05-14                             8.49%        $958,314                $876,858
------------------------------------------------------------------------------------

ENTERTAINMENT (0.2%)
AMC Entertainment
 Term Loan
  06-13-12                             9.99          501,202                 456,094
------------------------------------------------------------------------------------

GAMING (1.2%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  TBD                                   TBD          720,546(b,k,l)          628,676
Fontainebleau Las Vegas
 Tranche B Term Loan
  06-06-14                             8.40        1,441,092               1,257,353
Great Lakes Gaming of Michigan
 Term Loan
  09-15-12                             9.00        1,699,878(g)            1,665,880
                                                                     ---------------
Total                                                                      3,551,909
------------------------------------------------------------------------------------

INDEPENDENT ENERGY (1.5%)
Sandridge Energy
 Term Loan
  04-01-15                             8.63        4,460,000               4,404,249
------------------------------------------------------------------------------------

MEDIA CABLE (0.2%)
Charter Communications
 Term Loan
  09-06-14                             5.26          600,000                 520,902
------------------------------------------------------------------------------------

MEDIA NON CABLE (0.3%)
Intelsat Bermuda
 Term Loan
  02-01-14                             7.13          745,000(c)              727,463
------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.9%)
Dresser
 2nd Lien Term Loan
  05-04-15                            11.13        1,820,000               1,647,100
Dresser
 Tranche B 1st Lien Term Loan
  05-04-14                        5.77-7.45        1,001,929                 929,920
                                                                     ---------------
Total                                                                      2,577,020
------------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)

OTHER FINANCIAL INSTITUTIONS (0.9%)
Asurion
 1st Lien Term Loan
  07-03-14                             7.88%      $2,959,000              $2,663,100
------------------------------------------------------------------------------------

RETAILERS (0.2%)
Claire's Stores
 Tranche B Term Loan
  05-29-14                        5.99-7.58          662,000                 534,565
------------------------------------------------------------------------------------

TECHNOLOGY (1.0%)
Flextronics Intl
 Term Loan
  10-01-14                             7.39        2,414,319               2,327,814
Flextronics Intl
 Tranche A1A Delayed Draw Term Loan
  10-01-14                             7.46          693,770                 676,426
                                                                     ---------------
Total                                                                      3,004,240
------------------------------------------------------------------------------------

WIRELESS (0.3%)
Trilogy Intl
 Term Loan
  06-29-12                             8.33          880,000                 774,400
------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $21,403,234)                                                      $20,090,800
------------------------------------------------------------------------------------


MONEY MARKET FUND (3.8%)
                                                  SHARES                    VALUE(a)
RiverSource Short-Term Cash Fund                  10,832,778(m)          $10,832,778
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $10,832,778)                                                      $10,832,778
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $293,902,244)(n)                                                 $282,568,993
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

--------------------------------------------------------------------------------

 18 RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT

(b) At Jan. 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $718,744.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Jan. 31, 2008, the value of foreign securities represented 7.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2008, the value of these securities amounted to $38,267,002 or 13.3% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2008, is as follows:

                                              ACQUISITION
SECURITY                                         DATES                     COST
----------------------------------------------------------------------------------
Great Lakes Gaming of Michigan
  9.00% Term Loan 2012                   03-01-07 thru 09-15-07         $1,670,896

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2008.

(i) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(j) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k) At Jan. 31, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                    UNFUNDED
BORROWER                                                           COMMITMENT
-----------------------------------------------------------------------------
Fontainebleau Las Vegas                                             $718,744

(l) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

--------------------------------------------------------------------------------

             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT  19

(m)  Affiliated Money Market Fund - See Note 5 to the financial statements.

(n) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $293,902,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $964,000
Unrealized depreciation                                            (12,297,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                       $(11,333,000)
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 20 RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JAN. 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $283,069,466)          $271,736,215
   Affiliated money market fund (identified cost
      $10,832,778)                                                10,832,778
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $293,902,244)                                                 282,568,993
Cash                                                                  84,354
Capital shares receivable                                             63,903
Dividends and accrued interest receivable                          5,902,557
Receivable for investment securities sold                          8,601,714
Other receivable                                                      12,512
----------------------------------------------------------------------------
Total assets                                                     297,234,033
----------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                    155,682
Capital shares payable                                               516,212
Payable for investment securities purchased                        8,951,262
Accrued investment management services fee                             4,812
Accrued distribution fee                                               2,136
Accrued transfer agency fee                                              266
Accrued administrative services fee                                      552
Accrued plan administration services fee                                   1
Other accrued expenses                                                59,959
----------------------------------------------------------------------------
Total liabilities                                                  9,690,882
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $287,543,151
============================================================================

--------------------------------------------------------------------------------

             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT  21

JAN. 31, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    297,297
Additional paid-in capital                                       304,735,766
Excess of distributions over net investment income                   (23,175)
Accumulated net realized gain (loss)                              (6,145,998)
Unrealized appreciation (depreciation) on investments            (11,320,739)
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $287,543,151
============================================================================

Net assets applicable to outstanding shares:  Class A                           $151,563,554
                                              Class B                           $ 36,070,986
                                              Class C                           $  3,845,358
                                              Class I                           $ 95,909,921
                                              Class R4                          $    153,332
Net asset value per share of outstanding      Class A
   capital stock:                             shares(1)           15,675,716    $       9.67
                                              Class B shares       3,732,454    $       9.66
                                              Class C shares         397,944    $       9.66
                                              Class I shares       9,907,793    $       9.68
                                              Class R4 shares         15,821    $       9.69
--------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $10.15. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 22 RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $11,965,896
Income distributions from affiliated money market fund              306,939
---------------------------------------------------------------------------
Total income                                                     12,272,835
---------------------------------------------------------------------------
Expenses:
Investment management services fee                                  934,344
Distribution fee
   Class A                                                          211,646
   Class B                                                          205,040
   Class C                                                           22,213
Transfer agency fee
   Class A                                                          134,609
   Class B                                                           34,464
   Class C                                                            3,644
   Class R4                                                              39
Administrative services fee                                         107,220
Plan administration services fee -- Class R4                            196
Compensation of board members                                         2,852
Custodian fees                                                       18,545
Printing and postage                                                 37,016
Registration fees                                                     9,125
Professional fees                                                    14,588
Other                                                                 3,655
---------------------------------------------------------------------------
Total expenses                                                    1,739,196
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                   (218)
---------------------------------------------------------------------------
                                                                  1,738,978
   Earnings and bank fee credits on cash balances                    (4,498)
---------------------------------------------------------------------------
Total net expenses                                                1,734,480
---------------------------------------------------------------------------
Investment income (loss) -- net                                  10,538,355
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                         (5,184,550)
   Swap transactions                                               (892,577)
---------------------------------------------------------------------------
Net realized gain (loss) on investments                          (6,077,127)
Net change in unrealized appreciation (depreciation) on
   investments                                                    1,014,344
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (5,062,783)
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ 5,475,572
===========================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                                         JAN. 31, 2008       YEAR ENDED
                                                        SIX MONTHS ENDED    JULY 31, 2007
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $ 10,538,355      $ 22,709,682
Net realized gain (loss) on investments                     (6,077,127)        5,601,407
Net change in unrealized appreciation (depreciation)
   on investments                                            1,014,344        (8,064,917)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                5,475,572        20,246,172
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                               (5,998,377)      (12,547,578)
      Class B                                               (1,297,267)       (3,158,445)
      Class C                                                 (140,733)         (315,710)
      Class I                                               (3,420,855)       (6,878,967)
      Class R4                                                  (5,663)          (13,566)
   Net realized gain
      Class A                                               (2,213,561)          (28,946)
      Class B                                                 (531,476)           (8,255)
      Class C                                                  (55,930)             (818)
      Class I                                               (1,260,450)          (14,829)
      Class R4                                                  (2,126)              (30)
-----------------------------------------------------------------------------------------
Total distributions                                        (14,926,438)      (22,967,144)
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                            9,981,921        41,394,263
   Class B shares                                            2,580,885        10,674,271
   Class C shares                                              165,446         1,002,076
   Class I shares                                           12,945,709        18,498,880
   Class R4 shares                                                  --            44,269
Reinvestment of distributions at net asset value
   Class A shares                                            6,825,146        10,061,131
   Class B shares                                            1,584,940         2,652,424
   Class C shares                                              171,321           261,247
   Class I shares                                            4,732,775         6,875,044
   Class R4 shares                                               7,390            13,010
Payments for redemptions
   Class A shares                                          (37,681,473)      (66,142,312)
   Class B shares                                          (10,254,385)      (26,624,277)
   Class C shares                                           (1,155,879)       (2,200,796)
   Class I shares                                           (4,156,682)      (31,896,680)
   Class R4 shares                                              (2,256)         (236,366)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            (14,255,142)      (35,623,816)
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (23,706,008)      (38,344,788)
Net assets at beginning of period                          311,249,159       349,593,947
-----------------------------------------------------------------------------------------
Net assets at end of period                               $287,543,151      $311,249,159
=========================================================================================
Undistributed (excess of distributions over) net
   investment income value                                $    (23,175)     $    301,365
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 24 RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Income Opportunities Fund (the Fund) is a series of RiverSource Bond Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Bond Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Jan. 31, 2008, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares.

At Jan. 31, 2008, the Investment Manager and the affiliated funds-of-funds owned approximately 33% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by

--------------------------------------------------------------------------------

             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT 25 dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Jan. 31, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2008 was $1,665,880 representing 0.58% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS AND UNFUNDED LOAN COMMITMENTS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During

--------------------------------------------------------------------------------

 26 RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Jan. 31, 2008, the Fund has entered into outstanding when-issued securities of $718,744.

The Fund also may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the "Portfolio of Investments." At Jan. 31, 2008, the Fund has entered into unfunded loan commitments of $718,744.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. The Fund did not enter into any mortgage dollar roll transactions during the six months ended Jan. 31, 2008.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase

--------------------------------------------------------------------------------

             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT 27 cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Jan. 31, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Jan. 31, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Jan. 31, 2008 the Fund had no outstanding forward foreign currency contracts.

CREDIT DEFAULT SWAP TRANSACTIONS

The Fund may enter into credit default swap contracts to increase or decrease its credit exposure to an issuer, obligation, portfolio, or index of issuers or

--------------------------------------------------------------------------------

 28 RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT obligations, to hedge its exposure on an obligation that it owns or in lieu of selling such obligations. As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the referenced obligation or an equivalent cash amount to the protection seller and in exchange the Fund will receive the notional amount from the seller. The difference between the value of the obligation delivered and the notional amount received will be recorded as a realized gain (loss). As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the referenced obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation received and the notional amount paid will be recorded as a realized gain (loss). As a protection seller, the maximum amount of the payment made by the Fund may equal the notional amount, at par, of the underlying index or security as a result of the related credit event.

The notional amounts of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of operations. At Jan. 31, 2008, there were no credit default swap contracts outstanding which had a premium paid or received by the Fund. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be

--------------------------------------------------------------------------------

             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT 29 made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after December 16, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

--------------------------------------------------------------------------------

 30 RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.61% to 0.38% annually as the Fund's assets increase. The management fee for the six months ended Jan. 31, 2008 was 0.61% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2008 was 0.07% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2008, other expenses paid to this company were $868.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

--------------------------------------------------------------------------------

             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT  31

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

The Fund pays the Transfer Agent an annual asset-based fee at rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $53,968 for Class A, $16,519 for Class B and $71 for Class C for the six months ended Jan. 31, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Jan. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), were 0.63% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fee at the class level was $22 for Class R4 and the plan administration services fee at the class level was $196 for Class R4. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2008, such

--------------------------------------------------------------------------------

 32 RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.01% of the Fund's average daily net assets for Class R4, unless sooner terminated at the discretion of the Board.

During the six months ended Jan. 31, 2008, the Fund's transfer agency fees were reduced by $4,498 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $108,057,415 and $129,556,486, respectively, for the six months ended Jan. 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                          SIX MONTHS ENDED JAN. 31, 2008
                                        ISSUED FOR
                                        REINVESTED                          NET
                             SOLD      DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
---------------------------------------------------------------------------------------
Class A                      997,585      684,860      (3,770,558)      (2,088,113)
Class B                      257,334      159,088      (1,026,500)        (610,078)
Class C                       16,447       17,193        (115,356)         (81,716)
Class I                    1,307,166      474,690        (424,749)       1,357,107
Class R4                          --          740            (226)             514
---------------------------------------------------------------------------------------

                                             YEAR ENDED JULY 31, 2007
                                        ISSUED FOR
                                        REINVESTED                          NET
                             SOLD      DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
---------------------------------------------------------------------------------------
Class A                    3,985,422      969,347      (6,384,016)      (1,429,247)
Class B                    1,025,240      255,686      (2,570,933)      (1,290,007)
Class C                       96,390       25,189        (212,430)         (90,851)
Class I                    1,780,648      661,278      (3,070,098)        (628,172)
Class R4                       4,265        1,257         (22,970)         (17,448)
---------------------------------------------------------------------------------------

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash

--------------------------------------------------------------------------------

             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT  33

Fund aggregated $63,674,164 and $62,704,863, respectively, for the six months ended Jan. 31, 2008.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Jan. 31, 2008.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to

--------------------------------------------------------------------------------

 34 RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT  35

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(H)            2007           2006           2005           2004
Net asset value, beginning of period      $9.99         $10.10         $10.53         $10.30          $9.70
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .35(b)         .68(b)         .64            .61            .62
Net gains (losses) (both realized and
 unrealized)                               (.17)          (.10)          (.30)           .35            .60
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .18            .58            .34            .96           1.22
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.36)          (.69)          (.62)          (.61)          (.62)
Distributions from realized gains          (.14)            --           (.15)          (.12)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.50)          (.69)          (.77)          (.73)          (.62)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.67          $9.99         $10.10         $10.53         $10.30
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $152           $177           $194           $197           $178
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                     1.15%(e)       1.14%          1.14%          1.10%          1.08%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              6.87%(e)       6.57%          6.25%          5.73%          5.97%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     37%           122%           130%           124%           133%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           1.70%(g)       5.69%          3.49%          9.52%         12.72%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(H)            2007           2006           2005           2004
Net asset value, beginning of period      $9.98         $10.09         $10.53         $10.30          $9.70
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .31(b)         .60(b)         .56            .53            .54
Net gains (losses) (both realized and
 unrealized)                               (.17)          (.10)          (.30)           .35            .60
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .14            .50            .26            .88           1.14
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.32)          (.61)          (.55)          (.53)          (.54)
Distributions from realized gains          (.14)            --           (.15)          (.12)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.46)          (.61)          (.70)          (.65)          (.54)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.66          $9.98         $10.09         $10.53         $10.30
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $36            $43            $57            $79            $56
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                     1.90%(e)       1.90%          1.90%          1.86%          1.83%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              6.12%(e)       5.79%          5.46%          4.99%          5.22%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     37%           122%           130%           124%           133%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           1.31%(g)       4.89%          2.60%          8.70%         11.90%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT  37

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(H)            2007           2006           2005           2004
Net asset value, beginning of period      $9.98         $10.09         $10.53         $10.30          $9.69
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .31(b)         .60(b)         .56            .53            .54
Net gains (losses) (both realized and
 unrealized)                               (.17)          (.10)          (.30)           .35            .61
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .14            .50            .26            .88           1.15
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.32)          (.61)          (.55)          (.53)          (.54)
Distributions from realized gains          (.14)            --           (.15)          (.12)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.46)          (.61)          (.70)          (.65)          (.54)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.66          $9.98         $10.09         $10.53         $10.30
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $4             $5             $6             $7             $5
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                     1.90%(e)       1.90%          1.90%          1.86%          1.83%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              6.13%(e)       5.80%          5.48%          4.98%          5.20%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     37%           122%           130%           124%           133%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           1.31%(g)       4.89%          2.60%          8.69%         12.01%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan 31, 2008 were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(I)            2007           2006           2005        2004(B)
Net asset value, beginning of period     $10.00         $10.11         $10.55         $10.32         $10.41
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .37(c)         .72(c)         .68            .65            .27
Net gains (losses) (both realized and
 unrealized)                               (.17)          (.10)          (.30)           .35           (.10)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .20            .62            .38           1.00            .17
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.38)          (.73)          (.67)          (.65)          (.26)
Distributions from realized gains          (.14)            --           (.15)          (.12)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.52)          (.73)          (.82)          (.77)          (.26)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.68         $10.00         $10.11         $10.55         $10.32
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $96            $86            $93            $69            $21
-----------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                      .74%(f)        .74%           .74%           .74%           .76%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              7.26%(f)       6.96%          6.67%          6.15%          6.40%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     37%           122%           130%           124%           133%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           1.91%(h)       6.12%          3.81%          9.92%          1.58%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reductions of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT  39

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $9.99         $10.10         $10.54         $10.31          $9.70
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .37(b)         .69(b)         .66            .62            .63
Net gains (losses) (both realized and
 unrealized)                               (.16)          (.10)          (.31)           .36            .61
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .21            .59            .35            .98           1.24
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.37)          (.70)          (.64)          (.63)          (.63)
Distributions from realized gains          (.14)            --           (.15)          (.12)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.51)          (.70)          (.79)          (.75)          (.63)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.69          $9.99         $10.10         $10.54         $10.31
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.04%(e)       1.01%           .97%           .94%           .92%
-----------------------------------------------------------------------------------------------------------
Net expenses after
 waiver/reimbursement(d),(f),(g)           .63%(e)        .98%           .97%           .94%           .92%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              7.38%(e)       6.67%          6.42%          5.91%          6.08%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     37%           122%           130%           124%           133%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           1.98%(i)       5.87%          3.57%          9.70%         13.00%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2008 SEMIANNUAL REPORT  41

     RIVERSOURCE INCOME OPPORTUNITIES FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource mutual
                                        funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6277 F (3/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

INFLATION PROTECTED SECURITIES FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2008


RIVERSOURCE INFLATION PROTECTED
SECURITIES FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH TOTAL RETURN
THAT EXCEEDS THE RATE OF INFLATION
OVER THE LONG TERM.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS

Fund Snapshot.......................      2

Performance Summary.................      4

Questions & Answers
   with Portfolio Management........      6

Fund Expenses Example...............      9

Portfolio of Investments............     11

Financial Statements................     13

Notes to Financial Statements.......     17

Proxy Voting........................     33

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

    RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT  1

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

FUND OBJECTIVE

RiverSource Inflation Protected Securities Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.

SECTOR BREAKDOWN

Percentage of portfolio assets
(PIE CHART)

U.S. Government Obligations                                  96.8%
Foreign Government                                            1.8%
Cash & Cash Equivalents                                       1.4%

QUALITY BREAKDOWN

Percentage of bond portfolio assets
(PIE CHART)


AAA Bonds                                                     100%

Bond ratings apply to the number of underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with an investment in a bond fund, including the impact of interest rates and credit. These and other risk considerations are discussed in the fund's prospectus. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

STYLE MATRIX
LOGO


        DURATION
SHORT    INT.     LONG
          X                HIGH
                           MEDIUM        QUALITY
                           LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                           YEARS IN INDUSTRY
Jamie Jackson, CFA                   20

The Fund is managed by a team led by Jamie Jackson.

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                    APSAX           03/04/04
Class B                    APSBX           03/04/04
Class C                    RIPCX           03/04/04
Class I                    AIPIX           03/04/04
Class R4                      --           03/04/04
Class W                    RIPWX           12/01/06
Total net assets                        $484.5 million
Number of holdings                               15
Weighted average life(1)                  9.2 years
Effective duration(2)                     5.2 years
Weighted average bond rating(3)                 AAA

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

--------------------------------------------------------------------------------

    RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT  3

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Inflation Protected Securities Fund
  Class A (excluding sales charge)                    +11.19%

Lehman Brothers U.S. Treasury Inflation Notes
  Index(1) (unmanaged)                                +11.54%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The index does not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

(1) The Lehman Brothers U.S. Treasury Inflation Notes Index, an unmanaged index, measures the performance of the inflation protected obligations of the U.S. Treasury. The index reflects reinvestment of all distributions and changes in market prices.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           0.98%                        0.84%
Class B                                           1.74%                        1.60%
Class C                                           1.74%                        1.59%
Class I                                           0.58%                        0.47%
Class R4                                          0.84%                        0.73%
Class W                                           1.06%                        0.92%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.84% for Class A, 1.60% for Class B, 1.59% for Class C, 0.47% for Class I, 0.73% for Class R4 0.92% for Class W.
--------------------------------------------------------------------------------

 4 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008                                                       SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   INCEPTION
 Class A (inception 3/4/04)           +11.19%    +15.26%   +5.62%      +5.28%
 Class B (inception 3/4/04)           +10.77%    +14.41%   +4.81%      +4.48%
 Class C (inception 3/4/04)           +10.77%    +14.41%   +4.81%      +4.47%
 Class I (inception 3/4/04)           +11.40%    +15.68%   +5.96%      +5.61%
 Class R4 (inception 3/4/04)          +11.49%    +15.19%   +5.70%      +5.38%
 Class W (inception 12/1/06)          +11.15%    +15.17%     N/A      +10.37%

WITH SALES CHARGE
 Class A (inception 3/4/04)            +5.94%     +9.73%   +3.91%      +3.97%
 Class B (inception 3/4/04)            +5.77%     +9.41%   +3.58%      +3.80%
 Class C (inception 3/4/04)            +9.77%    +13.41%   +4.81%      +4.47%

AT DEC. 31, 2007                                                       SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   INCEPTION
 Class A (inception 3/4/04)           +9.33%     +10.94%    +4.26%    +4.34%
 Class B (inception 3/4/04)           +8.92%     +10.22%    +3.46%    +3.54%
 Class C (inception 3/4/04)           +8.92%     +10.11%    +3.46%    +3.53%
 Class I (inception 3/4/04)           +9.53%     +11.34%    +4.59%    +4.65%
 Class R4 (inception 3/4/04)          +9.74%     +10.98%    +4.37%    +4.46%
 Class W (inception 12/1/06)          +9.29%     +10.85%      N/A     +7.30%

WITH SALES CHARGE
 Class A (inception 3/4/04)           +4.10%      +5.62%    +2.57%    +3.01%
 Class B (inception 3/4/04)           +3.92%      +5.22%    +2.20%    +2.82%
 Class C (inception 3/4/04)           +7.92%      +9.11%    +3.46%    +3.53%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

  * Not annualized.

--------------------------------------------------------------------------------

    RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT  5

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Jamie Jackson, Portfolio Manager for RiverSource Inflation Protected Securities Fund, discusses the Fund's results and strategy for the six months ended Jan. 31, 2008.

At Jan. 31, 2008, approximately 66% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible RiverSource Inflation Protected Securities Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 24, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Inflation Protected Securities Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 9 and 21.

Q: How did RiverSource Inflation Protected Securities Fund perform for the semiannual period?

A: RiverSource Inflation Protected Securities Fund's Class A shares (excluding sales charge) returned 11.19% for the six months ended Jan. 31, 2008. The Fund underperformed its benchmark, the unmanaged Lehman Brothers U.S. Treasury Inflation Notes Index (Lehman Index), which gained 11.54%.

Q: What factors most significantly affected the Fund's performance?

A: The Fund benefited from its significant exposure to Treasury Inflation
   Protected Securities (TIPS), whose interest payments are automatically adjusted to help offset inflation, as yields of TIPS moved lower during the period due primarily to the dramatic easing by the Federal Reserve Board (the
   Fed) during the period. Bond yields and prices typically move in opposite directions. Overall U.S. inflation that accrued to the Fund during the semiannual period came in at an annualized rate of 1.1%.

   When reviewing the performance of TIPS, it is critical to distinguish between overall inflation and core inflation. Overall inflation takes into consideration food and energy as a component of the cost of living. It is the overall inflation rate to which the principal and interest on TIPS are tied. Actual inflation came in at an annualized rate of 2.2% for the six months, in line with expectations, and that inflation got passed through the assets in the Fund. In contrast, core inflation, a measure closely monitored by the Fed, excludes food and energy.
--------------------------------------------------------------------------------

 6 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   Core inflation was approximately 2.6% for the semiannual period, a rate modestly higher than generally expected.

   Boosting the Fund's results during the period was establishing a position in what are known as French linkers, or inflation-linked government bonds, hedged back to the U.S. dollar. A position in nominal U.S. government agency bonds also helped the Fund's performance.

   The Fund also benefited during the period from its yield curve positioning, wherein holdings were concentrated at the shorter-term end of the TIPS yield curve. As the TIPS yield curve steepened during the six months overall, meaning yields fell more at the shorter end of the yield curve than at the longer end, short-term securities outperformed longer-dated securities for the semiannual period.

   Detracting from the Fund's semiannual results was its duration positioning. The Fund maintained a defensive position in the form of a duration, a measure of the Fund's sensitivity to interest rates, that was shorter than the Lehman Index. We had the Fund positioned for higher rates, but, as mentioned, yields declined with the market rally during the period. Our economic view had not included the material weakening of economic growth apparent toward the end of the period nor the extent of financial market turmoil, the two primary factors leading to the Fed's five interest rate cuts during the period. Indeed, in January alone, the Fed cut interest rates twice in eight days.

   THE FUND ALSO BENEFITED DURING THE PERIOD FROM ITS YIELD CURVE
   POSITIONING, WHEREIN HOLDINGS WERE CONCENTRATED AT THE SHORTER-TERM END OF THE TIPS YIELD CURVE.


Q: What changes did you make to the Fund's portfolio during the period?

A: As mentioned above, we established a position in French inflation-linked government bonds during the period. Also, we added nominal U.S. government agency bonds to the Fund when spreads, or the difference in yields between these bonds and nominal Treasuries, widened during the third calendar quarter. We then took profits from these agency securities when spreads subsequently tightened early in the fourth quarter of 2007. Portfolio turnover for the semiannual period was 153%.
--------------------------------------------------------------------------------

    RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   IN OUR VIEW, OVERALL INFLATION MAY VERY WELL STAY ELEVATED IN 2008, GIVEN THAT CRUDE OIL PRICES ARE EXPECTED TO CONTINUE TO HOVER NEAR THE $100 PER BARREL MARK.


Q: How do you intend to manage the Fund in the coming months?

A: It is important to note that overall inflation for the year 2007 was 4.1%, the highest it had been in 17 years. Overall inflation for the 12 months ended Jan. 31, 2008 came in at 4.3%.

   In our view, overall inflation may very well stay elevated in 2008, given that crude oil prices are expected to continue to hover near the $100 per barrel mark. At the same time, we believe core inflation will drift modestly higher, as non-energy prices, which have remained relatively benign in recent years, are expected to increase at a faster pace in 2008, which in turn will push inflation expectations higher as well. We believe that it will be this threat of more widespread inflation that may force the Fed to reverse direction and start raising short-term interest rates sometime later in 2008. Still, from the Fund's perspective, what may be more important is that we believe that overall inflation will remain materially above core inflation.

   Given this view, we intend to maintain the Fund's current short duration positioning, or interest rate risk, for the near term. We also intend to maintain the Fund's emphasis on TIPS over nominal Treasuries. We will, of course, continue to closely monitor inflation figures, real rates, security prices, economic data and Fed policy shifts and adjust the portfolio's holdings and duration stance if necessary.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

 8 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
--------------------------------------------------------------------------------

    RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT  9

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             AUG. 1, 2007    JAN. 31, 2008   THE PERIOD(A)   EXPENSE RATIO

 Class A
   Actual(b)                    $1,000         $1,111.90         $4.47            .84%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.97         $4.28            .84%
 Class B
   Actual(b)                    $1,000         $1,107.70         $8.50           1.60%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,017.14         $8.13           1.60%
 Class C
   Actual(b)                    $1,000         $1,107.70         $8.45           1.59%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,017.19         $8.08           1.59%
 Class I
   Actual(b)                    $1,000         $1,114.00         $2.50            .47%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,022.84         $2.40            .47%
 Class R4
   Actual(b)                    $1,000         $1,114.90         $3.89            .73%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.53         $3.72            .73%
 Class W
   Actual(b)                    $1,000         $1,111.50         $4.90            .92%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.57         $4.69            .92%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2008: +11.19% for Class A, +10.77% for Class B, +10.77% for Class C, +11.40% for Class I, +11.49% for Class R4 and +11.15% for Class W.

--------------------------------------------------------------------------------

 10 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS
JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

BONDS (96.6%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
FOREIGN GOVERNMENT (1.8%)(B)
Govt of France
 (European Monetary Unit)
  07-25-20                           2.25%        5,498,850(c)           $8,497,368
-----------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS (94.8%)(b)
U.S. Treasury Inflation-Indexed Bond
  04-15-11                           2.38        21,174,000              22,455,288
  04-15-12                           2.00        76,217,216              80,764,152
  07-15-12                           3.00        27,704,745              30,686,619
  01-15-14                           2.00        60,433,996              64,459,644
  07-15-14                           2.00        24,246,900              25,858,359
  01-15-15                           1.63        31,342,525              32,597,555
  01-15-16                           2.00        29,062,413              30,962,144
  07-15-16                           2.50        11,341,777              12,553,688
  01-15-17                           2.38        32,198,109              35,349,231
  01-15-18                           1.63        20,061,200              20,603,120
  01-15-25                           2.38        35,272,272              38,898,106
  04-15-28                           3.63        46,668,342              59,323,635

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
U.S. GOVERNMENT OBLIGATIONS (CONT.)
  04-15-29                           3.88%       $3,566,345              $4,955,365
Total                            459,466,906
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $437,272,010)                                                   $467,964,274
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.4%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  6,907,862(d)           $6,907,862
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $6,907,862)                                                       $6,907,862
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $444,179,872)(e)                                                $474,872,136
-----------------------------------------------------------------------------------

INVESTMENTS IN DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JAN. 31, 2008

                                            CURRENCY TO BE       CURRENCY TO BE       UNREALIZED
EXCHANGE DATE                                  DELIVERED            RECEIVED         DEPRECIATION
-------------------------------------------------------------------------------------------------
March 7, 2008                                     5,300,000         7,819,938          $51,756
                                                   European       U.S. Dollar
                                              Monetary Unit
-------------------------------------------------------------------------------------------------
Total                                                                                  $51,756
-------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d)  Affiliated Money Market Fund - See Note 5 to the financial statements.

--------------------------------------------------------------------------------

   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT  11

(e) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $444,180,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $30,710,000
Unrealized depreciation                                                (18,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $30,692,000
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 12 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JAN. 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $437,272,010)          $467,964,274
   Affiliated money market fund (identified cost $6,907,862)       6,907,862
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $444,179,872)                                                 474,872,136
Cash                                                                 569,035
Capital shares receivable                                         16,162,933
Accrued interest receivable                                        1,461,252
Receivable for investment securities sold                         22,450,356
----------------------------------------------------------------------------
Total assets                                                     515,515,712
----------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                    153,677
Capital shares payable                                               864,030
Payable for investment securities purchased                       29,924,805
Unrealized depreciation on forward foreign currency
   contracts                                                          51,756
Accrued investment management services fee                             5,576
Accrued distribution fee                                               1,692
Accrued transfer agency fee                                              310
Accrued administrative services fee                                      887
Other accrued expenses                                                53,427
----------------------------------------------------------------------------
Total liabilities                                                 31,056,160
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $484,459,552
============================================================================

--------------------------------------------------------------------------------

   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT  13

JAN. 31, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock - $.01 par value                                  $    460,517
Additional paid-in capital                                       457,942,896
Excess of distributions over net investment income                (1,096,414)
Accumulated net realized gain (loss)                              (3,490,916)
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign
   currencies                                                     30,643,469
----------------------------------------------------------------------------
Total - representing net assets applicable to outstanding
   capital stock                                                $484,459,552
============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                          $  127,032,217
                                            Class B                          $   26,957,774
                                            Class C                          $    5,068,345
                                            Class I                          $  325,344,156
                                            Class R4                         $       51,705
                                            Class W                          $        5,355
Net asset value per share of outstanding    Class A
   capital stock:                           shares(1)           12,073,882   $        10.52
                                            Class B shares       2,563,414   $        10.52
                                            Class C shares         481,934   $        10.52
                                            Class I shares      30,927,042   $        10.52
                                            Class R4 shares          4,920   $        10.51
                                            Class W shares             509   $        10.52
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $11.04. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 14 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $ 8,610,058
Income distributions from affiliated money market fund              231,551
---------------------------------------------------------------------------
Total income                                                      8,841,609
---------------------------------------------------------------------------
Expenses:
Investment management services fee                                  901,831
Distribution fee
   Class A                                                           92,944
   Class B                                                           88,221
   Class C                                                           11,257
   Class W                                                                6
Transfer agency fee
   Class A                                                           55,811
   Class B                                                           13,998
   Class C                                                            1,718
   Class R4                                                               4
   Class W                                                                5
Administrative services fee                                         143,473
Plan administration services fee - Class R4                              19
Compensation of board members                                         3,969
Custodian fees                                                       10,575
Printing and postage                                                 13,290
Registration fees                                                    39,293
Professional fees                                                    15,201
Other                                                                 5,739
---------------------------------------------------------------------------
Total expenses                                                    1,397,354
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                               (186,794)
---------------------------------------------------------------------------
                                                                  1,210,560
   Earnings and bank fee credits on cash balances                    (1,172)
---------------------------------------------------------------------------
Total net expenses                                                1,209,388
---------------------------------------------------------------------------
Investment income (loss) - net                                    7,632,221
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
   Security transactions                                          2,320,020
   Foreign currency transactions                                   (320,128)
   Futures contracts                                               (263,032)
---------------------------------------------------------------------------
Net realized gain (loss) on investments                           1,736,860
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                         34,240,303
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            35,977,163
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $43,609,384
===========================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED
                                                         JAN. 31, 2008       YEAR ENDED
                                                          (UNAUDITED)       JULY 31, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                            $  7,632,221      $ 12,736,995
Net realized gain (loss) on investments                      1,736,860        (3,009,640)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                        34,240,303         4,613,157
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               43,609,384        14,340,512
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                               (1,719,864)       (3,351,656)
      Class B                                                 (345,629)         (889,303)
      Class C                                                  (41,991)          (79,373)
      Class I                                               (8,157,734)       (8,769,640)
      Class R4                                                    (337)           (6,266)
      Class W                                                     (120)             (112)
-----------------------------------------------------------------------------------------
Total distributions                                        (10,265,675)      (13,096,350)
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                           65,746,764        20,009,475
   Class B shares                                           12,142,301         3,547,088
   Class C shares                                            3,385,747           333,818
   Class I shares                                           44,850,223       176,000,223
   Class R4 shares                                              47,548            33,860
   Class W shares                                                    -             5,000
Reinvestment of distributions at net asset value
   Class A shares                                            1,617,399         3,077,121
   Class B shares                                              333,223           824,429
   Class C shares                                               40,656            75,827
   Class I shares                                            8,412,664         8,560,034
   Class R4 shares                                                  57               106
Payments for redemptions
   Class A shares                                          (12,894,509)      (50,518,670)
   Class B shares                                           (3,199,551)      (22,397,025)
   Class C shares                                             (355,135)       (1,519,023)
   Class I shares                                          (63,066,813)      (23,836,428)
   Class R4 shares                                              (7,362)       (2,070,746)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             57,053,212       112,125,089
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     90,396,921       113,369,251
Net assets at beginning of period                          394,062,631       280,693,380
-----------------------------------------------------------------------------------------
Net assets at end of period                               $484,459,552      $394,062,631
=========================================================================================
Undistributed (excess of distributions over) net
   investment income                                      $ (1,096,414)     $  1,537,040
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 16 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Inflation Protected Securities Fund (the Fund) is a series of RiverSource Bond Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Bond Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership. Effective March 3, 2008, Class B shares are closed to new investors and purchases.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2008, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class W shares.

At Jan. 31, 2008, the Investment Manager, RiverSource Life Insurance Company, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Investment Manager and the affiliated funds-of-funds owned approximately 66% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

--------------------------------------------------------------------------------

   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT  17

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash

--------------------------------------------------------------------------------

 18 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Jan. 31, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Jan. 31 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign

--------------------------------------------------------------------------------

   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT 19 currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which are effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses)

--------------------------------------------------------------------------------

 20 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily. Inflation adjustments to the principal amount and cost basis of inflation-indexed securities are included in interest income.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.44% to 0.25% annually as the Fund's assets increase. The management fee for the six months ended Jan. 31, 2008 was 0.44% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2008 was 0.07% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation,

--------------------------------------------------------------------------------

   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT 21 employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2008, other expenses paid to this company were $998.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

--------------------------------------------------------------------------------

 22 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT

Sales charges received by the Distributor for distributing Fund shares were $101,082 for Class A, $4,398 for Class B and $455 for Class C for the six months ended Jan. 31, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Jan. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 0.84% for Class A, 1.60% for Class B, 1.59% for Class C, 0.47% for Class I, 0.48% for Class R4 and 0.92% for Class W. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $11,491, $2,745, $393 and $4 for Class A, Class B, Class C and Class R4, respectively, the plan administration services fee was $19 for Class R4 and the management fees at the Fund level were $172,142. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2008, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.84% for Class A, 1.60% for Class B, 1.59% for Class C, 0.47% for Class I, 0.73% for Class R4 and 0.92% for Class W of the Fund's average daily net assets, unless sooner terminated at the discretion of the Board.

During the six months ended Jan. 31, 2008, the Fund's transfer agency fees were reduced by $1,172 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $166,986,206 and $131,510,012, respectively, for the six months ended Jan. 31, 2008. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT  23

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                            SIX MONTHS ENDED JAN. 31, 2008
                                          ISSUED FOR
                                          REINVESTED                          NET
                               SOLD      DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
-----------------------------------------------------------------------------------------
Class A                      6,406,062      162,103      (1,301,284)       5,266,881
Class B                      1,184,334       33,487        (321,159)         896,662
Class C                        329,055        4,080         (35,395)         297,740
Class I                      4,391,086      844,803      (6,323,549)      (1,087,660)
Class R4                         4,657            6            (743)           3,920
Class W                             --           --              --               --
-----------------------------------------------------------------------------------------

                                              YEAR ENDED JULY 31, 2007
                                          ISSUED FOR
                                          REINVESTED                          NET
                               SOLD      DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
-----------------------------------------------------------------------------------------
Class A                      2,071,221      317,895      (5,231,460)      (2,842,344)
Class B                        366,511       85,143      (2,324,127)      (1,872,473)
Class C                         34,484        7,834        (157,438)        (115,120)
Class I                     18,364,192      886,462      (2,457,138)      16,793,516
Class R4                         3,554           11        (213,095)        (209,530)
Class W(*)                         509           --              --              509
-----------------------------------------------------------------------------------------

* For the period from Dec. 1, 2006 (inception date) to July 31, 2007.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $92,493,035 and $88,514,266, respectively, for the six months ended Jan. 31, 2008.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after

--------------------------------------------------------------------------------

 24 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Jan. 31, 2008.

7. CONCENTRATION OF RISK

DIVERSIFICATION RISK

The fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

8. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $2,136,395 at July 31, 2007, that if not offset by capital gains will expire in 2015.

The Fund also had a post-October loss of $1,836,954 at July 31, 2007.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with

--------------------------------------------------------------------------------

   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT 25 the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 26 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)            2007           2006           2005        2004(B)
Net asset value, beginning of period      $9.69          $9.71         $10.02          $9.82         $10.15
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .19(c)         .35(c)         .47            .33            .21
Net gains (losses) (both realized and
 unrealized)                                .89            .04           (.33)           .21           (.34)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.08            .39            .14            .54           (.13)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.25)          (.41)          (.42)          (.34)          (.20)
Distributions from realized gains            --             --           (.03)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.25)          (.41)          (.45)          (.34)          (.20)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.52          $9.69          $9.71         $10.02          $9.82
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $127            $66            $94            $86            $38
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .95%(f)        .98%           .96%          1.01%          1.52%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .84%(f)        .84%           .84%           .84%           .84%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.77%(f)       3.65%          4.71%          3.47%          5.83%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    153%            76%            58%            43%            11%
-----------------------------------------------------------------------------------------------------------
Total return(i)                          11.19%(j)       4.08%          1.53%          5.43%         (1.25%)(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees of acquired funds).
(h) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT  27

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)            2007           2006           2005        2004(B)
Net asset value, beginning of period      $9.69          $9.70         $10.01          $9.82         $10.15
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .15(c)         .26(c)         .39            .25            .18
Net gains (losses) (both realized and
 unrealized)                                .89            .06           (.33)           .20           (.34)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.04            .32            .06            .45           (.16)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.21)          (.33)          (.34)          (.26)          (.17)
Distributions from realized gains            --             --           (.03)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.21)          (.33)          (.37)          (.26)          (.17)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.52          $9.69          $9.70         $10.01          $9.82
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $27            $16            $34            $49            $15
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.71%(f)       1.74%          1.71%          1.77%          2.30%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.60%(f)       1.60%          1.62%          1.62%          1.62%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               2.91(f)       2.68%          3.81%          2.80%          5.09%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    153%            76%            58%            43%            11%
-----------------------------------------------------------------------------------------------------------
Total return(i)                          10.77%(j)       3.40%           .73%          4.52%         (1.54%)(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees of acquired funds).
(h) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 28 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)            2007           2006           2005        2004(B)
Net asset value, beginning of period      $9.69          $9.70         $10.01          $9.82         $10.15
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .16(c)         .28(c)         .39            .25            .18
Net gains (losses) (both realized and
 unrealized)                                .88            .04           (.33)           .20           (.35)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.04            .32            .06            .45           (.17)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.21)          (.33)          (.34)          (.26)          (.16)
Distributions from realized gains            --             --           (.03)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.21)          (.33)          (.37)          (.26)          (.16)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.52          $9.69          $9.70         $10.01          $9.82
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE ASSETS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in
 millions)                                   $5             $2             $3             $4             $2
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.69%(f)       1.74%          1.71%          1.76%          2.30%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.59%(f)       1.60%          1.62%          1.62%          1.61%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               3.16(f)       2.87%          3.79%          2.74%          4.99%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    153%            76%            58%            43%            11%
-----------------------------------------------------------------------------------------------------------
Total return(i)                          10.77%(j)       3.40%           .73%          4.51%         (1.58%)(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees of acquired funds).
(h) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT  29

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)            2007           2006           2005        2004(B)
Net asset value, beginning of period      $9.69          $9.71         $10.02          $9.82         $10.15
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .19(c)         .46(c)         .50            .36            .22
Net gains (losses) (both realized and
 unrealized)                                .91           (.04)          (.33)           .20           (.34)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.10            .42            .17            .56           (.12)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.27)          (.44)          (.45)          (.36)          (.21)
Distributions from realized gains            --             --           (.03)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.27)          (.44)          (.48)          (.36)          (.21)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.52          $9.69          $9.71         $10.02          $9.82
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $325           $310           $148            $52            $13
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .55%(f)        .58%           .58%           .65%          1.27%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .47%(f)        .49%           .53%           .59%           .59%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.76%(f)       4.75%          5.33%          3.82%          6.28%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    153%            76%            58%            43%            11%
-----------------------------------------------------------------------------------------------------------
Total return(i)                          11.40%(j)       4.44%          1.84%          5.69%         (1.14%)(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees of acquired funds).
(h) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 30 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)            2007           2006           2005        2004(B)
Net asset value, beginning of period      $9.66          $9.70         $10.02          $9.82         $10.15
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .24(c)         .33(c)         .47            .35            .22
Net gains (losses) (both realized and
 unrealized)                                .86            .04           (.33)           .20           (.35)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.10            .37            .14            .55           (.13)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.25)          (.41)          (.43)          (.35)          (.20)
Distributions from realized gains            --             --           (.03)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.25)          (.41)          (.46)          (.35)          (.20)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.51          $9.66          $9.70         $10.02          $9.82
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--             $2            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .83%(f)        .77%           .79%           .86%          1.37%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .48%(f)        .69%           .69%           .69%           .69%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.80%(f)       3.17%          6.20%          3.36%          5.79%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    153%            76%            58%            43%            11%
-----------------------------------------------------------------------------------------------------------
Total return(i)                          11.49%(j)       3.92%          1.57%          5.58%         (1.19%)(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees of acquired funds).
(h) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT  31

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)         2007(B)
Net asset value, beginning of period      $9.69          $9.82
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .17            .33
Net gains (losses) (both realized and
 unrealized)                                .90           (.25)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.07            .08
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.24)          (.21)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.52          $9.69
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.02%(f)       1.06%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .92%(f)        .93%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.36%(f)       5.19%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    153%            76%
-----------------------------------------------------------------------------------------------------------
Total return(i)                          11.15%(j)        .95%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees of acquired funds).
(h) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 32 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2008 SEMIANNUAL REPORT  33

     RIVERSOURCE INFLATION PROTECTED SECURITIES FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource mutual
                                        funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6291 E (3/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

LIMITED DURATION BOND FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2008


RIVERSOURCE LIMITED DURATION BOND
FUND SEEKS TO PROVIDE SHAREHOLDERS
WITH A LEVEL OF CURRENT INCOME
CONSISTENT WITH PRESERVATION OF
CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS

Fund Snapshot.......................      2

Performance Summary.................      4

Questions & Answers
   with Portfolio Management........      6

Fund Expenses Example...............     10

Portfolio of Investments............     12

Financial Statements................     27

Notes to Financial Statements.......     31

Proxy Voting........................     49

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

             RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  1

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

FUND OBJECTIVE

RiverSource Limited Duration Bond Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.

SECTOR BREAKDOWN

Percentage of bond and cash & cash equivalents portfolio assets
(PIE CHART)

Mortgage-Backed                                              48.7%
Corporate Bonds(1)                                           18.4%
Commercial Mortgage-Backed                                   13.2%
U.S. Government Obligations & Agencies                       11.5%
Cash & Cash Equivalents                                       5.3%
Asset-Backed                                                  2.9%

(1) Includes Telecommunication 6.0%, Financials 3.0%, Utilities 3.0%, Consumer Staples 2.1%, Consumer Discretionary 1.9%, Industrials 1.3%, Energy 0.9% and Health Care 0.2%.

QUALITY BREAKDOWN

Percentage of portfolio assets excluding cash equivalents and equities
(PIE CHART)

AAA bonds                                                    79.0%
AA bonds                                                      1.8%
A bonds                                                       5.1%
BBB bonds                                                    13.2%
Non-investment grade bonds                                    0.9%

Bond ratings apply to the number of underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
 X                         HIGH
                           MEDIUM        QUALITY
                           LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGERS

                           YEARS IN INDUSTRY
Jamie Jackson, CFA                   20
Scott Kirby                          29
Tom Murphy, CFA                      22

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                      ALDAX         06/19/03
Class B                      ALDBX         06/19/03
Class C                      RDCLX         06/19/03
Class I                      ALDIX         03/04/04
Class R4                        --         06/19/03
Class W                      RLDWX         12/01/06
Total net assets                        $167.8 million
Number of holdings                              340
Weighted average life(1)                  4.7 years
Effective duration(2)                     3.1 years
Weighted average bond rating(3)                 AA+

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.
--------------------------------------------------------------------------------

             RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  3

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Limited Duration Bond Fund Class A
  (excluding sales charge)                             +4.35%

Lehman Brothers Intermediate Aggregate Index
  (unmanaged)                                          +6.75%

Lipper Short-Intermediate Investment Grade Debt
  Funds Index                                          +4.91%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index of intermediate duration fixed-income securities. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Short-Intermediate Investment Grade Debt Funds Index includes the 30 largest short-intermediate investment grade debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.11%                        0.89%
Class B                                           1.87%                        1.65%
Class C                                           1.86%                        1.64%
Class I                                           0.70%                        0.52%
Class R4                                          1.00%                        0.77%
Class W                                           1.13%                        0.97%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.89% for Class A, 1.65% for Class B, 1.64% for Class C, 0.52% for Class I, 0.77% for Class R4 and 0.97% for Class W.
--------------------------------------------------------------------------------

 4 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                                       SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   INCEPTION
 Class A (inception 6/19/03)           +4.35%     +5.99%    +3.72%    +3.12%
 Class B (inception 6/19/03)           +3.96%     +5.30%    +2.96%    +2.36%
 Class C (inception 6/19/03)           +3.97%     +5.21%    +2.93%    +2.34%
 Class I (inception 3/4/04)            +4.65%     +6.48%    +4.09%    +3.81%
 Class R4 (inception 6/19/03)          +4.63%     +6.36%    +3.99%    +3.33%
 Class W (inception 12/1/06)           +4.41%     +6.00%      N/A     +4.65%

WITH SALES CHARGE
 Class A (inception 6/19/03)           -0.63%     +0.96%    +2.07%    +2.03%
 Class B (inception 6/19/03)           -1.04%     +0.30%    +1.70%    +1.97%
 Class C (inception 6/19/03)           +2.97%     +4.21%    +2.93%    +2.34%

AT DEC. 31, 2007
                                                                       SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   INCEPTION
 Class A (inception 6/19/03)           +3.75%     +4.88%    +3.49%    +2.93%
 Class B (inception 6/19/03)           +3.46%     +4.20%    +2.72%    +2.17%
 Class C (inception 6/19/03)           +3.46%     +4.21%    +2.73%    +2.17%
 Class I (inception 3/4/04)            +4.05%     +5.37%    +3.85%    +3.59%
 Class R4 (inception 6/19/03)          +4.03%     +5.37%    +3.72%    +3.15%
 Class W (inception 12/1/06)           +3.80%     +4.90%      N/A     +3.98%

WITH SALES CHARGE
 Class A (inception 6/19/03)           -1.21%     -0.08%    +1.83%    +1.83%
 Class B (inception 6/19/03)           -1.54%     -0.80%    +1.47%    +1.77%
 Class C (inception 6/19/03)           +2.46%     +3.21%    +2.73%    +2.17%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.

--------------------------------------------------------------------------------

             RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  5

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, the portfolio management team for RiverSource Limited Duration Bond Fund discusses the Fund's results and positioning for the six months ended Jan. 31, 2008.

At Jan. 31, 2008, approximately 55% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible RiverSource Limited Duration Bond Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 40, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Limited Duration Bond Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 10 and 37.

Q: How did RiverSource Limited Duration Bond Fund perform for the semiannual period?

A: RiverSource Limited Duration Bond Fund's Class A shares (excluding sales charge) returned 4.35% for the six months ended Jan. 31, 2008. The Fund underperformed its benchmark, the unmanaged Lehman Brothers Intermediate Aggregate Bond Index (Lehman Index), which gained 6.75%. The Fund's peer group, as represented by the Lipper Short-Intermediate Investment Grade Debt Funds Index, returned 4.91% during the same period.

   A STRONG BOND MARKET RALLY IMPACTED THE FUND'S PERFORMANCE MOST DURING THE SIX-MONTH PERIOD, AS CREDIT AND LIQUIDITY CONCERNS DOMINATED MARKET SENTIMENT.


Q: What factors most significantly affected the Fund's performance?

A: A strong bond market rally impacted the Fund's performance most during the six-month period, as credit and liquidity concerns dominated market sentiment. The intensifying liquidity crunch and heightened fears that the subprime mortgage crisis might spread into a broader economic slowdown led investors to increasingly seek the relative safety of U.S. Treasury securities (Treasuries), which drove their prices up and yields down in dramatic fashion. Bond yields and prices typically move in opposite directions. At the same time, investors fled the riskier sectors of the fixed income market, particularly in August and again in November. All told, lower quality securities performed worst during

--------------------------------------------------------------------------------

 6 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   the period, while Treasuries and Treasury Inflation-Protected Securities
   (TIPS) performed best. Foreign bonds also performed well, boosted by the U.S. dollar's continued slide.

   Strong performance of higher quality fixed income securities was supported by falling interest rates. During the six-month period, the Federal Reserve Board (the Fed) lowered the targeted federal funds rate by 225 basis points, or 2.25%, including an emergency inter-meeting cut of 0.75% in January, 2008. At the end of January, the targeted federal funds rate stood at 3.00%. In addition, the Fed announced several new policies designed to ensure adequate liquidity in the financial system, including coordinated action with other central banks and a new lending facility, the Term Auction Facility, created to provide enhanced term financing for financial institutions.

   The Fund's exposure to TIPS helped its performance, as interest rates fell and inflation expectations remained somewhat elevated. Effective issue selection within the investment grade corporate bond and agency sectors also contributed to Fund results. At the same time, having only a modest allocation to agency securities helped Fund performance, as this fixed income sector underperformed Treasuries during the period. Overall, the Fund's emphasis on higher quality investments supported gains, as higher quality fixed income sectors generally outperformed for the semiannual period.

   Conversely, the Fund's short duration positioning relative to the Lehman Index hurt performance, as interest rates declined dramatically over the period. Duration is a measure of the Fund's sensitivity to changes in interest rates. Significant exposure to and issue selection within commercial mortgage-backed securities (CMBS) and residential mortgage securities further detracted from Fund performance, as these sectors came under increased pressure during the period and lagged the Lehman Index for the six months.

--------------------------------------------------------------------------------

             RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

Q: What changes did you make to the Fund's portfolio during the period?

A: We increased the Fund's exposure to non-agency mortgage-backed securities, given our view that the weakness seen in this sector during the period would be temporary. We also increased the Fund's position in TIPS, as actual and anticipated inflation pressures rose. The Fund's portfolio turnover rate for the six-month period was 159%.*

   WE BELIEVE THE U.S. ECONOMY WILL AVOID RECESSION AND GROWTH WILL BE GREATER THAN THE MARKETS ARE PRICING IN CURRENTLY.


Q: What is the Fund's tactical view and strategy for the months ahead?

A: Most agree that the view ahead for economic growth has deteriorated. We believe the U.S. economy will avoid recession and growth will be greater than the markets are pricing in currently. We expect both the fiscal stimulus package and the Fed's significant interest rate cuts to boost economic activity in the second half of 2008. Moreover, the inflation picture still seems to us to be dominated by factors pointing to higher, not lower, inflation. These factors include the decline in the value of the U.S. dollar, rising commodity prices and solid growth of real wages. In the near term, we expect the Fed to lower rates a bit more in an effort to help limit the risk of recession. However, should there be a gradual recovery from the liquidity crunch and should the economy recover to near trend-like growth and inflation pressures remain, we expect the Fed ultimately to disappoint the market with less easing than currently anticipated. Indeed, we believe there is a real possibility that the Fed will want to take back some of its easing moves later in 2008, once recession risks recede, to help combat rising inflationary pressures. In a modest economic growth environment accompanied by higher inflation, we believe rates should be materially higher.

* A significant portion of the turnover was the result of "roll" transactions in liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts were liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings were sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not significantly change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the Fund.
--------------------------------------------------------------------------------

 8 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   Given this view, we intend to maintain the Fund's shorter-than-Lehman Index duration positioning for the near term. We further intend to maintain the Fund's emphasis on higher quality spread (non-Treasury) sectors of the fixed income market over U.S. Treasuries. We especially expect to focus on CMBS and non-agency mortgage-backed securities, which we believe continue to offer compelling value, with less of an exposure to agency securities.

   As we still expect volatility within the fixed income markets to continue over the first half of 2008, we will continue to closely monitor Fed policy shifts, economic data releases, supply/demand factors and interest rate movements and adjust the portfolio's holdings and duration stance if necessary.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

             RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 10 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

                             BEGINNING            ENDING            EXPENSES
                           ACCOUNT VALUE      ACCOUNT VALUE        PAID DURING     ANNUALIZED
                           AUG. 1, 2007       JAN. 31, 2008       THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                  $1,000            $1,043.50             $4.58            .89%
   Hypothetical
   (5% return before
   expenses)                  $1,000            $1,020.72             $4.53            .89%
 Class B
   Actual(b)                  $1,000            $1,039.60             $8.48           1.65%
   Hypothetical
   (5% return before
   expenses)                  $1,000            $1,016.89             $8.39           1.65%
 Class C
   Actual(b)                  $1,000            $1,039.70             $8.43           1.64%
   Hypothetical
   (5% return before
   expenses)                  $1,000            $1,016.94             $8.34           1.64%
 Class I
   Actual(b)                  $1,000            $1,046.50             $2.68            .52%
   Hypothetical
   (5% return before
   expenses)                  $1,000            $1,022.58             $2.65            .52%
 Class R4
   Actual(b)                  $1,000            $1,046.30             $3.97            .77%
   Hypothetical
   (5% return before
   expenses)                  $1,000            $1,021.32             $3.92            .77%
 Class W
   Actual(b)                  $1,000            $1,044.10             $4.95            .96%
   Hypothetical
   (5% return before
   expenses)                  $1,000            $1,020.37             $4.89            .96%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2008: +4.35% for Class A, +3.96% for Class B, +3.97% for Class C, +4.65% for Class I, +4.63% for Class R4 and +4.41% for Class W.

--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS

JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

BONDS (104.5%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (12.7%)
Federal Farm Credit Bank
  10-10-08                           4.25%          $720,000                $727,603
Federal Home Loan Mtge Corp
  06-15-08                           3.88          2,495,000               2,505,753
  03-15-09                           5.75            525,000                 543,041
  03-15-31                           6.75            720,000                 911,780
  04-16-37                           6.00            750,000                 786,966
Federal Natl Mtge Assn
  06-15-08                           5.25          2,635,000               2,659,664
  11-15-30                           6.63          1,130,000               1,410,125
U.S. Treasury
  01-31-10                           2.13          3,240,000               3,236,961
  12-31-12                           3.63             75,000                  77,795
  11-15-17                           4.25          1,660,000               1,743,259
U.S. Treasury Inflation-Indexed Bond
  01-15-14                           2.00          3,133,151(k)            3,341,858
  01-15-15                           1.63          3,301,530(k)            3,433,730
                                                                     ---------------
Total                                                                     21,378,535
------------------------------------------------------------------------------------

ASSET-BACKED (3.2%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
  07-06-12                           5.49            325,000(i)              334,141
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           4.35            500,000(d,h)            496,213
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                           6.15            225,000(d)              221,982
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
  07-15-20                           5.75            150,000                 158,462
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                           5.62            975,000(e)               46,770

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ASSET-BACKED (CONT.)
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                           4.92%          $105,000                $103,228
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
  10-25-46                           5.69            275,000                 261,424
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                           3.64            143,706(h)              134,563
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           3.54            500,000(h)              465,000
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78            575,000(d,i)            506,000
Franklin Auto Trust
 Series 2004-1 Cl A3 (MBIA)
  03-15-12                           4.15             58,418(i)               58,465
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85            133,333(d,i)            133,306
MASTR Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
  01-25-36                           3.52            328,027(h)              325,926
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                           5.88            600,000(e)              111,715
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           5.88            700,000(e)              170,982

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ASSET-BACKED (CONT.)
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2007-2 Cl AIO
  07-25-12                           5.90%          $300,000(e)              $82,560
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                           5.57            285,000                 290,458
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
  06-25-37                           6.31             75,000                  21,937
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
  06-25-37                           6.66             50,000                  11,024
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
  06-25-37                           7.01             70,000                  13,996
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                           3.52            468,381(h)              462,966
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                           3.56            750,000(h)              709,823
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                           5.45            225,000(d)              229,124
                                                                     ---------------
Total                                                                      5,350,065
------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (14.7%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           4.99            250,000                 248,301
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45            675,000                 656,830
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
  07-11-42                           4.57            350,000                 344,867
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                           5.47            325,000                 323,476
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                           5.68            350,000                 357,071

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15%           $86,598(d)              $86,086
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
  10-15-49                           5.43            150,000                 150,562
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
  12-10-49                           5.70            600,000                 606,268
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                           5.40            175,000                 173,203
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                           7.03            454,219                 464,089
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           4.85            150,000(d,h)            148,125
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
  12-10-49                           5.82            650,000                 659,035
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           4.18            525,000(d,h)            521,063
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66            350,000                 353,278
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                           5.91            300,000                 302,045
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                           6.18            425,000                 442,504
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60            175,000                 172,506
Federal Natl Mtge Assn #386558
  10-01-10                           4.85            471,397                 483,912
Federal Natl Mtge Assn #735029
  09-01-13                           5.32            360,080                 372,979
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                           4.77            400,000(j)              387,993

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  13

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
General Electric Capital Assurance
Series 2003-1 Cl A3
  05-12-35                           4.77%          $257,362(d)             $257,245
General Electric Capital Assurance
 Series 2003-1 Cl A4
  05-12-35                           5.25            150,000(d)              152,104
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88            175,000                 174,299
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
  03-10-39                           5.44          2,105,000               2,075,498
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96            300,000                 299,562
GS Mtge Securities II
 Series 2006-GG6 Cl A4
  04-10-38                           5.55            375,000                 372,774
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                           5.39            350,000(d,h)            321,813
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                           5.99            225,000                 163,679
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13            309,334                 304,000
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97            193,417                 191,519
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77            375,000                 371,937
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
  05-15-41                           5.25            350,000                 350,926
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                           4.18            150,000                 148,699
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                           4.48            465,610                 458,772
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
  10-15-42                           5.00            625,000                 592,973

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
  12-15-44                           5.34%          $650,000                $629,795
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49            450,000                 447,584
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
  02-12-51                           5.79            300,000                 301,561
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
  02-12-51                           5.90            550,000                 547,077
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
  02-12-51                           6.20            225,000(d)              172,904
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                           5.42            850,000                 837,955
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
  09-15-26                           4.56            250,000                 248,243
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97            250,000                 239,600
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93            500,000                 493,185
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           5.86            275,000                 278,199
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
  09-15-39                           5.37            250,000                 247,116
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42            275,000                 275,492
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
  09-15-45                           5.87            350,000                 355,308
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34            275,000                 273,980
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59            300,000                 292,056

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Morgan Stanley Capital I
Series 2007-IQ15 Cl A4
  06-11-49                           5.88%          $300,000                $308,742
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
  08-15-39                           6.10            475,000                 492,786
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08            775,000(d)              775,233
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94            475,000                 464,650
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09            325,000                 320,694
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
  03-15-45                           5.56          1,375,000               1,374,969
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                           5.77            650,000                 659,117
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                           5.73            275,000                 271,363
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                           5.31            450,000                 439,340
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
  11-15-48                           5.34            250,000                 246,175
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
  04-15-47                           5.51            125,000                 123,906
                                                                     ---------------
Total                                                                     24,607,023
------------------------------------------------------------------------------------

MORTGAGE-BACKED (54.0%)(f,n)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69            466,798(g)              444,286
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                           5.93            549,692(g)              564,023

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.19%          $365,492(g)             $358,623
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                           6.00            148,417                 149,818
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75            184,801                 184,396
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00            887,746                 873,521
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
  11-25-46                           7.25             45,769(d,o)             31,123
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                           5.88            383,259(g)              389,637
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-9 Cl 3A3
  10-25-20                           5.00          1,641,943               1,635,651
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
  06-25-47                           6.25            280,552(g)              286,085
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                           5.10            350,000(d,g)            339,254
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
  08-25-47                           5.99            699,865(g)              706,071
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
  06-25-35                           6.50            272,462                 281,743

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  15

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Citicorp Mtge Securities
Collateralized Mtge Obligation
Series 2005-5 Cl 3A1
  08-25-35                           5.00%          $474,053                $459,208
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                           7.73            312,649(e)               50,277
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                           4.75            147,520                 147,197
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
  10-25-33                           5.50          1,041,756               1,011,495
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                           5.50            304,875                 303,433
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                           5.50            307,269                 305,824
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                           5.50            620,836                 621,950
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50            269,793                 278,361
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                           5.50            747,576                 747,565
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                           6.00            521,594                 527,992
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00            600,189                 573,867

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                           6.00%          $285,000                $288,563
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                           6.00            633,319                 642,261
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
  09-25-37                           6.50            950,187                 962,362
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
  11-25-37                           6.50            976,607                 971,296
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           3.88            805,987(h)              575,214
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-27 Cl 2A1
  12-25-35                           5.50            873,140                 859,712
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB1 Cl 6A1
  03-25-35                           5.12            720,217(g)              720,384
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 17 Cl 4A1
  12-20-35                           5.62            702,996(g)              703,374
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00            336,291(d)              373,458
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                           5.36            305,219(g)              299,872
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
  10-25-37                           6.50            953,694                 969,937

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2007-HY3 Cl 4A1
  06-25-47                           6.00%          $534,593(g)             $537,273
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                          13.12          1,979,648(e)               13,610
Federal Home Loan Mtge Corp
  02-01-38                           6.00          2,000,000(b)            2,050,000
Federal Home Loan Mtge Corp #A10892
  07-01-33                           6.00            136,319                 140,402
Federal Home Loan Mtge Corp #A12692
  10-01-32                           6.00            110,547                 114,084
Federal Home Loan Mtge Corp #A13092
  09-01-33                           5.00          1,090,314               1,087,333
Federal Home Loan Mtge Corp #A13854
  09-01-33                           6.00            202,578                 209,766
Federal Home Loan Mtge Corp #A28602
  11-01-34                           6.50            937,548                 976,694
Federal Home Loan Mtge Corp #B11835
  01-01-19                           5.50            854,433                 876,581
Federal Home Loan Mtge Corp #C77372
  03-01-33                           6.00            326,712                 336,620
Federal Home Loan Mtge Corp #C90613
  01-01-23                           5.00            148,218                 149,557
Federal Home Loan Mtge Corp #D96300
  10-01-23                           5.50            313,663                 319,404
Federal Home Loan Mtge Corp #E74288
  12-01-13                           6.00            158,622                 163,943
Federal Home Loan Mtge Corp #E96941
  06-01-18                           4.50            128,344                 128,407
Federal Home Loan Mtge Corp #E99684
  10-01-18                           5.00            265,267                 269,445
Federal Home Loan Mtge Corp #G01864
  01-01-34                           5.00            504,550                 503,171
Federal Home Loan Mtge Corp #G02757
  06-01-36                           5.00          1,584,198               1,577,894
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
  07-15-17                          23.94            204,897(e)               12,875

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           3.19%          $195,586(e)              $39,517
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                          45.31             71,801(e)                  838
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2817 Cl SA
  06-15-32                          34.83            334,829(e,m)             19,489
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
  02-15-33                           5.50            159,456                 162,682
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                           6.50            178,778                 188,543
Federal Natl Mtge Assn
  02-01-23                           6.00          1,000,000(b)            1,033,438
  02-01-38                           6.00          3,500,000(b)            3,590,782
  02-01-38                           6.50          4,000,000(b)            4,151,247
  02-01-38                           7.00          2,500,000(b)            2,631,250
  03-01-38                           6.00          3,000,000(b)            3,071,249
Federal Natl Mtge Assn #252440
  05-01-29                           7.00            393,304                 420,392
Federal Natl Mtge Assn #254684
  03-01-18                           5.00          1,212,236               1,231,487
Federal Natl Mtge Assn #254916
  09-01-23                           5.50            274,096                 279,371
Federal Natl Mtge Assn #255408
  09-01-24                           5.50            953,453                 970,362
Federal Natl Mtge Assn #255788
  06-01-15                           5.50            566,459                 593,565
Federal Natl Mtge Assn #440730
  12-01-28                           6.00            181,734                 189,383
Federal Natl Mtge Assn #493945
  04-01-29                           6.50            113,651                 119,224
Federal Natl Mtge Assn #518159
  09-01-14                           7.00            393,924                 411,826

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  17

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #545216
  03-01-09                           5.89%          $102,180                $102,950
Federal Natl Mtge Assn #545869
  07-01-32                           6.50             78,052                  81,582
Federal Natl Mtge Assn #555340
  04-01-33                           5.50            425,136                 433,607
Federal Natl Mtge Assn #555528
  04-01-33                           6.00            934,371                 961,565
Federal Natl Mtge Assn #555734
  07-01-23                           5.00            120,617                 121,366
Federal Natl Mtge Assn #555794
  09-01-28                           7.50             81,344                  88,210
Federal Natl Mtge Assn #582154
  05-01-31                           6.50            123,239                 128,673
Federal Natl Mtge Assn #597374
  09-01-31                           7.00            102,974                 110,833
Federal Natl Mtge Assn #611831
  02-01-31                           7.50             43,778                  47,448
Federal Natl Mtge Assn #643381
  06-01-17                           6.00            201,032                 208,179
Federal Natl Mtge Assn #646147
  06-01-32                           7.00            695,940                 748,579
Federal Natl Mtge Assn #649876
  08-01-32                           6.50             84,355                  89,265
Federal Natl Mtge Assn #650009
  09-01-31                           7.50            113,012                 122,485
Federal Natl Mtge Assn #654208
  10-01-32                           6.50            220,586                 230,247
Federal Natl Mtge Assn #655679
  08-01-32                           6.50            146,350                 152,760
Federal Natl Mtge Assn #661815
  10-01-32                           6.00            142,232                 146,707
Federal Natl Mtge Assn #662061
  09-01-32                           6.50            942,893                 984,192
Federal Natl Mtge Assn #677089
  01-01-33                           5.50            718,170                 729,497
Federal Natl Mtge Assn #678028
  09-01-17                           6.00            142,442                 147,507
Federal Natl Mtge Assn #683100
  02-01-18                           5.50            195,373                 200,857
Federal Natl Mtge Assn #683116
  02-01-33                           6.00            524,311                 539,571
Federal Natl Mtge Assn #689093
  07-01-28                           5.50            117,013                 119,261

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #708959
  06-01-18                           4.50%          $516,361                $518,177
Federal Natl Mtge Assn #709093
  06-01-33                           6.00            168,708                 173,527
Federal Natl Mtge Assn #710780
  05-01-33                           6.00            434,707                 447,124
Federal Natl Mtge Assn #711224
  06-01-33                           5.50             67,267                  68,282
Federal Natl Mtge Assn #711501
  05-01-33                           5.50            166,423                 169,804
Federal Natl Mtge Assn #711503
  06-01-33                           5.50            129,562                 132,042
Federal Natl Mtge Assn #720378
  06-01-18                           4.50            187,021                 187,678
Federal Natl Mtge Assn #724867
  06-01-18                           5.00            218,245                 221,936
Federal Natl Mtge Assn #725424
  04-01-34                           5.50          3,725,968               3,782,179
Federal Natl Mtge Assn #725425
  04-01-34                           5.50          1,315,231               1,335,509
Federal Natl Mtge Assn #725431
  08-01-15                           5.50            199,314                 204,781
Federal Natl Mtge Assn #725684
  05-01-18                           6.00            347,296                 360,038
Federal Natl Mtge Assn #725719
  07-01-33                           4.85            264,822(g)              269,960
Federal Natl Mtge Assn #725773
  09-01-34                           5.50          1,682,065               1,706,461
Federal Natl Mtge Assn #726940
  08-01-23                           5.50            149,289                 153,334
Federal Natl Mtge Assn #735212
  12-01-34                           5.00          1,264,936               1,261,172
Federal Natl Mtge Assn #735224
  02-01-35                           5.50          2,086,200               2,117,674
Federal Natl Mtge Assn #735841
  11-01-19                           4.50            591,554                 593,182
Federal Natl Mtge Assn #743347
  10-01-33                           6.00            142,579                 147,735
Federal Natl Mtge Assn #743579
  11-01-33                           5.50            671,929                 682,066
Federal Natl Mtge Assn #747339
  10-01-23                           5.50            432,858                 444,351
Federal Natl Mtge Assn #753074
  12-01-28                           5.50            195,013                 198,759

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #755056
  12-01-23                           5.50%          $635,996                $648,235
Federal Natl Mtge Assn #757581
  01-01-19                           5.50            676,186                 694,171
Federal Natl Mtge Assn #759330
  01-01-19                           6.50            378,151                 395,502
Federal Natl Mtge Assn #763754
  02-01-29                           5.50            249,921                 254,562
Federal Natl Mtge Assn #766641
  03-01-34                           5.00            911,983                 909,269
Federal Natl Mtge Assn #768117
  08-01-34                           5.43            170,880(g)              180,063
Federal Natl Mtge Assn #779676
  06-01-34                           5.00          1,339,114               1,335,130
Federal Natl Mtge Assn #815264
  05-01-35                           5.22            389,005(g)              397,450
Federal Natl Mtge Assn #829227
  08-01-35                           6.00          1,290,818               1,325,903
Federal Natl Mtge Assn #865689
  02-01-36                           5.86          1,060,840(g)            1,096,484
Federal Natl Mtge Assn #881629
  02-01-36                           5.50          1,166,400               1,177,411
Federal Natl Mtge Assn #885827
  06-01-36                           6.50            874,676                 919,564
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-119 Cl GI
  12-25-33                           7.32            288,059(e)               66,674
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                          10.57            751,539(e)              150,331
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          10.85            254,971(e)               35,106
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                           6.11            153,254(e)               18,147

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                           4.63%        $1,071,847(e)             $221,661
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
  05-25-37                           0.35          1,151,378(e)              228,081
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 Cl SC
  10-25-35                          20.00          1,270,061(e,m)            132,302
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00             65,381                  68,726
Govt Natl Mtge Assn #567717
  06-15-32                           7.50             23,297                  25,105
Govt Natl Mtge Assn #604708
  10-15-33                           5.50            246,745                 251,902
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A11
  10-19-35                           6.66            387,136(g)              389,712
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                           4.27            321,198(g)              308,194
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                           4.50          4,530,493(e)               19,113
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR5 Cl 1A1
  05-25-37                           6.35            619,588(g)              631,106
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                           6.50            896,363                 938,667

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  19

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-2 Cl 4A1
  02-25-19                           5.00%          $295,222                $297,252
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
  05-25-34                           6.00            174,712                 175,820
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                           5.00            178,298                 182,365
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                           5.00            256,930                 252,701
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
  04-25-35                           5.50            800,000                 754,928
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
  08-25-37                           6.00            978,432                 983,100
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                           6.00            389,914                 393,333
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                           5.50            508,420                 493,010
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                           4.50            142,048                 137,586
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                           5.29            267,189(g)              268,440
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR8 Cl 2AB1
  07-25-45                           3.63              5,379(g)                5,375

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                           5.94%          $275,824(g)             $281,098
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00          1,701,565               1,639,594
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50            628,589                 624,268
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                           6.02            264,739(g)              270,401
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.10            572,501(g)              572,194
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
  08-25-37                           6.00            973,094                 980,577
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
  10-25-37                           6.00            491,113                 491,785
                                                                     ---------------
Total                                                                     90,503,047
------------------------------------------------------------------------------------

BANKING (1.8%)
Citigroup
 Sr Unsecured
  02-14-11                           5.13            140,000                 143,545
JPMorgan Chase & Co
 Sr Nts
  01-15-18                           6.00            465,000                 485,483
JPMorgan Chase Bank
 Sub Nts
  10-01-17                           6.00            130,000                 135,532
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63            865,000                 807,257

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
BANKING (CONT.)
Popular North America
Sr Nts
  10-01-08                           3.88%        $1,510,000              $1,505,925
                                                                     ---------------
Total                                                                      3,077,742
------------------------------------------------------------------------------------

BROKERAGE (1.1%)
Lehman Brothers Holdings
 Sr Unsecured
  09-26-14                           6.20            900,000                 926,242
Merrill Lynch & Co
  02-05-13                           5.45            210,000(b)              210,101
Morgan Stanley
 Sr Unsecured
  12-28-17                           5.95            650,000                 656,160
                                                                     ---------------
Total                                                                      1,792,503
------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.1%)
Clorox
 Sr Unsecured
  10-15-12                           5.45            145,000                 148,364
------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.1%)
General Electric
 Sr Unsecured
  12-06-17                           5.25            135,000                 136,651
Tyco Electronics Group
  10-01-12                           6.00          5,000(c,d)                  5,246
                                                                     ---------------
Total                                                                        141,897
------------------------------------------------------------------------------------

ELECTRIC (2.2%)
Consumers Energy
 1st Mtge Series F
  05-15-10                           4.00             45,000                  44,788
Consumers Energy
 1st Mtge Series H
  02-17-09                           4.80            705,000                 709,457
Duke Energy Carolinas LLC
 Sr Unsub Series D
  03-01-10                           7.38            320,000                 343,457
Entergy Gulf States
 1st Mtge
  06-01-08                           3.60            300,000(j)              298,565
Exelon Generation LLC
 Sr Unsecured
  01-15-14                           5.35             50,000                  49,284

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ELECTRIC (CONT.)
Exelon
 Sr Unsecured
  06-15-10                           4.45%          $580,000                $582,333
FirstEnergy
 Series B
  11-15-11                           6.45            115,000                 121,487
Florida Power
 1st Mtge
  03-01-13                           4.80             70,000                  71,133
Nevada Power
 Series M
  03-15-16                           5.95             20,000                  20,247
NiSource Finance
 Sr Nts
  03-01-13                           6.15            185,000                 191,889
Portland General Electric
  03-15-10                           7.88            155,000                 168,313
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                           6.88            310,000                 322,303
Sierra Pacific Power
 Series M
  05-15-16                           6.00            500,000                 507,892
Virginia Electric & Power
 Sr Unsecured
  11-30-12                           5.10             85,000                  87,713
Xcel Energy
 Sr Nts
  07-01-08                           3.40            190,000                 189,215
                                                                     ---------------
Total                                                                      3,708,076
------------------------------------------------------------------------------------

ENTERTAINMENT (--%)
Walt Disney
 Sr Unsecured
  12-01-12                           4.70             40,000                  40,935
------------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.8%)
Cadbury Schweppes US Finance
  10-01-08                           3.88          1,675,000(d)            1,679,197
ConAgra Foods
 Sr Unsecured
  09-15-11                           6.75            185,000                 199,532
Diageo Capital
  01-30-13                           5.20            100,000(c)              102,796
HJ Heinz
  12-01-08                           6.43            260,000(d)              267,215

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  21

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
FOOD AND BEVERAGE (CONT.)
Kellogg
Sr Unsecured
  12-03-12                           5.13%          $145,000                $150,548
Molson Coors Capital Finance
  09-22-10                           4.85            640,000(c)              655,886
                                                                     ---------------
Total                                                                      3,055,174
------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
  10-15-09                           4.00            225,000                 224,927
------------------------------------------------------------------------------------

GAS PIPELINES (1.0%)
CenterPoint Energy Resources
 Sr Unsecured
  02-15-11                           7.75            175,000                 190,118
Colorado Interstate Gas
 Sr Nts
  11-15-15                           6.80            770,000                 813,326
Kinder Morgan Energy Partners LP
 Sr Unsecured
  03-15-11                           6.75            110,000                 116,786
Southern Natural Gas
  04-01-17                           5.90            185,000(d)              185,164
Transcontinental Gas Pipe Line
 Series B
  08-15-11                           7.00            390,000                 409,500
                                                                     ---------------
Total                                                                      1,714,894
------------------------------------------------------------------------------------

HEALTH CARE (0.1%)
Cardinal Health
 Sr Unsecured
  06-15-12                           5.65            175,000(d)              180,710
------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.1%)
Coventry Health Care
 Sr Unsecured
  08-15-14                           6.30            160,000                 166,324
------------------------------------------------------------------------------------

INDEPENDENT ENERGY (1.0%)
Anadarko Petroleum
 Sr Unsecured
  09-15-16                           5.95            390,000                 402,153
EnCana
  11-01-11                           6.30            365,000(c)              386,613

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
INDEPENDENT ENERGY (CONT.)
EnCana
 Sr Nts
  10-15-13                           4.75%          $105,000(c)             $105,308
XTO Energy
  01-31-15                           5.00            165,000                 163,559
XTO Energy
 Sr Unsecured
  02-01-14                           4.90             75,000                  73,895
  06-30-15                           5.30            560,000                 563,621
                                                                     ---------------
Total                                                                      1,695,149
------------------------------------------------------------------------------------

LIFE INSURANCE (0.2%)
Pricoa Global Funding 1
 Secured
  10-18-12                           5.40            275,000(d)              285,263
 Principal Life Income Funding
  Secured
  12-14-12                           5.30             35,000                  36,062
                                                                     ---------------
Total                                                                        321,325
------------------------------------------------------------------------------------

MEDIA CABLE (1.2%)
Comcast
  03-15-11                           5.50            290,000                 297,497
  03-15-16                           5.90          1,230,000(j)            1,239,677
Comcast MO of Delaware LLC
  09-01-08                           9.00            500,000                 510,067
                                                                     ---------------
Total                                                                      2,047,241
------------------------------------------------------------------------------------

MEDIA NON CABLE (2.0%)
British Sky Broadcasting Group
  02-23-09                           6.88            775,000(c)              794,311
News America
  11-15-37                           6.65            100,000(d)              101,882
Reed Elsevier Capital
  08-01-11                           6.75            360,000                 383,983
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13            830,000                 823,494
Thomson
  02-01-08                           5.75            525,000(c)              525,019
Thomson
 Sr Unsecured
  08-15-09                           4.25            130,000(c)              131,597
  10-01-14                           5.70            500,000(c)              516,259
                                                                     ---------------
Total                                                                      3,276,545
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

RAILROADS (0.6%)
Burlington Northern Sante Fe
  01-15-15                           4.88%          $205,000                $199,295
CSX
  10-15-08                           6.25            230,000                 233,881
  03-15-12                           6.30            205,000                 214,702
CSX
 Sr Nts
  03-15-13                           5.75            155,000                 159,610
CSX
 Sr Unsecured
  11-01-09                           4.88             90,000                  91,065
Union Pacific
 Sr Unsecured
  08-15-18                           5.70            140,000(b)              139,525
                                                                     ---------------
Total                                                                      1,038,078
------------------------------------------------------------------------------------

REITS (0.2%)
Brandywine Operating Partnership LP
  05-01-17                           5.70            240,000                 218,815
ERP Operating LP
  06-15-17                           5.75            210,000                 195,056
                                                                     ---------------
Total                                                                        413,871
------------------------------------------------------------------------------------

RETAILERS (0.8%)
Home Depot
 Sr Unsecured
  03-01-11                           5.20            100,000                 100,338
  12-16-36                           5.88            210,000                 175,249
Kohl's
 Sr Unsecured
  12-15-17                           6.25            495,000                 491,575
Macys Retail Holdings
  07-15-09                           4.80            655,000                 657,179
                                                                     ---------------
Total                                                                      1,424,341
------------------------------------------------------------------------------------

SUPERMARKETS (0.1%)
Kroger
  04-15-12                           6.75            110,000                 118,490
------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.7%)
Erac USA Finance
  10-15-17                           6.38            825,000(d)              792,429
FedEx
  04-01-09                           3.50            375,000                 374,411
                                                                     ---------------
Total                                                                      1,166,840
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

WIRELINES (4.7%)
AT&T
  02-01-18                           5.50%          $895,000(b)             $895,734
AT&T
 Sr Unsecured
  03-15-11                           6.25          1,700,000               1,801,218
Telecom Italia Capital
  11-15-13                           5.25            425,000(c)              426,918
  10-01-15                           5.25            560,000(c)              547,004
Telefonica Europe
  09-15-10                           7.75            705,000(c)              762,302
TELUS
  06-01-11                           8.00          1,965,000(c,j)          2,164,204
Verizon New York
 Sr Unsecured Series A
  04-01-12                           6.88          1,075,000               1,149,405
Verizon Pennsylvania
 Sr Unsecured Series A
  11-15-11                           5.65             65,000                  68,394
                                                                     ---------------
Total                                                                      7,815,179
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $173,721,623)                                                    $175,407,275
------------------------------------------------------------------------------------
MUNICIPAL BONDS (0.4%)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE                               RATE          AMOUNT                    VALUE(A)

TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
  06-01-46                           6.71%          $745,000                $666,186
------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $744,926)                                                            $666,186
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  23

MONEY MARKET FUND (5.8%)
                                                     SHARES                VALUE(A)
RiverSource Short-Term Cash Fund                  9,773,773(l)           $9,773,773
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $9,773,773)                                                       $9,773,773
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $184,240,322)(p)                                                $185,847,234
===================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2008

                                  NUMBER OF                                            UNREALIZED
                                  CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION             LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
U.S. Long Bond, 20 year              (24)          $(2,863,500)      March 2008         $(10,364)
U.S. Treasury Note, 2-year             7             1,492,531       March 2008           17,329
U.S. Treasury Note, 5-year           (55)           (6,215,000)      March 2008         (137,023)
U.S. Treasury Note, 10-year          (26)           (3,034,688)      March 2008          (78,766)
---------------------------------------------------------------------------------------------------
Total                                                                                  $(208,824)
---------------------------------------------------------------------------------------------------

CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT JAN. 31, 2008

                                                                                          NOTIONAL
                            REFERENCED         BUY/SELL    PAY/RECEIVE     EXPIRATION     PRINCIPAL    UNREALIZED     UNREALIZED
COUNTERPARTY                  ENTITY          PROTECTION   FIXED RATE         DATE         AMOUNT     APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank                Lehman Brothers     Sell        1.23%        Dec. 20, 2012   $180,000          $--        $(2,056)
                                    Holdings
Goldman Sachs Group            ConAgra Foods      Buy          .18       Sept. 20, 2011    185,000        1,130             --
Lehman Brothers                       EnCana      Buy          .29         Nov. 1, 2011    365,000        3,446             --
   Special Financing
JP Morgan Chase Bank        NiSource Finance      Buy          .55        Dec. 20, 2012    185,000        4,275             --
Lehman Brothers                          CSX      Buy          .43       March 20, 2012    200,000        2,769             --
   Special Financing
Citibank                              Clorox      Buy          .31        Dec. 20, 2012    145,000        2,529             --
Goldman Sachs Group               Home Depot      Buy          .50       March 20, 2011     95,000        1,897             --
Lehman Brothers        Reed Elsevier Capital      Buy          .18       Sept. 20, 2011    275,000        2,514             --
   Special Financing
Citibank               Reed Elsevier Capital      Buy          .26       Sept. 20, 2011     85,000          535             --
Goldman Sachs Group                      CSX      Buy          .54        Dec. 20, 2012     40,000          608             --
JP Morgan Chase Bank         Cardinal Health      Buy         .225        June 20, 2012    175,000        1,596             --
Lehman Brothers         Kinder Morgan Energy      Buy          .41       March 20, 2011    110,000          213             --
   Special Financing            Partners, LP
Goldman Sachs Group              FirstEnergy      Buy          .60        Dec. 20, 2011    115,000           --            (29)
Deutsche Bank                  Goldman Sachs      Buy          .70        Dec. 20, 2012    180,000        1,288             --
Goldman Sachs Group                   Kroger      Buy          .36       March 20, 2012    110,000          557             --
Lehman Brothers                      Comcast      Buy          .61       March 20, 2011    285,000          937             --
   Special Financing
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                   $24,294        $(2,085)
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 24 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Jan. 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $17,725,780.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Jan. 31, 2008, the value of foreign securities represented 4.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2008, the value of these securities amounted to $8,262,139 or 4.9% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Jan. 31, 2008.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2008.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2008.

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
FSA    -- Financial Security Assurance
MBIA   -- MBIA Insurance Corporation

(j) At Jan. 31, 2008, investments in securities included securities valued at $261,056 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(l)  Affiliated Money Market Fund - See Note 5 to the financial statements.

(m) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Jan. 31, 2008. At Jan. 31, 2008, the value of inverse floaters represented 0.1% of net assets.

--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  25

(n) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Jan. 31, 2008:

                          PRINCIPAL       SETTLEMENT        PROCEEDS
SECURITY                   AMOUNT            DATE          RECEIVABLE         VALUE
--------------------------------------------------------------------------------------
Federal Natl Mtge Assn
  02-01-23 5.50%           $250,000        02-19-08         $254,492          $256,016
  03-01-38 5.00           2,000,000        03-12-08        2,000,938         1,988,124

(o)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2008, is as follows:

                                                      ACQUISITION
SECURITY                                                 DATES             COST
---------------------------------------------------------------------------------
Banc of America*
   Collateralized Mtge Obligation
   Series 2006-2 Cl N1
   7.25% 2046                                          11-14-06           $45,370

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(p) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $184,240,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $2,977,000
Unrealized depreciation                                             (1,370,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                         $1,607,000
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 26 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JAN. 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value Unaffiliated issuers
   (identified cost $174,466,549)                               $176,073,461
   Affiliated money market fund (identified cost $9,773,773)       9,773,773
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $184,240,322)                                                 185,847,234
Cash                                                                  79,031
Capital shares receivable                                            154,282
Dividends and accrued interest receivable                          1,169,500
Receivable for investment securities sold                          9,698,585
Unrealized appreciation on swap contracts                             24,294
----------------------------------------------------------------------------
Total assets                                                     196,972,926
----------------------------------------------------------------------------
LIABILITIES
Forward sale commitments, at value (proceeds receivable
   $2,255,430)                                                     2,244,140
Dividends payable to shareholders                                     58,880
Capital shares payable                                               396,661
Payable for investment securities purchased                        8,573,253
Payable for securities purchased on a forward-commitment
   basis                                                          17,725,780
Variation margin payable                                              69,609
Unrealized depreciation on swap contracts                              2,085
Accrued investment management services fee                             2,198
Accrued distribution fee                                                 745
Accrued transfer agency fee                                              203
Accrued administrative services fee                                      321
Other accrued expenses                                                81,456
----------------------------------------------------------------------------
Total liabilities                                                 29,155,331
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $167,817,595
============================================================================

--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  27

JAN. 31, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock - $.01 par value                                  $    171,539
Additional paid-in capital                                       169,903,613
Undistributed net investment income                                   26,860
Accumulated net realized gain (loss)                              (3,716,004)
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign
   currencies                                                      1,431,587
----------------------------------------------------------------------------
Total - representing net assets applicable to outstanding
   capital stock                                                $167,817,595
============================================================================

Net assets applicable to outstanding shares:   Class A                         $63,213,524
                                               Class B                         $ 9,834,484
                                               Class C                         $ 1,635,693
                                               Class I                         $93,119,079
                                               Class R4                        $     9,800
                                               Class W                         $     5,015
Net asset value per share of outstanding
   capital stock:                              Class A shares(1)   6,462,922   $      9.78
                                               Class B shares      1,005,788   $      9.78
                                               Class C shares        167,345   $      9.77
                                               Class I shares      9,516,369   $      9.79
                                               Class R4 shares         1,000   $      9.80
                                               Class W shares            512   $      9.79
------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $10.27. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 28 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $4,128,103
Income distributions from affiliated money market fund             105,219
--------------------------------------------------------------------------
Total income                                                     4,233,322
--------------------------------------------------------------------------
Expenses:
Investment management services fee                                 381,243
Distribution fee
   Class A                                                          77,385
   Class B                                                          48,863
   Class C                                                           8,200
   Class W                                                               8
Transfer agency fee
   Class A                                                          48,993
   Class B                                                           8,246
   Class C                                                           1,318
   Class R4                                                              2
   Class W                                                               7
Administrative services fee                                         55,598
Plan administration services fee - Class R4                             13
Compensation of board members                                        1,519
Custodian fees                                                      24,150
Printing and postage                                                22,060
Registration fees                                                   33,706
Professional fees                                                   12,883
Other                                                                1,764
--------------------------------------------------------------------------
Total expenses                                                     725,958
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                              (135,345)
--------------------------------------------------------------------------
                                                                   590,613
   Earnings and bank fee credits on cash balances                     (450)
--------------------------------------------------------------------------
Total net expenses                                                 590,163
--------------------------------------------------------------------------
Investment income (loss) - net                                   3,643,159
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
   Security transactions                                           888,452
   Futures contracts                                              (606,525)
   Swap transactions                                              (464,070)
--------------------------------------------------------------------------
Net realized gain (loss) on investments                           (182,143)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                         3,383,214
--------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            3,201,071
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $6,844,230
==========================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         JAN. 31, 2008      JULY 31, 2007
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                            $  3,643,159      $  6,710,454
Net realized gain (loss) on investments                       (182,143)          399,945
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                         3,383,214          (101,167)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                6,844,230         7,009,232
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                               (1,352,188)       (2,943,020)
      Class B                                                 (176,657)         (466,993)
      Class C                                                  (29,729)          (63,695)
      Class I                                               (2,026,666)       (3,369,145)
      Class R4                                                    (219)             (488)
      Class W                                                     (155)             (141)
-----------------------------------------------------------------------------------------
Total distributions                                         (3,585,614)       (6,843,482)
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                           14,061,470        20,321,054
   Class B shares                                            1,957,692         2,916,919
   Class C shares                                              153,266           491,010
   Class I shares                                           14,583,245        16,543,123
   Class R4 shares                                                  --             5,824
   Class W shares                                               71,191             5,000
Reinvestment of distributions at net asset value
   Class A shares                                            1,234,322         2,658,262
   Class B shares                                              164,670           424,873
   Class C shares                                               26,429            56,908
   Class I shares                                            2,057,052         3,343,089
   Class R4 shares                                                  --                33
Payments for redemptions
   Class A shares                                          (14,901,479)      (33,053,674)
   Class B shares                                           (2,161,420)       (8,901,112)
   Class C shares                                             (176,901)         (587,750)
   Class I shares                                           (4,177,055)       (6,574,119)
   Class R4 shares                                                  --            (5,851)
   Class W shares                                              (71,092)               --
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             12,821,390        (2,356,411)
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     16,080,006        (2,190,661)
Net assets at beginning of period                          151,737,589       153,928,250
-----------------------------------------------------------------------------------------
Net assets at end of period                               $167,817,595      $151,737,589
=========================================================================================
Undistributed (excess of distributions over) net
   investment income                                      $     26,860      $    (30,685)
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 30 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Limited Duration Bond Fund (the Fund) is a series of RiverSource Bond Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Bond Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in securities like those included in the Lehman Brothers Intermediate Aggregate Bond Index (the Index). The Index includes securities issued by the U.S. government, corporate bonds, and mortgage-and asset-backed securities.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership. Effective March 3, 2008, Class B shares are closed to new investors and new purchases.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2008, RiverSource Life Insurance Company (RiverSource Life), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, LLC (the Investment Manager) owned 100% of Class R4 shares. The Investment Manager and the affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class W shares.

At Jan. 31, 2008, RiverSource Life, the Investment Manager and the affiliated funds-of-funds owned approximately 55% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  31

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Jan. 31, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2008 was $31,123 representing 0.02% of net assets. These securities may be valued at fair value

--------------------------------------------------------------------------------

 32 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Jan. 31, 2008, the Fund has entered into outstanding when-issued securities of $17,725,780.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call

--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT 33 option is adjusted by the amount of premium received or paid. During the six months ended Jan. 31, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Jan. 31, 2008, the Fund had no outstanding forward foreign currency contracts.

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is

--------------------------------------------------------------------------------

 34 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to Portfolio of Investments."

CREDIT DEFAULT SWAP TRANSACTIONS

The Fund may enter into credit default swap contracts to increase or decrease its credit exposure to an issuer, obligation, portfolio, or index of issuers or obligations, to hedge its exposure on an obligation that it owns or in lieu of selling such obligations. As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the referenced obligation or an equivalent cash amount to the protection seller and in exchange the Fund will receive the notional amount from the seller. The difference between the value of the obligation delivered and the notional amount received will be recorded as a realized gain (loss). As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the referenced obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation received and the notional amount paid will be recorded as a realized gain (loss). As a protection seller, the maximum amount of the payment made by the Fund may equal the notional amount, at par, of the underlying index or security as a result of the related credit event.

The notional amounts of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of operations. At Jan. 31, 2008, there were no credit default swap contracts outstanding which had a

--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT 35 premium paid or received by the Fund. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain
(loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net

--------------------------------------------------------------------------------

 36 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% annually as the Fund's assets increase. The management fee for the six months ended Jan. 31, 2008 was 0.48% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2008 was 0.07% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited

--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT 37 administrative services to the Funds and the Board. For the six months ended Jan. 31, 2008, other expenses paid to this company were $359.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares, and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

--------------------------------------------------------------------------------

 38 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

Sales charges received by the Distributor for distributing Fund shares were $41,910 for Class A, $4,273 for Class B and $24 for Class C for the six months ended Jan. 31, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Jan. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expense (excluding fees and expenses of acquired funds) were 0.89% for Class A, 1.65% for Class B, 1.64% for Class C, 0.52% for Class I, 0.51% for Class R4 and 0.96% for Class W. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $12,108, $2,020, $355 and $2, for Class A, Class B, Class C and Class R4, respectively, and the plan administration services fee at the class level was $13 for Class R4, and the management fee at the Fund level was $120,847. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2008, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.89% for Class A, 1.65% for Class B, 1.64% for Class C, 0.52% for Class I, 0.77% for Class R4 and 0.97% for Class W of the Fund's average daily net assets, unless sooner terminated at the discretion of the Board.

During the six months ended Jan. 31, 2008, the Fund's custodian and transfer agency fees were reduced by $450 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $270,533,240 and $260,948,050, respectively, for the six months ended Jan. 31, 2008. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  39

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                          SIX MONTHS ENDED JAN. 31, 2008
                                        ISSUED FOR
                                        REINVESTED                          NET
                             SOLD      DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
---------------------------------------------------------------------------------------
Class A                    1,447,601      127,360      (1,537,268)          37,693
Class B                      201,969       16,998        (223,153)          (4,186)
Class C                       15,847        2,729         (18,244)             332
Class I                    1,499,363      212,103        (429,284)       1,282,182
Class R4                          --           --              --               --
Class W                        7,375           --          (7,375)              --
---------------------------------------------------------------------------------------

                                        YEAR ENDED JULY 31, 2007
                                        ISSUED FOR
                                        REINVESTED                          NET
                             SOLD      DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
---------------------------------------------------------------------------------------
Class A                    2,103,054      275,184      (3,422,168)      (1,043,930)
Class B                      302,267       43,993        (923,525)        (577,265)
Class C                       51,071        5,896         (61,011)          (4,044)
Class I                    1,716,233      346,080        (681,108)       1,381,205
Class R4                         602            3            (605)              --
Class W*                         512           --              --              512
---------------------------------------------------------------------------------------

* For the period from Dec. 1, 2006 (inception date) to July 31, 2007.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $35,679,076 and $32,978,788, respectively, for the six months ended Jan. 31, 2008.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after

--------------------------------------------------------------------------------

 40 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Jan. 31, 2008.

7. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $3,334,510 at July 31, 2007, that if not offset by capital gains will expire as follows:

  2014        2015
$388,116   $2,946,394

The Fund also had a post-October loss of $60,327 at July 31, 2007.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any

--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT 41 violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 42 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $9.58          $9.57          $9.79          $9.76          $9.65
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .22(b)         .42(b)         .37            .29            .22
Net gains (losses) (both realized and
 unrealized)                                .20            .02           (.21)           .04            .11
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .42            .44            .16            .33            .33
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.22)          (.43)          (.36)          (.30)          (.22)
Distributions from realized gains            --             --           (.02)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.22)          (.43)          (.38)          (.30)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.78          $9.58          $9.57          $9.79          $9.76
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $63            $62            $71            $83           $103
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.08%(e)       1.11%          1.09%          1.05%          1.03%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)           .89%(e)        .89%           .90%           .94%           .96%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.43%(e)       4.34%          3.80%          2.89%          2.31%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    159%           263%           328%           316%           317%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           4.35%(i)       4.63%          1.73%          3.35%          3.46%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  43

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $9.58          $9.57          $9.79          $9.76          $9.66
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .18(b)         .34(b)         .30            .21            .15
Net gains (losses) (both realized and
 unrealized)                                .20            .02           (.21)           .04            .10
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .38            .36            .09            .25            .25
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.18)          (.35)          (.29)          (.22)          (.15)
Distributions from realized gains            --             --           (.02)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.18)          (.35)          (.31)          (.22)          (.15)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.78          $9.58          $9.57          $9.79          $9.76
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $10            $10            $15            $25            $21
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.84%(e)       1.87%          1.86%          1.82%          1.78%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)          1.65%(e)       1.65%          1.66%          1.70%          1.71%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.68%(e)       3.57%          3.02%          2.17%          1.57%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    159%           263%           328%           316%           317%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           3.96%(i)       3.84%          1.00%          2.56%          2.58%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 44 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $9.57          $9.56          $9.79          $9.75          $9.65
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .18(b)         .35(b)         .30            .21            .15
Net gains (losses) (both realized and
 unrealized)                                .20            .01           (.22)           .05            .10
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .38            .36            .08            .26            .25
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.18)          (.35)          (.29)          (.22)          (.15)
Distributions from realized gains            --             --           (.02)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.18)          (.35)          (.31)          (.22)          (.15)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.77          $9.57          $9.56          $9.79          $9.75
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $2             $2             $2             $2             $2
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.83%(e)       1.86%          1.86%          1.81%          1.79%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)          1.64%(e)       1.64%          1.67%          1.70%          1.72%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.69%(e)       3.59%          3.07%          2.14%          1.56%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    159%           263%           328%           316%           317%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           3.97%(i)       3.84%           .89%          2.67%          2.58%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  45

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)            2007           2006           2005        2004(B)
Net asset value, beginning of period      $9.58          $9.57          $9.79          $9.76          $9.90
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .23(c)         .45(c)         .40            .32            .11
Net gains (losses) (both realized and
 unrealized)                                .22            .02           (.21)           .03           (.14)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .45            .47            .19            .35           (.03)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.24)          (.46)          (.39)          (.32)          (.11)
Distributions from realized gains            --             --           (.02)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.24)          (.46)          (.41)          (.32)          (.11)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.79          $9.58          $9.57          $9.79          $9.76
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $93            $79            $66            $70            $27
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .67%(f)        .70%           .69%           .73%           .71%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .52%(f)        .54%           .58%           .68%           .64%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.81%(f)       4.70%          4.17%          3.27%          2.83%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    159%           263%           328%           316%           317%
-----------------------------------------------------------------------------------------------------------
Total return(i)                           4.65%(j)       4.99%          2.03%          3.62%          (.36%)(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 46 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $9.58          $9.57          $9.79          $9.75          $9.65
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .24(b)         .43(b)         .38            .30            .24
Net gains (losses) (both realized and
 unrealized)                                .20            .02           (.21)           .05            .10
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .44            .45            .17            .35            .34
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.22)          (.44)          (.37)          (.31)          (.24)
Distributions from realized gains            --             --           (.02)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.22)          (.44)          (.39)          (.31)          (.24)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.80          $9.58          $9.57          $9.79          $9.75
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .98%(e)        .98%           .92%           .95%           .87%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)           .51%(e)        .73%           .74%           .77%           .80%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.82%(e)       4.48%          3.91%          3.22%          2.44%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    159%           263%           328%           316%           317%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           4.63%(i)       4.82%          1.88%          3.62%          3.53%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  47

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)         2007(B)
Net asset value, beginning of period      $9.58          $9.76
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .26            .27
Net gains (losses) (both realized and
 unrealized)                                .16           (.18)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .42            .09
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.21)          (.27)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.79          $9.58
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e),(f)          1.15%          1.12%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g),(h)       .96%           .97%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)           4.57%          4.34%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    159%           263%
-----------------------------------------------------------------------------------------------------------
Total return(i),(j)                       4.41%          1.00%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Earnings ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 48 RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

            RIVERSOURCE LIMITED DURATION BOND FUND -- 2008 SEMIANNUAL REPORT  49

     RIVERSOURCE LIMITED DURATION BOND FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource mutual
                                        funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6276 F (3/08)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Bond Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date April 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date April 3, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date April 3, 2008